UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 2-58043

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 50	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-2716

Amendment No. 23	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

                                        One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                                (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, SVP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1. 2008

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2008 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account

Prospectus supplement dated May 1, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

The following changes apply to your prospectus:

1. The Board of Directors for the Dreyfus A Bonds Plus, Inc. has approved a reorganization pursuant to which the assets of the Dreyfus A Bonds Plus, Inc. will be acquired by the Dreyfus Premier Intermediate Term Income Fund: Class A.  As a result of this reorganization the Dreyfus A Bonds Plus, Inc. will no longer be available as an investment option in your contract, effective May 14, 2008.  After May 14, 2008, all references in your prospectus to Dreyfus A Bonds Plus, Inc. will mean Dreyfus Premier Intermediate Term Income Fund: Class A.

Effective May 14, 2008, the following underlying mutual fund will be available in your contract:

Dreyfus Premier Intermediate Term Income Fund: Class A
Investment Adviser:                                                                The Dreyfus Corporation
Investment Objective:                                                              Seeks to maximize total return, consisting of
             capital appreciation and current income.

2. Your prospectus offers the following underlying mutual fund as an investment option under your contract.  Effective June 6, 2008, the following underlying mutual fund will undergo a name change:

CURRENT NAME	NEW NAME
Wells Fargo Advantage Funds – Common Stock Fund: Class Z	Wells Fargo Advantage Funds – Common Stock Fund: Investor Class

SOLOIST®
NATIONWIDE LIFE INSURANCE COMPANY
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account
The date of this prospectus is May 1, 2008.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2008), which contains additional information about the contracts and the Variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 25.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road (RR1-04-F4)
Dublin, Ohio 43017-1522

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

•	AIM Dynamics Fund: Investor Class
•	American Century Growth: Investor Class
•	American Century Income & Growth: Investor Class
•	American Century Short Term Government: Investor Class
•	American Century Ultra: Investor Class
•	Credit Suisse Global Fixed Income Fund: Common Class
•	Delaware Delchester Fund: Institutional Class
•	Dreyfus A Bonds Plus, Inc.
•	Dreyfus Appreciation Fund, Inc.
•	Dreyfus Premier Balanced Opportunity Fund: Class Z
•	Dreyfus S&P 500 Index Fund
•	Evergreen Equity Income Fund: Class I
•	Federated Bond Fund: Class F Shares
•	Federated High Yield Trust
•	Fidelity Advisor Balanced Fund: Class T
•	Fidelity Advisor Equity Income Fund: Class T
•	Fidelity Advisor Growth Opportunities Fund: Class T
•	Fidelity Asset Manager
•	Fidelity Equity-Income Fund
•	Fidelity Magellan Fund
•	Fidelity Puritan Fund
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R †
•	Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 †
•	Lazard U.S. Small Cap Equity Portfolio: Open Shares
•	Lehman Brothers Short Duration Bond: Investor Class
•	MFS® Strategic Income Fund: Class A
•	Nationwide Bond Fund: Class D
•	Nationwide Fund: Class D
•	Nationwide Government Bond Fund: Class D
•	Nationwide Growth Fund: Class A
•	Nationwide Large Cap Value Fund: Class A
•	Nationwide Money Market Fund: Prime Shares

•	Nationwide S&P 500® Index Fund: Service Class
•	Nationwide Variable Insurance Trust - J.P. Morgan NVIT Balanced Fund: Class I
•	Neuberger Berman Guardian Fund: Investor Class
•	Neuberger Berman Partners Fund: Investor Class
•	Neuberger Berman Socially Responsive Fund: Trust Class
•	NVIT Investor Destinations Funds: Class II (formerly, Nationwide NVIT Investor Destinations Funds: Class II)
➢	NVIT Investor Destinations Conservative Fund: Class II (formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderate Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderate Fund: Class II)
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II)
➢	NVIT Investor Destinations Aggressive Fund: Class II (formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class II)
•	NVIT Multi-Manager International Growth Fund: Class VI†
•	Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 †
•	Phoenix Balanced Fund: Class A

This underlying mutual fund is only available in contracts issued before May 1, 2008:

•	American Century VP International Fund: Class IV †

This underlying mutual fund is only available in contracts issued before May 1, 2006:

•	Neuberger Berman Genesis Fund: Trust Class

This underlying mutual fund is only available in contracts issued before May 24, 2004:

•	Janus Fund
•	Janus Twenty Fund

These underlying mutual funds are only available in contracts issued before May 1, 2004:

•	Credit Suisse Mid-Cap Core Fund: Common Class
•	Dreyfus Premier Third Century Fund, Inc.: Class Z
•	Nationwide Small Cap Fund: Class A
•	Wells Fargo Advantage Common Stock Fund: Class Z
•	Wells Fargo Advantage Large Cap Growth Fund: Investor Class

These underlying mutual funds are no longer available to receive transfers or new purchase payments effective May 1, 2004:

•	American Century International Growth: Investor Class
•	Fidelity Advisor High Income Advantage Fund: Class T
•	Janus Worldwide Fund
•	Oppenheimer Global Fund: Class A
•	Templeton Foreign Fund: Class A

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003:

•	Nationwide Growth Fund: Class D

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 1999:

•	Fidelity Capital & Income Fund

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 1, 1993:

•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class

†These underlying mutual funds assess a short-term trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the Fixed account.

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Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin.  This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate variable annuity payments.

Contract value- The total of all accumulation units in a contract, any amount held in the fixed account and any amounts transferred as a loan to the collateral fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC – Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

Nationwide- Nationwide Life Insurance Company.

Net asset value– The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Simple IRA.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC – Securities and Exchange Commission.

Simple IRA- An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a Simple Plan and rollovers or transfers from another Simple IRA.

Simple Plan- The Savings Incentive Match Plan for Employees of Small Employers.  This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers.  In a Simple Plan, each employee may choose whether to have the Small Employer make payments as contributions under the Simple Plan or to receive these payments directly in cash.  A Small Employer that chooses to establish a Simple Plan must make either matching contributions or non-elective contributions.  All contributions under a Simple Plan are made to Simple IRAs.

Small Employer- An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Two-Year Period- The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee’s Simple IRA.

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period-The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

 Variable account- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	6
Example	7
Synopsis of the Contracts	7
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	8
Financial Statements	8
Nationwide Life Insurance Company	8
Nationwide Investment Services Corporation	8
Investing in the Contract	8
The Variable Account and Underlying Mutual Funds
The Fixed Account
The Contract in General	10
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Charges and Deductions	11
Mortality and Expense Risk Charge
Administration Charge
Contingent Deferred Sales Charge ("CDSC")
Waiver of CDSC
Contract Maintenance Charge
Premium Taxes
Short-Term Trading Fees
Contract Ownership	14
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	14
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Revoke	17
Surrender (Redemption) Prior to Annuitization	17
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Qualified Plan
Contract Owner Services	18
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	19
Annuitizing the Contract	19
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments

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5

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)
Maximum CDSC for contracts issued on or after January 1, 1993									7%[1]
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum CDSC for contracts issued prior to January 1, 1993									5%[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%[3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30[4]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Variable Account Annual Expenses for contracts issued on or after January 1, 1993
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%
Variable Account Annual Expenses for contracts issued prior to January 1, 1993
Mortality and Expense Risk Charge	1.30%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)	0.51%	1.65%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without a CDSC.  The CDSC is waived:

(1)  for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

(2)  for any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued to fund Qualified Plans.
As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan.  References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.

2 After the first year from the date of any purchase payment, the contract owner may withdraw 5% of that purchase payment without a CDSC.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.

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5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account.  They are charged on a daily basis at the annualized rate noted above.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total variable account charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.65%)	941	1,400	1,941	3,667	341	1,040	1,761	3,667	*	1,040	1,761	3,667
Minimum Total Underlying Mutual Fund Operating Expenses (0.51%)	822	1,043	1,351	2,515	222	683	1,171	2,515	*	683	1,171	2,515

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are deferred variable annuity contracts.  Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts.  Currently (and at all times after January 1, 1993), the contracts are issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.

Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing non-qualified annuities or Individual Retirement Annuities.  Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.  Such account holders will be the annuitant under these contracts.  Annuity payments under the contracts are deferred until a selected later date.

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in the prospectus.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account.  For contracts issued prior to January 1, 1993, the Mortality and Expense Risk Charge is equal to an annualized rate of 1.30% of the daily net assets of the variable account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, if any part of the contract value is surrendered, Nationwide will, with certain exceptions, deduct a CDSC not to exceed 7% of purchase payments surrendered.  For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments surrendered.

On each contract anniversary, Nationwide will deduct a Contract Maintenance Charge of $30 from the contract value.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it. This right is referred to as

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your “free look” right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own. Check your contract for more details about the free look right in your state. See “Right to Revoke” later in this prospectus for more information.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B: Condensed Financial Information for information regarding accumulation units.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation. ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on March 3, 1976, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.  The sub-account contains shares attributable to accumulation units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Simple IRAs and Qualified Contracts.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through

8

other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Nationwide Variable Account.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.  Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate– The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate– Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate– The rate available for maturing fixed account allocations which are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate– From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that this rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account

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allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

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•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust and/or Nationwide Mutual Funds) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.

This amount is computed on a daily basis and is equal to an annualized rate of 1.25% (1.30% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account.

The mortality risk component is equal to an annualized rate of 0.80% of the daily net assets of the variable account and compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk component is equal to an annualized rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account and compensates Nationwide for guaranteeing that that charges will not increase regardless of actual expenses.

Nationwide expects to generate profit from this charge.  If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Administration Charge

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge from the variable account.  This charge is computed on a daily basis and is equal to an annualized rate of 0.05% of the daily net assets of the variable account.  The Administration Charge reimburses Nationwide for administrative expenses.  Nationwide will monitor this

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charge to ensure that it does not exceed actual administration expenses.

Contingent Deferred Sales Charge ("CDSC")

No sales charge deduction is made from the purchase payments when amounts are deposited into the contract.  However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered (5% of purchase payments surrendered for contracts issued prior to January 1, 1993).

The CDSC, when it is applicable, is used to cover sales expenses, including commissions, production of sales literature and other promotional expenses.  Any shortfall will be made up from the general account of Nationwide, which may indirectly include portions of the Mortality and Expense Risk Charge since Nationwide expects to generate a profit from this charge.

Withdrawals may be restricted for contracts issued pursuant to a Qualified Plan.  No CDSC is deducted on transfers between the fixed account and the variable account.  The contract owner may be subject to a tax penalty if withdrawals are taken prior to age 59½.

For purposes of the CDSC, surrenders under a contract come first from the purchase payments which have been on deposit under the contract for the longest time period.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

For contracts issued on or after January 1, 1993, CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of the purchase payment surrendered.

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC.  This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:

a)	for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

b)	for any amount withdrawn from this contract in order to meet minimum distribution requirements under the Internal Revenue Code.

For contracts issued before January 1, 1993, Nationwide may deduct a CDSC equal to 5% of the lesser of the total of all purchase payments made within 8 years of the date of the surrender request, or the amount surrendered.  In no event will any CDSC be charged against any amounts held under the contract for at least 8 years.  Certain partial surrenders may be requested for which no CDSC will be assessed.  For any purchase payments made, the contract owner (or annuitant, if applicable) may, after the first year from the date of each purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously surrendered free of charge).

Waiver of CDSC

For contracts sold to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Internal Revenue Code, SEP IRAs sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:

1)	the plan participant experiences a case of hardship (as defined for purposes of Internal Revenue Code Section 401(k));

2)	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

3)	the plan participant attains age 59 ½ and has participated in the contract for at least 5 years, as determined from the contract anniversary date;

4)	the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date;

5)	the plan participant dies; or

6)	the plan participant annuitizes after 2 years in the contract.

For Individual Retirement Accounts, Nationwide will waive the CDSC when:

1)	the designated annuitant dies; or

2)	the contract owner annuitizes after 2 years in the contract.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

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In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.

Contract Maintenance Charge

Each year on the contract anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the contract value.  This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract.  For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code, established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations.  Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings.  For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12.  Variances are based on internal underwriting guidelines.  The Contract Maintenance Charge will be deducted proportionately from the fixed account and variable account in the same percentages as purchase payments are allocated at the time of the deduction.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5.0%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract at:

1)	the time the contract is surrendered;

2)	annuitization; or

3)	such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract surrenders, including CDSC-free withdrawals;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay the annual Contract Maintenance Charge;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

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Contract Ownership

All contract rights are exercised by the annuitant.  Throughout this prospectus, discussions relating to the rights and capabilities of a contract owner under the contracts apply to the annuitant.

The annuitant exercising the rights of the contract owner may request a change in the annuitant, contingent annuitant, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the annuitant; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If there is a change of annuitant, distributions will be made as if the contract owner died at the time of the change.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

Although not the contract owner, the annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no contingent annuitant.  More than one beneficiary can be named.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The beneficiary or contingent beneficiary may be changed during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time the change was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)	the value of amounts allocated to the sub-accounts of the variable account; and

2)	amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

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Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c)	is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)	adding any interest earned on the amounts allocated.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves

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the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1)  they have been identified as engaging in harmful trading practices; and

(2)  if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

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Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account, however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account.  Nationwide reserves the right to refuse transfers to the fixed account from the variable account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.  (See “Pricing”)

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may direct Nationwide to deduct the CDSC either from:

a)	the amount requested; or

b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value

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remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	the Contract Maintenance Charge;

•	underlying mutual fund charges;

•	investment performance of the underlying mutual funds; and

•	amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

Surrenders Under a Qualified Plan

The contract surrender provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the:

•	Nationwide Money Market Fund: Prime Shares

to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program.  Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging program.  Dollar Cost Averaging transfers for this program may only be made from the fixed account.  Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts

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in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the Nationwide Money Market Fund: Prime Shares

Systematic Withdrawals

Systematic Withdrawals allow contract owners (or annuitants if authorized) to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of:

1)	10% of all purchase payments made to the contract as of the withdrawal date; or

2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  The annuity commencement date may be changed before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  It will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Qualified Plan, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C: Contract Types and Tax Information.

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the annuitant to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VariablePayment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the annuitant to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the

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first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20.  Payments will be made at least annually.

Annuity Payment Options

An annuity payment option must be elected before the annuitization date.  The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments.  Therefore, it is possible that if both annuitants die before the second annuity payment date, the annuitants will receive only one annuity payment.  No death benefit will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Annuitants may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

Qualified Contracts, IRAs, SEP IRAs and Simple IRAs are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Annuitant

If the annuitant dies prior to the annuitization date, then the contingent annuitant becomes the annuitant and no death benefit is payable.  In the event there is no living contingent annuitant, then, upon the annuitant's death, a death benefit will be payable to the beneficiary.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

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The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

For contracts issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

•	If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

1)	requested an annuity commencement date later than the first day of the calendar month after the annuitant’s 75th birthday; and

2)	Nationwide approved the request.

•	If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

1)	the contract value; or

2)	the sum of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

For contracts issued prior to May 1, 1998 or a date prior to approval of applicable contract modifications by state insurance authorities:

•	If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

1)	requested an annuity commencement date later than the first day of the calendar month after the annuitant’s 75th birthday; and

2)	Nationwide approved the request.

•	If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

1)	the contract value; or

2)	the sum of all purchase payments, less any amounts surrendered.

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.

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Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such

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other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their

23

ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 2716

Securities Act of 1933 Registration File No. 2-58043

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Dynamics Fund: Investor Class
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

American Century Growth: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Income & Growth: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

American Century International Growth: Investor Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Short Term Government: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks income and investment returns by investing in various types of U.S.
government securities.

American Century Ultra: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Credit Suisse Global Fixed Income Fund: Common Class
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Maximum total investment return.

Credit Suisse Mid-Cap Core Fund: Common Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Maximum capital appreciation.

Delaware Delchester Fund: Institutional Class
Investment Adviser:	Delaware Management Company
Investment Objective:	Seeks total return and high current income.

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Dreyfus A Bonds Plus, Inc.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Maximize total return consisting of capital appreciation and current income.

Dreyfus Appreciation Fund, Inc.
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Premier Balanced Opportunity Fund: Class Z
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	EACM Advisers/Boston Company Asset Management/Standish Mellon
Investment Objective:	High total return through a combination of capital appreciation and current income.

Dreyfus Premier Third Century Fund, Inc.: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus S&P 500 Index Fund
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500 Composite Stock Price Index.

Evergreen Equity Income Fund: Class I
Investment Adviser:	Evergreen Investment Management Company, LLC
Investment Objective:	Current income and and capital growth in the value of its shares.

Federated Bond Fund: Class F Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High level of current income, as is consistent with the preservation of

Federated High Yield Trust
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Fidelity Advisor Balanced Fund: Class T
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	Income and growth of capital.

Fidelity Advisor Equity Income Fund: Class T
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500 Index.

Fidelity Advisor Growth Opportunities Fund: Class T
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Advisor High Income Advantage Fund: Class T
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Seeks high level of income and the potential for capital gains.

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Fidelity Asset Manager
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	High total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short term instruments.

Fidelity Capital & Income Fund
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 1999
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Seeks to provide a combination of income and capital growth.

Fidelity Equity-Income Fund
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

Fidelity Magellan Fund
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Fidelity Puritan Fund
Investment Adviser:	Federated Investment Management Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Income and capital growth consistent with reasonable risk.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 1, 1993
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
Investment Adviser:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation, with income as a secondary goal.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital in a manner consistent with the preservation of capital.

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Janus Twenty Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Worldwide Fund
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital in a manner consistent with the preservation of capital.

Lazard U.S. Small Cap Equity Portfolio: Open Shares
Investment Adviser:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

Lehman Brothers Short Duration Bond: Investor Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Highest current income consistent with low risk to principal and liquidity and, secondarily, total return.

MFS® Strategic Income Fund: Class A
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek total return with an emphasis on high current income, but also considering capital appreciation.

Nationwide Bond Fund: Class D
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with preserving capital.

Nationwide Fund: Class D
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreication and current income.

Nationwide Government Bond Fund: Class D
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level current income as is consistent with preserving capital.

Nationwide Growth Fund: Class A
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Insitutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited;
Investment Objective:	Long-term capital appreciation.

Nationwide Growth Fund: Class D
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Insitutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited;
Investment Objective:	Long-term capital appreciation.

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Nationwide Large Cap Value Fund: Class A
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Maximize total return, consisting of both capital appreciation and current income.

Nationwide Money Market Fund: Prime Shares
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide S&P 500® Index Fund: Service Class
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the S&P
500 Composite Stock Price Index.

Nationwide Small Cap Fund: Class A
This underlying mutual fund is only available in contracts issued before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Insitutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited;
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; AIM Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Genesis Fund: Trust Class
This underlying mutual fund is only available in contracts issued before May 1, 2006
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Guardian Fund: Investor Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital and, secondarily, current income.

Neuberger Berman Partners Fund: Investor Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Socially Responsive Fund: Trust Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in securities of companies that meet certain financial criteria and social policy.

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Oppenheimer Global Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Phoenix Balanced Fund: Class A
Investment Adviser:	Phoenix Investment Counsel, Inc.
Investment Objective:	Reasonable income, long-term capital growth and conservation of capital.

Templeton Foreign Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Wells Fargo Advantage Common Stock Fund: Class Z
This underlying mutual fund is only available in contracts issued before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Large Cap Growth Fund: Investor Class
This underlying mutual fund is only available in contracts issued before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Capital growth.

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Appendix B: Condensed Financial Information

The following tables reflect accumulation unit values for the units of the sub-accounts.  As used in this appendix, the term “Period” is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

The following underlying mutual fund was added to the variable account on May 1, 2008, therefore, no Condensed Financial Information is available:

•	NVIT Multi-Manager International Growth Fund: Class VI

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

AIM Dynamics Fund: Investor Class – NQ	13.401402	14.859286	10.88%	312,108	2007
	11.651509	13.401402	15.02%	333,686	2006
	10.695979	11.651509	8.93%	350,957	2005
	9.680909	10.695979	10.49%	412,876	2004
	7.093317	9.680909	36.48%	499,079	2003
	10.740031	7.093317	-33.95%	473,937	2002
	16.215857	10.740031	-33.77%	593,472	2001
	17.811356	16.215857	-8.96%	642,744	2000
	10.504025	17.811356	69.57%	198,949	1999
	10.000000	10.504025	5.04%	0	1998*

American Century Growth: Investor Class – NQ	85.141823	99.980990	17.43%	70,103	2007
	79.912245	85.141823	6.54%	82,939	2006
	77.223763	79.912245	3.48%	93,010	2005
	71.188047	77.223763	8.48%	103,411	2004
	57.972941	71.188047	22.80%	111,223	2003
	79.512370	57.972941	-27.09%	122,347	2002
	99.058910	79.512370	-19.73%	138,099	2001
	117.667874	99.058910	-15.81%	148,234	2000
	88.518097	117.667874	32.93%	153,919	1999
	65.572069	88.518097	34.99%	150,519	1998

American Century Income & Growth: Investor Class – NQ	22.273869	21.918313	-1.60%	253,051	2007
	19.258791	22.273869	15.66%	302,859	2006
	18.619717	19.258791	3.43%	357,907	2005
	16.697268	18.619717	11.51%	404,011	2004
	13.050867	16.697268	27.94%	431,937	2003
	16.400321	13.050867	-20.42%	459,146	2002
	18.136235	16.400321	-9.57%	524,128	2001
	20.537578	18.136235	-11.69%	539,511	2000
	17.640513	20.537578	16.42%	534,684	1999
	14.002308	17.640513	25.98%	397,026	1998
	10.000000	10.551440	5.51%	18,133	1996*

33

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

American Century International Growth: Investor Class – NQ	28.074719	32.490550	15.73%	47,089	2007
	22.754543	28.074719	23.38%	58,485	2006
	20.340371	22.754543	11.87%	73,235	2005
	17.871836	20.340371	13.81%	91,338	2004
	14.441600	17.871836	23.75%	115,663	2003
	18.119357	14.441600	-20.30%	109,800	2002
	25.077938	18.119357	-27.75%	123,761	2001
	29.892733	25.077938	-16.11%	123,327	2000
	18.416900	29.892733	62.31%	67,212	1999
	15.678789	18.416900	17.46%	48,212	1998
	10.000000	11.748911	17.49%	25,477	1995*

American Century Short Term Government: Investor Class – NQ	27.601340	28.972208	4.97%	47,948	2007
	26.889244	27.601340	2.65%	53,625	2006
	26.797259	26.889244	0.34%	60,197	2005
	26.972536	26.797259	-0.65%	70,340	2004
	27.026869	26.972536	-0.20%	77,580	2003
	26.022142	27.026869	3.86%	102,559	2002
	24.610929	26.022142	5.73%	71,996	2001
	23.132624	24.610929	6.39%	102,017	2000
	23.012292	23.132624	0.52%	87,493	1999
	21.986961	23.012292	4.66%	131,664	1998

American Century Ultra: Investor Class – NQ	20.527884	24.681509	20.23%	382,733	2007
	21.503621	20.527884	-4.54%	486,618	2006
	21.334246	21.503621	0.79%	618,581	2005
	19.526904	21.334246	9.26%	708,437	2004
	15.723098	19.526904	24.19%	801,688	2003
	20.728384	15.723098	-24.15%	875,966	2002
	24.597823	20.728384	-15.73%	995,997	2001
	31.115121	24.597823	-20.95%	1,057,861	2000
	22.284614	31.115121	39.63%	958,510	1999
	16.780808	722.284614	32.80%	784,677	1998

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – NQ	15.477711	18.009807	16.36%	136,418	2007
	12.558427	15.477711	23.25%	89,367	2006
	11.262256	12.558427	11.51%	41,478	2005
	10.000000	11.262256	12.62%	26,325	2004*

34

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Credit Suisse Global Fixed Income Fund: Common Class – NQ	14.679959	15.656856	6.65%	46,017	2007
	14.082218	14.679959	4.24%	49,752	2006
	15.136096	14.082218	-6.96%	71,867	2005
	13.982132	15.136096	8.25%	65,791	2004
	12.375436	13.982132	12.98%	72,744	2003
	11.376047	12.375436	8.79%	50,344	2002
	11.172038	11.376047	1.83%	16,666	2001
	10.554122	11.172038	5.85%	15,052	2000
	10.651516	10.554122	-0.91%	5,420	1999
	10.000000	10.651516	6.52%	14,079	1998*

Credit Suisse Mid-Cap Core Fund: Common Class – NQ	15.643429	17.227463	10.13%	158,337	2007
	15.582025	15.643429	0.39%	200,167	2006
	14.766446	15.582025	5.52%	243,568	2005
	13.172521	14.766446	12.10%	268,276	2004
	9.181258	13.172521	43.47%	282,864	2003
	13.319611	9.181258	-31.07%	263,436	2002
	17.950417	13.319611	-25.80%	317,127	2001
	20.672241	17.950417	-13.17%	339,409	2000
	14.769496	20.672241	39.97%	288,739	1999
	14.140391	14.769496	4.45%	338,034	1998
	10.000000	10.895016	8.95%	0	1995*

Deleware Delchester Fund: Institutional Class – NQ	17.027591	17.138644	0.65%	23,032	2007
	15.117431	17.027591	12.64%	26,667	2006
	14.764123	15.117431	2.39%	27,253	2005
	12.979850	14.764123	13.75%	40,881	2004
	10.058200	12.979850	29.05%	43,329	2003
	10.141053	10.058200	-0.82%	28,131	2002
	11.024016	10.141053	-8.01%	39,799	2001
	14.244875	11.024016	-22.61%	57,457	2000
	14.911925	14.244875	-4.47%	79,605	1999
	15.348845	14.911925	-2.85%	73,489	1998

Dreyfus A Bonds Plus, Inc. – NQ	15.722967	16.051740	2.09%	124,169	2007
	15.312856	15.722967	2.68%	145,008	2006
	15.163767	15.312856	0.98%	178,349	2005
	14.901024	15.163767	1.76%	213,108	2004
	14.425775	14.901024	3.29%	231,833	2003
	13.547919	14.425775	6.48%	228,069	2002
	13.124465	13.547919	3.23%	202,272	2001
	12.061566	13.124465	8.81%	157,768	2000
	12.008201	12.061566	0.44%	160,276	1999
	11.848519	12.008201	1.35%	14,859	1998

35

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Dreyfus Appreciation Fund, Inc. – NQ	14.600148	15.352184	5.15%	151,929	2007
	12.722959	14.600148	14.75%	187,163	2006
	12.377658	12.722959	2.79%	213,752	2005
	11.878945	12.377658	4.20%	226,598	2004
	9.997121	11.878945	18.82%	218,248	2003
	12.224747	9.997121	-18.22%	206,442	2002
	13.878593	12.224747	-11.92%	173,920	2001
	13.811292	13.878593	0.49%	161,490	2000
	12.724781	13.811292	8.54%	156,211	1999
	10.000000	12.724781	27.25%	56,730	1998*

Dreyfus Premier Balanced Opportunity Fund: Class Z – NQ	10.664454	11.063044	3.74%	98,358	2007
	9.864760	10.664454	8.11%	103,792	2006
	10.128127	9.864760	-2.60%	120,137	2005
	10.000000	10.128127	1.28%	132,614	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z – NQ	21.364058	22.678149	6.15%	32,090	2007
	19.856213	21.364058	7.59%	35,337	2006
	19.443020	19.856213	2.13%	42,784	2005
	18.596846	19.443020	4.55%	48,888	2004
	14.968630	18.596846	24.24%	54,525	2003
	21.473521	14.968630	-30.29%	59,417	2002
	28.523380	21.473521	-24.72%	70,673	2001
	33.178138	28.523380	-14.03%	72,298	2000
	25.825514	33.178138	28.47%	59,207	1999
	20.101260	25.825514	28.48%	41,708	1998

Dreyfus S&P 500 Index Fund – NQ	32.787023	33.984921	3.65%	472,197	2007
	28.825519	32.787023	13.74%	560,996	2006
	27.967641	28.825519	3.07%	624,278	2005
	25.670476	27.967641	8.95%	688,018	2004
	20.305178	25.670476	20.90%	712,645	2003
	26.550137	20.305178	-23.52%	723,651	2002
	30.697964	26.550137	-13.51%	789,038	2001
	34.392545	30.697964	-10.74%	746,793	2000
	28.976575	34.392545	18.69%	692,394	1999
	22.921661	28.976575	26.42%	429,513	1998

36

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Evergreen Equity Income Fund: Class I – NQ	27.994979	28.456655	1.65%	33,367	2007
	24.230616	27.994979	15.54%	35,469	2006
	23.641567	24.230616	2.49%	44,805	2005
	21.686551	23.641567	9.01%	46,314	2004
	16.713543	21.686551	29.75%	39,991	2003
	19.323871	16.713543	-13.51%	35,669	2002
	20.691982	19.323871	-6.61%	37,440	2001
	19.561585	20.691982	5.78%	69,614	2000
	17.031564	19.561585	14.85%	72,494	1999
	17.394044	17.031564	-2.08%	75,243	1998

Federated Bond Fund: Class F Shares – NQ	15.874110	16.458348	3.68%	100,249	2007
	15.197498	15.874110	4.45%	114,791	2006
	15.112552	15.197498	0.56%	134,181	2005
	14.339221	15.112552	5.39%	130,569	2004
	12.871381	14.339221	11.40%	126,027	2003
	12.195901	12.871381	5.54%	134,479	2002
	11.514205	12.195901	5.92%	123,470	2001
	11.130751	11.514205	3.44%	108,245	2000
	11.547474	11.130751	-3.61%	139,182	1999
	11.076983	11.547474	4.25%	104,392	1998

Federated High Yield Trust – NQ	12.717425	12.946951	1.80%	79,111	2007
	11.585665	12.717425	9.77%	128,016	2006
	11.459485	11.585665	1.10%	117,766	2005
	10.400769	11.459485	10.18%	149,650	2004
	8.580012	10.400769	21.22%	121,542	2003
	8.687742	8.580012	-1.24%	85,284	2002
	8.971948	8.687742	-3.17%	49,468	2001
	10.042770	8.971948	-10.66%	45,649	2000
	9.976102	10.042770	0.67%	49,637	1999
	10.000000	9.976102	-0.24%	49,055	1998*

37

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Fidelity Advisor Balanced Fund: Class T – NQ	17.095850	18.259649	6.81%	76,411	2007
	15.563508	17.095850	9.85%	73,978	2006
	15.021462	15.563508	3.61%	73,624	2005
	14.499103	15.021462	3.60%	85,032	2004
	12.496654	14.499103	16.02%	83,222	2003
	13.924940	12.496654	-10.26%	85,330	2002
	14.384426	13.924940	-3.19%	86,449	2001
	15.455350	14.384426	-6.93%	79,760	2000
	14.984876	15.455350	3.14%	86,087	1999
	13.150098	14.984876	13.95%	31,056	1998
	10.000000	10.177458	1.77%	0	1995*

Fidelity Advisor Equity Income Fund: Class T	24.538931	25.030175	2.00%	152,823	2007
	21.279508	24.538931	15.32%	185,764	2006
	20.305263	21.279508	4.80%	200,849	2005
	18.385959	20.305263	10.44%	207,283	2004
	14.506340	18.385959	26.74%	182,727	2003
	17.422645	14.506340	-16.74%	173,217	2002
	18.092498	17.422645	-3.70%	145,153	2001
	16.762859	18.092498	7.93%	114,461	2000
	16.455574	16.762859	1.87%	122,013	1999
	14.355400	16.455574	14.63%	103,814	1998
	10.000000	10.213719	2.14%	0	1995*

Fidelity Advisor Growth Opportunities Fund: Class T – NQ	14.748710	17.883749	21.26%	223,593	2007
	14.245507	14.748710	3.53%	235,646	2006
	13.309487	14.245507	7.01%	294,745	2005
	12.607995	13.309487	5.56%	330,246	2004
	9.882801	12.607995	27.58%	370,410	2003
	12.909284	9.882801	-23.44%	375,670	2002
	15.413519	12.909284	-16.25%	414,206	2001
	19.101353	15.413519	-19.31%	443,491	2000
	18.629791	19.101353	2.53%	488,519	1999
	15.224094	18.629791	22.37%	391,088	1998
	10.000000	10.325686	3.26%	0	1995*

38

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Fidelity Advisor High Income Advantage Fund: Class T – NQ	20.561464	20.744811	0.89%	45,868	2007
	18.028079	20.561464	14.05%	75,586	2006
	17.462087	18.028079	3.24%	103,633	2005
	15.410426	17.462087	13.31%	137,174	2004
	10.878719	15.410426	41.66%	191,012	2003
	11.483101	10.878719	-5.26%	174,086	2002
	11.774147	11.483101	-2.47%	184,770	2001
	13.417364	11.774147	-12.25%	209,619	2000
	12.545500	13.417364	6.95%	219,180	1999
	12.767617	12.545500	-1.74%	22,247	1998
	10.000000	10.057673	0.58%	0	1995*

Fidelity Asset ManagerTM– NQ	22.332743	23.435864	4.94%	96,919	2007
	20.722377	22.332743	7.77%	114,368	2006
	20.181802	20.722377	2.68%	155,361	2005
	19.400449	20.181802	4.03%	193,635	2004
	16.774479	19.400449	15.65%	231,667	2003
	18.484216	16.774479	-9.25%	242,946	2002
	19.494857	18.484216	-5.18%	284,944	2001
	19.290540	19.494857	1.06%	299,977	2000
	17.206302	19.290540	12.11%	290,579	1999
	15.016191	17.206302	14.58%	240,850	1998

Fidelity Capital & Income Fund – NQ	78.796409	80.733607	2.46%	4,873	2007
	70.620759	78.796409	11.58%	5,825	2006
	68.113552	70.620759	3.68%	6,768	2005
	61.305695	68.113552	11.10%	7,899	2004
	44.643248	61.305695	37.32%	11,090	2003
	45.417819	44.643248	-1.71%	12,054	2002
	48.286748	45.417819	-5.94%	13,985	2001
	54.000183	48.286748	-10.58%	15,364	2000
	48.330455	54.000183	11.73%	17,840	1999
	46.743425	48.330455	3.40%	24,848	1998

Fidelity Equity-Income Fund – NQ	118.959170	119.045787	0.07%	78,213	2007
	100.596791	118.959170	18.25%	93,962	2006
	96.389416	100.596791	4.36%	104,703	2005
	87.753466	96.389416	9.84%	112,880	2004
	68.411071	87.753466	28.27%	119,162	2003
	83.671321	68.411071	-18.24%	121,343	2002
	89.259809	83.671321	-6.26%	137,625	2001
	83.313397	89.259809	7.14%	146,711	2000
	78.774753	83.313397	5.76%	193,545	1999
	70.928467	78.774753	11.06%	216,592	1998

39

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Fidelity Magellan Fund – NQ	30.710930	36.015823	17.27%	409,548	2007
	29.020029	30.710930	5.83%	510,738	2006
	27.627451	29.020029	5.04%	636,228	2005
	26.040039	27.627451	6.10%	737,378	2004
	21.136094	26.040039	23.20%	837,429	2003
	28.053548	21.136094	-24.66%	941,898	2002
	32.174567	28.053548	-12.81%	1,116,333	2001
	35.935860	32.174567	-10.47%	1,162,034	2000
	29.350937	35.935860	22.44%	1,080,953	1999
	22.253917	29.350937	31.89%	775,189	1998

Fidelity Puritan Fund – NQ	33.218761	34.808803	4.79%	239,711	2007
	29.321694	33.218761	13.29%	286,741	2006
	28.381949	29.321694	3.31%	333,373	2005
	26.314924	28.381949	7.85%	379,995	2004
	21.817307	26.314924	20.61%	407,038	2003
	24.004249	21.817307	-9.11%	455,032	2002
	25.581595	24.004249	-2.35%	526,520	2001
	23.106868	24.581595	6.38%	546,155	2000
	22.760633	23.106868	1.52%	637,179	1999
	19.778111	22.760633	15.08%	631,678	1998

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Initial Class – NQ	26.258980	26.637843	1.44%	873	2007
	23.916395	26.258980	9.79%	873	2006
	23.593274	23.916395	1.37%	874	2005
	21.811575	23.593274	8.17%	875	2004
	17.364297	21.811575	25.61%	2,909	2003
	17.007355	17.364297	2.10%	2,911	2002
	19.523183	17.007355	-12.89%	4,118	2001
	25.512888	19.523183	-23.48%	4,173	2000
	23.899779	25.512888	6.75%	4,175	1999
	25.310146	23.899779	-5.57%	5,077	1998

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – NQ	15.041844	17.377893	15.53%	122,554	2007
	12.935248	15.041844	16.29%	114,973	2006
	11.036651	12.935248	17.20%	40,437	2005
	10.000000	11.036651	10.37%	4,863	2004*

40

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Franklin Mutual Series Fund, Inc. – Mutual Shares Fund: Class A – NQ	20.200778	20.529099	1.63%	235,262	2007
	17.347392	20.200778	16.45%	259,879	2006
	15.980051	17.347392	8.56%	274,228	2005
	14.265169	15.980051	12.02%	263,872	2004
	11.454096	14.265169	24.54%	242,606	2003
	13.068429	11.454096	-12.35%	225,245	2002
	11.864272	13.068429	10.15%	162,850	2001
	11.164707	11.864272	6.27%	43,618	2000
	9.868029	11.164707	13.14%	26,055	1999
	10.000000	9.868029	-1.32%	18,848	1998*

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – NQ	15.019561	17.112903	13.94%	166,873	2007
	12.528108	15.019561	19.89%	188,243	2006
	11.524879	12.528108	8.70%	165,821	2005
	10.000000	11.524879	15.25%	128,669	2004*

Janus Fund – NQ	19.205480	21.839754	13.72%	292,830	2007
	17.594483	19.205480	9.16%	334,262	2006
	17.143281	17.594483	2.63%	378,582	2005
	16.591456	17.143281	3.33%	482,022	2004
	12.763024	16.591456	30.00%	577,726	2003
	17.851634	12.763024	-28.51%	637,137	2002
	24.478898	17.851634	-27.07%	748,308	2001
	29.145619	24.478898	-16.01%	797,517	2000
	20.070038	29.145619	45.22%	595,937	1999
	14.640570	20.070038	37.09%	303,830	1998
	10.000000	10.239338	2.39%	0	1995*

Janus Twenty Fund – NQ	33.313122	44.694406	34.16%	552,948	2007
	30.054447	33.313122	10.84%	638,145	2006
	27.827846	30.054447	8.00%	732,111	2005
	22.756872	27.827846	22.28%	825,021	2004
	18.399796	22.756872	23.68%	911,549	2003
	24.536301	18.399796	-25.01%	1,021,448	2002
	35.116816	24.536301	-30.13%	1,153,020	2001
	52.641837	35.116816	-33.29%	1,190,390	2000
	32.342568	52.641837	62.76%	995,837	1999
	18.897600	32.342568	71.15%	507,576	1998

41

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Janus Worldwide Fund – NQ	17.511092	18.877687	7.80%	268,591	2007
	15.047725	17.511092	16.37%	324,086	2006
	14.403955	15.047725	4.47%	416,804	2005
	13.828124	14.403955	4.16%	531,118	2004
	11.277094	13.828124	22.62%	722,175	2003
	15.443379	11.277094	-26.98%	829,941	2002
	20.289932	15.443379	-23.89%	972,867	2001
	24.727791	20.289932	-17.95%	1,054,795	2000
	15.241714	24.727791	62.24%	769,694	1999
	12.268712	15.241714	24.23%	459,107	1998

Lazard U.S. Small Cap Equity Portfolio: Open Shares – NQ	20.626027	19.012543	-7.82%	108,034	2007
	17.895709	20.626027	15.26%	128,506	2006
	17.445631	17.895709	2.58%	148,480	2005
	15.383568	17.445631	13.40%	167,386	2004
	11.248436	15.383568	36.76%	144,630	2003
	13.868643	11.248436	-18.89%	138,231	2002
	11.940435	13.868643	16.15%	86,606	2001
	10.464373	11.940435	14.11%	32,088	2000
	10.448830	10.464373	0.15%	17,391	1999
	10.000000	10.448830	4.49%	45	1998*

Lehman Brothers Short Duration Bond: Investor Class – NQ	14.693581	15.277793	3.98%	69,314	2007
	14.289778	14.693581	2.83%	66,777	2006
	14.253528	14.289778	0.25%	72,068	2005
	14.308826	14.232843	-0.53%	90,347	2004
	14.139142	14.308826	1.20%	97,424	2003
	13.629612	14.139142	3.74%	89,370	2002
	12.738631	13.629612	6.99%	87,855	2001
	12.095451	12.738631	5.32%	60,106	2000
	12.056542	12.095451	0.32%	19,912	1999
	11.672986	12.056542	3.29%	81,393	1998

MFS® Strategic Income Fund: Class A – NQ	13.682758	13.987361	2.23%	62,675	2007
	12.976541	13.682758	5.44%	66,662	2006
	12.878519	12.976541	0.76%	78,799	2005
	12.045630	12.878519	6.91%	69,176	2004
	10.725862	12.045630	12.30%	61,538	2003
	10.119915	10.725862	7.26%	39,645	2002
	10.000000	10.119915	1.20%	34,722	2001
	35.741694	35.767028	0.07%	11,595	2000
	37.527462	35.741694	-4.76%	14,393	1999
	36.509244	37.527462	2.79%	19,990	1998

42

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Nationwide Bond Fund: Class D – NQ	58.919156	61.698018	4.72%	71	2007
	57.178623	58.919156	3.04%	71	2006
	56.173955	57.178623	1.79%	72	2005
	54.292441	56.173955	3.47%	72	2004
	51.704249	54.292441	5.01%	72	2003
	47.942060	51.704249	7.85%	72	2002
	44.223337	47.942060	8.41%	73	2001
	41.719901	44.223337	6.00%	73	2000
	43.480582	41.719901	-4.05%	73	1999
	40.652493	43.480582	6.96%	148	1998

Nationwide Bond Fund: Class D – Q	59.172838	61.963663	4.72%	19,920	2007
	57.424811	59.172838	3.04%	24,458	2006
	56.415812	57.424811	1.79%	28,025	2005
	54.526197	56.415812	3.47%	32,581	2004
	51.926861	54.526197	5.01%	36,726	2003
	48.148472	51.926861	7.85%	39,588	2002
	44.413739	48.148472	8.41%	34,762	2001
	41.898652	44.413739	6.00%	32,956	2000
	43.667785	41.898652	-4.05%	37,478	1999
	40.827520	43.667785	6.96%	36,470	1998

Nationwide Government Bond Fund: Class D – NQ	16.004119	17.014622	6.31%	106,977	2007
	15.613505	16.004119	2.50%	128,756	2006
	15.392337	15.613505	1.44%	160,857	2005
	15.079382	15.392337	2.08%	201,541	2004
	14.993745	15.079382	0.57%	256,407	2003
	13.690706	14.993745	9.52%	288,740	2002
	12.848276	13.690706	6.56%	90,136	2001
	11.529833	12.848276	11.44%	33,952	2000
	11.915504	11.529833	-3.24%	38,138	1999
	11.156351	11.915504	6.80%	43,459	1998
	10.000000	10.124709	1.25%	0	1995*

Nationwide Growth Fund: Class A– NQ	11.860321	13.962273	17.72%	23,239	2007
	11.335970	11.860321	4.63%	21,329	2006
	10.823294	11.335970	4.74%	33,644	2005
	10.172955	10.823294	6.39%	27,895	2004
	10.000000	10.172955	1.73%	20,015	2003*

43

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Nationwide Growth Fund: Class D – NQ	74.442189	87.868286	18.04%	114	2007
	70.942653	74.442189	4.93%	115	2006
	67.454082	70.942653	5.17%	115	2005
	63.214237	67.454082	6.71%	115	2004
	48.146131	63.214237	31.30%	116	2003
	68.419812	48.146131	-29.63%	116	2002
	96.002074	68.419812	-28.73%	179	2001
	139.479726	96.002074	-31.17%	198	2000
	121.157545	139.479726	15.12%	208	1999
	99.196488	121.157545	22.14%	218	1998

Nationwide Growth Fund: Class D – Q	70.502878	83.218499	18.04%	7,556	2007
	67.188539	70.502878	4.93%	11,312	2006
	63.884588	67.188539	5.17%	15,446	2005
	59.869104	63.884588	6.71%	18,003	2004
	45.598362	59.869104	31.30%	21,965	2003
	64.799205	45.598362	-29.63%	19,736	2002
	90.921898	64.799205	-28.73%	20,929	2001
	132.098827	90.921898	-31.17%	19,276	2000
	114.746202	132.098827	15.12%	26,654	1999
	93.947252	114.746202	22.14%	30,515	1998

Nationwide Large Cap Value Fund: Class A – NQ	16.088265	15.479440	-3.78%	96,325	2007
	13.466069	16.088265	19.47%	118,633	2006
	12.668649	13.466069	5.89%	98,861	2005
	11.076000	12.668649	14.38%	78,106	2004
	8.764959	11.076000	26.37%	58,387	2003
	10.300589	8.764959	-14.91%	47,077	2002
	10.960933	10.300589	-6.02%	39,754	2001
	9.619068	10.960933	13.95%	11,928	2000
	10.229636	9.619068	-5.97%	109	1999
	10.000000	10.229636	2.30%	0	1998*

Nationwide Money Market Fund: Prime Shares – Pre 12/25/82 – Q	30.198044	31.250402	3.48%	2,887	2007
	29.261448	30.198044	3.20%	3,618	2006
	28.862163	29.261448	1.38%	4,426	2005
	29.000231	28.862163	-0.48%	5,046	2004
	29.202279	29.000231	-0.69%	7,279	2003
	29.257720	29.202279	-0.19%	9,859	2002
	28.654201	29.257720	2.11%	13,826	2001
	27.412298	28.654201	4.53%	24,257	2000
	26.532610	27.412298	3.32%	27,248	1999

44

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Nationwide Money Market Fund: Prime Shares – On and After 12/25/82 – NQ	30.388893	31.447901	3.48%	818	2007
	29.446377	30.388893	3.20%	820	2006
	29.044569	29.446377	1.38%	823	2005
	29.183509	29.044569	-0.48%	825	2004
	29.386834	29.183509	-0.69%	828	2003
	29.442625	29.386834	-0.19%	830	2002
	28.835292	29.442625	2.11%	833	2001
	27.585541	28.835292	4.53%	836	2000
	26.700292	27.585541	3.32%	838	1999
	25.744006	26.700292	3.71%	841	1998

Nationwide Money Market Fund: Prime Shares – On and After 12/25/82 – Q	23.981996	24.817732	3.48%	437,536	2007
	23.238189	23.981996	3.20%	441,698	2006
	22.921094	23.238189	1.38%	387,807	2005
	23.030742	22.921094	-0.48%	412,802	2004
	23.191202	23.030742	-0.69%	464,750	2003
	23.235229	23.191202	-0.19%	622,931	2002
	22.755940	23.235229	2.11%	645,265	2001
	21.769674	22.755940	4.53%	594,611	2000
	21.071063	21.769674	3.32%	621,449	1999
	20.316392	21.071063	3.71%	503,152	1998

Nationwide Fund: Class D – NQ	142.775094	152.049479	6.50%	55	2007
	127.060545	142.775094	12.37%	55	2006
	119.902142	127.060545	5.97%	55	2005
	110.666875	119.902142	8.35%	56	2004
	88.216785	110.666875	25.45%	56	2003
	107.853019	88.216785	-18.21%	60	2002
	124.107265	107.853019	-13.10%	92	2001
	128.692505	124.107265	-3.56%	122	2000
	130.686988	128.692505	-1.53%	149	1999
	101.582074	130.686988	28.65%	176	1998

Nationwide Fund: Class D – Q	137.072660	145.976641	6.50%	29,165	2007
	121.985746	137.072660	12.37%	35,190	2006
	115.113262	121.985746	5.97%	42,114	2005
	106.246840	115.113262	8.35%	48,114	2004
	84.693403	106.246840	25.45%	50,848	2003
	103.545349	84.693403	-18.21%	51,953	2002
	119.150408	103.545349	-13.10%	53,874	2001
	123.552516	119.150408	-3.56%	56,417	2000
	125.467347	123.552516	-1.53%	69,097	1999
	97.524886	125.467347	28.65%	59,155	1998

45

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Nationwide S&P 500® Index Fund: Service Class – NQ	11.171053	11.549381	3.39%	123,444	2007
	9.828260	11.171053	13.66%	103,561	2006
	9.552030	9.828260	2.89%	123,029	2005
	8.774483	9.552030	8.86%	117,458	2004
	6.956820	8.774483	26.13%	115,360	2003
	9.115203	6.956820	-23.68%	88.783	2002
	10.535005	9.115203	-13.48%	97,115	2001
	11.817107	10.535005	-10.85%	52,371	2000
	10.015679	11.817107	17.99%	17,851	1999
	10.000000	10.015679	0.16%	0	1998*

Nationwide Small Cap Fund: Class A – NQ	27.230810	25.251905	-7.27%	116,143	2007
	21.360114	27.230810	27.48%	167,885	2006
	17.664141	21.360114	20.92%	162,859	2005
	14.230056	17.664141	24.13%	178,413	2004
	9.740635	14.230056	46.09%	131,084	2003
	12.116293	9.740635	-19.61%	66,028	2002
	12.512899	12.116293	-3.17%	36,890	2001
	12.128362	12.512899	3.17%	23,625	2000
	10.359298	12.128362	17.08%	8,135	1999
	10.000000	10.359298	3.59%	45	1998*

Neuberger Berman Genesis Fund: Trust Class – NQ	24.372349	29.298334	20.21%	340,984	2007
	23.022028	24.372349	5.87%	406,765	2006
	20.055163	23.022028	14.79%	503,739	2005
	17.121334	20.055163	17.14%	489,521	2004
	13.175921	17.121334	29.94%	391,151	2003
	13.761547	13.175921	-4.26%	366,489	2002
	12.440853	13.761547	10.62%	246,948	2001
	9.512964	12.440853	30.78%	122,582	2000
	9.266508	9.512964	2.66%	71,239	1999
	11.915504	9.266508	-7.33%	67,525	1998

Neuberger Berman Guardian Fund: Investor Class – NQ	23.192677	24.631927	6.21%	99,765	2007
	20.706712	23.192677	12.01%	123,393	2006
	19.346184	20.706712	7.03%	148,320	2005
	16.888413	19.346184	14.55%	167,915	2004
	12.661621	16.888413	33.38%	193,334	2003
	17.277066	12.661621	-26.71%	241,595	2002
	17.835033	17.277066	-3.13%	291,417	2001
	18.411034	17.835033	-3.13%	321,714	2000
	17.198573	18.411034	7.05%	379,737	1999
	17.024633	17.198573	1.02%	436,072	1998

46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Neuberger Berman Partners Fund: Investor Class – NQ	38.391972	41.715684	8.66%	142,633	2007
	34.362750	38.391972	11.73%	174,025	2006
	29.506359	34.362750	16.46%	208,718	2005
	25.076617	29.506359	17.66%	185,415	2004
	18.698477	25.076617	34.11%	201,663	2003
	25.200975	18.698477	-25.80%	209,534	2002
	26.331332	25.200975	-4.29%	247,749	2001
	26.523895	26.331332	-0.73%	250,980	2000
	24.928856	26.523895	6.40%	311,323	1999
	23.764888	24.928856	4.90%	374,224	1998

Neuberger Berman Equity Trust Socially Responsive Fund: Trust Class – NQ	13.494580	14.292033	5.91%	16,896	2007
	11.970241	13.494580	12.73%	16,472	2006
	11.286514	11.970241	6.06%	10,495	2005
	10.000000	11.286514	12.87%	2,209	2004*

NVIT J.P. Morgan NVIT Balanced Fund: Class I – NQ	11.770961	12.154444	3.26%	7,067	2007
	10.624217	11.770961	10.79%	5,939	2006
	10.496867	10.624217	1.21%	6,662	2005
	9.802732	10.496867	7.08%	6,532	2004
	8.387312	9.802732	16.88%	6,349	2003
	9.691085	8.387312	-16.13%	7,328	2002
	10.000000	9.691085	-3.09%	7,558	2001*

NVIT NVIT Investor Destinations Conservative Fund: Class II – NQ	11.047610	11.489938	4.00%	9,730	2007
	10.542864	11.047610	4.79%	4,407	2006
	10.339434	10.542864	1.97%	2,999	2005
	10.000000	10.339434	3.39%	30	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – NQ	11.660994	12.182922	4.48%	18,241	2007
	10.896378	11.660994	7.02%	13,163	2006
	10.565533	10.896378	3.13%	7,930	2005
	10.000000	10.565533	5.66%	1,048	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class II – NQ	12.304405	12.830858	4.28%	117,113	2007
	11.195043	12.304405	9.91%	91,582	2006
	10.766688	11.195043	3.98%	81,006	2005
	10.000000	10.766688	7.67%	47,710	2004*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – NQ	13.141252	13.767168	4.76%	154,475	2007
	11.623695	13.141252	13.06%	172,773	2006
	10.998532	11.623695	5.68%	83,390	2005
	10.000000	10.998532	9.99%	48,890	2004*

47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II – NQ	13.706996	14.333878	4.57%	88,935	2007
	11.882640	13.706996	15.35%	71,502	2006
	11.154028	11.882640	6.53%	23,675	2005
	10.000000	11.154028	11.54%	8,041	2004*

Oppenheimer Global Fund: Class A – NQ	55.563680	58.109405	4.58%	137,806	2007
	47.958787	55.563680	15.86%	179,886	2006
	42.684257	47.958787	12.36%	235,061	2005
	36.442041	42.684257	17.13%	295,122	2004
	25.805611	36.442041	41.22%	361,814	2003
	33.714330	25.805611	-23.46%	353,717	2002
	38.730878	33.714330	-12.95%	374,899	2001
	37.706431	38.730878	2.72%	375,790	2000
	24.105920	37.706431	56.42%	315,244	1999
	21.669822	24.105920	11.24%	301,407	1998

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – NQ	15.055531	15.758973	4.67%	252,968	2007
	12.992657	15.055531	15.88%	283,767	2006
	11.541948	12.992657	12.57%	235,836	2005
	10.000000	11.541948	15.42%	150,174	2004*

Phoenix Balanced Fund: Class A – NQ	21.689141	22.663423	4.49%	40,077	2007
	19.491747	21.689141	11.27%	43,232	2006
	19.460657	19.491747	0.16%	57,925	2005
	18.398365	19.460657	5.77%	58,000	2004
	15.717371	18.398365	17.06%	53,906	2003
	18.006514	15.717371	-12.71%	48,209	2002
	17.900599	18.006514	0.59%	48,287	2001
	18.203902	17.900599	-1.67%	49,220	2000
	16.652539	18.203902	9.32%	58,295	1999
	14.235004	16.652539	16.98%	47,793	1998

Templeton Foreign Fund: Class A – NQ	26.546102	30.717251	15.71%	98,529	2007
	22.425179	26.546102	18.38%	129,308	2006
	20.536047	22.425179	9.20%	186,854	2005
	17.611532	20.536047	16.61%	231,234	2004
	13.671456	17.611532	28.82%	290,467	2003
	15.162264	13.671456	-9.83%	289,598	2002
	16.685027	15.162264	-9.13%	315,340	2001
	17.547470	16.685027	-4.91%	329,717	2000
	12.770793	17.547470	37.40%	334,228	1999
	13.604014	12.770793	-6.12%	318,666	1998
	10.000000	11.097523	10.98%	69,083	1995*

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Wells Fargo Advantage Common Stock Fund: Class Z – NQ	20.341056	22.071262	8.51%	119,251	2007
	17.871679	20.341056	13.82%	131,761	2006
	16.165231	17.871679	10.56%	149,433	2005
	14.894822	16.165231	8.53%	167,705	2004
	10.880293	14.894822	36.90%	172,532	2003
	13.653826	10.880293	-20.31%	178,942	2002
	14.074339	13.653826	-2.99%	152,176	2001
	14.432187	14.074339	-2.48%	125,286	2000
	10.418119	14.432187	38.53%	69,558	1999
	10.000000	10.418119	4.18%	0	1998*

Wells Fargo Advantage Large Cap Growth Fund: Investor Class – NQ	24.462177	28.518338	16.58%	67,346	2007
	23.859871	24.462177	2.52%	78,113	2006
	22.409845	23.859871	6.47%	86,404	2005
	20.898525	22.409845	7.23%	89,846	2004
	16.694016	20.898525	25.19%	104,342	2003
	24.126803	16.694016	-30.81%	109,741	2002
	36.094318	24.126803	-33.16%	139,555	2001
	42.228152	36.094318	-14.53%	151,240	2000
	26.782090	42.228152	57.67%	115,792	1999
	20.549313	26.782090	30.33%	75,602	1998

49

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

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Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

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Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

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Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.

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The amount excludable from each annuity payment is determined by multiplying the annuity payment by a ratio which is the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.  The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural person’s rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding

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rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

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•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

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(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy; or using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter (b) designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

57

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

58

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2008

Individual Deferred Variable Annuity Contracts
issued by Nationwide Life Insurance Company
through its Nationwide Variable Account

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2008.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, Dublin, Ohio 43017-1522, or calling 1-800-848-6631, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS’ board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.10% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2007 consolidated financial statements and schedules of Nationwide Life Insurance Company contains an explanatory paragraph that states that Nationwide Life Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2007, 2006, and 2005 no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

65

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM Basic Balanced Fund – Investor Class (AIMBalance) 12,033 shares (cost $147,494)	$159,681
AIM Dynamics Fund – Investor Class (AIMDynam) 284,591 shares (cost $4,581,980)	6,784,650
AIM Small Cap Growth Fund – Investor Class (AIMSCapGr) 16,854 shares (cost $527,144)	501,582
American Century Growth Fund – Investor Class (ACGro) 301,801 shares (cost $6,496,734)	7,961,518
American Century Income & Growth Fund – Class A (ACIncGroA) 87,713 shares (cost $2,698,849)	2,530,517
American Century Income & Growth Fund – Investor Class (ACIncGro) 192,052 shares (cost $5,424,181)	5,546,453
American Century International Growth Fund – Advisor Class (ACIntlGrA) 23,448 shares (cost $196,064)	323,816
American Century International Growth Fund – Investor Class (ACIntlGr) 110,626 shares (cost $899,871)	1,529,958
American Century Short-Term Government Fund – Investor Class (ACSTGvt) 269,551 shares (cost $2,538,661)	2,560,735
American Century Ultra ® Fund – Investor Class (ACUltra) 459,207 shares (cost $12,283,704)	11,452,624
American Century VP – International Fund – Class IV (ACVPInt4) 322,681 shares (cost $3,232,559)	3,823,773
Credit Suisse Global Fixed Income Fund – Common Shares (CSGIobFixInc) 72,121 shares (cost $710,468)	720,494
Credit Suisse Mid-Cap Core Fund – Common Class (CSMidCpGr) 72,239 shares (cost $1,935,635)	2,727,755
Delaware Delchester Fund – Institutional Class (DelDelchester) 123,356 shares (cost $412,294)	394,740
Dreyfus A Bonds Plus, Inc. (DryABonds) 150,199 shares (cost $2,068,164)	1,993,136
Dreyfus Appreciation Fund, Inc. (DryApp) 98,721 shares (cost $3,854,539)	4,412,816
Dreyfus Emerging Leaders Fund (DryELead) 444 shares (cost $16,830)	11,327
Dreyfus Premier Balanced Opportunity Fund – Class Z (DryBalOpp) 103,156 shares (cost $1,996,749)	1,822,762
Dreyfus S&P 500 Index Fund (DrySP500Ix) 388,186 shares (cost $13,056,310)	16,047,606
Evergreen Equity Income Fund – Class I (EvEqInc) 43,437 shares (cost $1,004,835)	949,526
Federated Equity Income Fund, Inc. – Class F Shares (FedEqIncome) 6,607 shares (cost $131,090)	136,835
Federated High Yield Trust (FedHiYld) 307,585 shares (cost $1,830,392)	1,793,218
Federated Intermediate Corporate Bond Fund – Institutional Service Shares (FedIntCorpBd) 79,396 shares (cost $796,069)	797,930
Federated Investment Series Funds, Inc. – Bond Fund – Class F Shares (FedBdFd) 251,496 shares (cost $2,258,651)	2,225,741
Fidelity® Advisor Balanced Fund – Class A (FidABalA) 32,352 shares (cost $509,161)	523,453
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Advisor Balanced Fund – Class T (FidABalT) 85,598 shares (cost $1,364,758)	$1,395,249
Fidelity® Advisor Equity Growth Fund – Class A (FidAEGroA) 21,705 shares (cost $1,112,060)	1,401,497
Fidelity® Advisor Equity Income Fund – Class A (FidAEqIncA) 147,038 shares (cost $4,157,013)	4,262,645
Fidelity® Advisor Equity Income Fund – Class T (FidAEqIncT) 130,197 shares (cost $3,685,644)	3,825,199
Fidelity® Advisor Growth Opportunities Fund – Class A (FidAGrOppA) 16,200 shares (cost $570,968)	682,850
Fidelity® Advisor Growth Opportunities Fund – Class T (FidAGrOppT) 93,712 shares (cost $2,832,391)	3,998,689
Fidelity® Advisor High Income Advantage Fund – Class T (FidAHiIncT) 142,535 shares (cost $1,416,260)	1,442,451
Fidelity® Advisor Overseas Fund – Class A (FidAOvA) 860 shares (cost $15,582)	20,205
Fidelity® Asset Manager™ (FidAsMgr) 146,447 shares (cost $2,259,131)	2,271,386
Fidelity® Capital & Income Fund (FidCapInc) 45,323 shares (cost $355,236)	393,403
Fidelity® Equity-Income Fund (FidEqInc) 168,834 shares (cost $8,425,871)	9,312,865
Fidelity® Magellan® Fund (FidMgln) 157,135 shares (cost $16,272,140)	14,750,230
Fidelity® Puritan® Fund (FidPurtn) 438,521 shares (cost $8,003,113)	8,345,046
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 3,888 shares (cost $23,224)	23,249
Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 143,952 shares (cost $3,248,242)	3,591,614
Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A (FranMutSer) 396,162 shares (cost $9,610,236)	9,963,467
Franklin Small-Mid Cap Growth Fund I – Class A (FranSmMCpGr) 55,635 shares (cost $2,030,243)	1,970,032
Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3) 226,614 shares (cost $3,769,928)	4,573,079
Franklin Value Investors Trust – Balance Sheet Investment Fund – Class A (FranBSInv) 77,766 shares (cost $5,012,495)	4,507,340
Janus Adviser Series – Balanced Fund – Class S (JAdvBal) 43,304 shares (cost $1,099,334)	1,134,554
Janus Adviser Series – International Growth Fund – Class S (JAdvIntlGr) 1,253 shares (cost $37,358)	80,742
Janus Adviser Series – Worldwide Fund – Class S (JAdWrld) 13,651 shares (cost $350,039)	493,607
Janus Equity Funds – Janus Fund (JanFund) 231,707 shares (cost $6,206,406)	7,474,875
Janus Equity Funds – Janus Twenty Fund (Jan20Fd) 358,596 shares (cost $18,865,184)	26,571,947
Janus Equity Funds – Janus Worldwide Fund (JanWrldwde) 94,560 shares (cost $4,575,529)	5,184,716
Lazard Small Cap Portfolio – Open Shares (LazSmCap) 196,025 shares (cost $3,040,936)	2,240,571
Lehman Brothers Short Duration Bond Fund – Investor Class (LBShrtDBd) 116,382 shares (cost $1,068,522)	1,059,074
MFS® Strategic Income Fund – Class A (MFSStratInc) 133,029 shares (cost $898,294)	876,658
Nationwide Bond Fund – Class D (NWBondD) 150,184 shares (cost $1,447,986)	1,447,774
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide Bond Index Fund – Class A (NWBondInx) 29,610 shares (cost $321,045)	$324,230
Nationwide Fund – Class D (NWFund) 274,251 shares (cost $4,980,263)	4,648,563
Nationwide Government Bond Fund – Class D (NWGovBd) 353,934 shares (cost $3,644,318)	3,709,224
Nationwide Growth Fund – Class A (NWGrowthA) 60,255 shares (cost $460,622)	532,054
Nationwide Growth Fund – Class D (NWGrowthD) 78,969 shares (cost $479,049)	713,876
Nationwide International Index Fund – Class A (NWIntIndx) 2,159 shares (cost $16,958)	24,416
Nationwide Investor Destinations Aggressive Fund – Service Class (NWIDAggr) 193,513 shares (cost $1,916,660)	2,107,357
Nationwide Investor Destinations Conservative Fund – Service Class (NWIDCon) 219,090 shares (cost $2,260,624)	2,261,010
Nationwide Investor Destinations Moderate Fund – Service Class (NWIDMod) 723,899 shares (cost $7,429,369)	7,897,740
Nationwide Investor Destinations Moderately Aggressive Fund – Service Class (NWIDModAgg) 425,523 shares (cost $4,361,204)	4,736,075
Nationwide Investor Destinations Moderately Conservative Fund – Service Class (NWIDModCon) 237,328 shares (cost $2,450,873)	2,496,692
Nationwide Large Cap Value Fund – Class A (NWLgCpVal) 221,074 shares (cost $3,025,311)	2,562,245
Nationwide Mid Cap Market Index Fund – Class A (NWMdCpMkt) 104,414 shares (cost $1,580,611)	1,554,720
Nationwide Money Market Fund – Prime Shares (NWMyMktP) 10,974,424 shares (cost $10,974,424)	10,974,424
Nationwide Money Market Fund – Service Class (NWMyMktS) 8,125,723 shares (cost $8,125,723)	8,125,723
Nationwide S&P 500 Index Fund – Service Class (NWSP500Indx) 316,900 shares (cost $3,458,155)	3,878,857
Nationwide Small Cap Fund – Class A (NWSmCap) 238,894 shares (cost $4,572,923)	3,800,808
Nationwide Small Cap Index Fund – Class A (NWSmCapIx) 86,206 shares (cost $1,105,854)	1,012,062
Nationwide Value Opportunities Fund – Class A (NWValOpp) 20,383 shares (cost $287,233)	220,949
Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 93,735 shares (cost $1,238,620)	1,274,790
Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 10,750 shares (cost $112,159)	111,804
Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 120,793 shares (cost $1,453,436)	1,502,663
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 159,422 shares (cost $2,047,340)	2,126,694
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 19,581 shares (cost $222,942)	222,248
Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal) 18,799 shares (cost $196,380)	205,848
Neuberger Berman Genesis Fund – Trust Class (NBGen) 333,622 shares (cost $15,093,922)	16,440,912
Neuberger Berman Guardian Fund – Investor Class (NBGuard) 137,363 shares (cost $2,146,626)	2,457,423
Neuberger Berman Guardian Fund – Trust Class (NBGuardT) 20,478 shares (cost $261,036)	287,924
Neuberger Berman Partners Fund – Investor Class (NBPart) 181,293 shares (cost $4,576,132)	5,950,050
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman Partners Fund – Trust Class (NBPartT) 17,342 shares (cost $393,585)	$438,752
Neuberger Berman Socially Responsive Fund – Trust Class (NBSocRes) 101,162 shares (cost $1,740,690)	1,861,382
Oppenheimer Capital Appreciation Fund A (OppCapApA) 45,625 shares (cost $1,999,238)	2,345,118
Oppenheimer Champion Income Fund A (OppChpIncA) 28,076 shares (cost $262,916)	249,316
Oppenheimer Global Fund A (OppGlobA) 143,499 shares (cost $7,797,484)	10,412,314
Oppenheimer Strategic Income Fund A (OppStrIncA) 188,803 shares (cost $812,235)	828,846
Oppenheimer VAF – Global Securities Fund – Class 4 (OppGlSec4) 230,484 shares (cost $7,422,867)	8,361,970
Phoenix Balanced Fund – Class A (PhxBalFd) 64,235 shares (cost $940,580)	908,281
PIMCO Total Return Fund – Class A (PimTotRetA) 343,105 shares (cost $3,627,566)	3,667,795
Putnam International Equity Fund – Class A (PutIntlEq) 209 shares (cost $4,805)	5,744
Putnam Voyager Fund – Class A (PutVoyager) 3,606 shares (cost $65,448)	69,531
Templeton Foreign Fund – Class A (TemForeign) 356,907 shares (cost $4,191,875)	4,468,479
The Dreyfus Premier Third Century Fund, Inc. – Class Z (Dry3dCen) 87,308 shares (cost $660,380)	882,687
Van Kampen Growth and Income Fund – Class A (VKGroInc) 161,539 shares (cost $3,395,135)	3,432,706
Van Kampen Mid Cap Growth Fund – Class A (VKMidCapGro) 58,523 shares (cost $1,663,908)	1,683,126
Van Kampen Real Estate Securities Fund – Class A (VKRealEstSec) 77,881 shares (cost $2,137,488)	1,475,847
Waddell & Reed Advisors Small Cap Fund – Class A (WRAdSmCap) 22,417 shares (cost $323,001)	288,056
Wells Fargo Advantage FundsSM – Common Stock Fund – Class Z (WFComStk) 224,894 shares (cost $4,723,037)	4,102,061
Wells Fargo Advantage FundsSM – Growth and Income Fund – Investor Class (WFGrInc) 6,649 shares (cost $158,105)	162,237
Wells Fargo Advantage FundsSM – Growth Fund – Investor Class (WFGrowth) 22,623 shares (cost $565,555)	654,922
Wells Fargo Advantage FundsSM – Large Cap Growth Fund – Investor Class (WFLgCpGr) 63,786 shares (cost $1,334,897)	1,920,604
Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z (WFMidCpGr) 68,381 shares (cost $453,958)	402,765

Total investments	341,811,580
Accounts receivable	1,854

Total assets	341,813,434
Accounts payable	–

Contract owners’ equity (note 4)	$341,813,434

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBalance	AIMDynam	AIMSCapGr	ACGro	ACIncGroA	ACIncGro	ACIntlGrA
Reinvested dividends	$5,581,566	4,726	–	–	10,166	33,263	90,520	1,090
Mortality and expense risk charges (note 2)	(4,446,019)	(2,606)	(86,459)	(5,900)	(103,889)	(32,548)	(83,549)	(3,641)

Net investment income (loss)	1,135,547	2,120	(86,459)	(5,900)	(93,723)	715	6,971	(2,551)

Proceeds from mutual fund shares sold	96,075,113	73,607	1,174,598	176,487	1,822,921	567,953	1,521,150	58,675
Cost of mutual fund shares sold	(88,742,120)	(65,921)	(542,815)	(171,174)	(2,552,877)	(484,855)	(1,403,685)	(34,181)

Realized gain (loss) on investments	7,332,993	7,686	631,783	5,313	(729,956)	83,098	117,465	24,494
Change in unrealized gain (loss) on investments	1,624,475	(7,136)	155,189	(9,150)	2,091,226	(437,768)	(848,845)	9,997

Net gain (loss) on investments	8,957,468	550	786,972	(3,837)	1,361,270	(354,670)	(731,380)	34,491

Reinvested capital gains	19,775,803	–	–	52,919	–	301,221	669,840	16,399

Net increase (decrease) in contract owners’ equity resulting from operations	$29,868,818	2,670	700,513	43,182	1,267,547	(52,734)	(54,569)	48,339

Investment activity:	ACIntlGr	ACSTGvt	ACUltra	ACVPInt4	CSGIobFixInc	CSMidCpGr	DelDelchester	DryABonds
Reinvested dividends	$8,790	121,153	–	15,035	39,618	–	37,593	103,871
Mortality and expense risk charges (note 2)	(20,851)	(33,103)	(145,206)	(39,882)	(8,614)	(38,659)	(5,941)	(29,079)

Net investment income (loss)	(12,061)	88,050	(145,206)	(24,847)	31,004	(38,659)	31,652	74,792

Proceeds from mutual fund shares sold	366,028	1,165,525	3,018,880	669,386	304,014	851,120	163,296	615,445
Cost of mutual fund shares sold	(187,998)	(1,197,808)	(3,520,466)	(490,434)	(317,014)	(772,496)	(163,249)	(620,661)

Realized gain (loss) on investments	178,030	(32,283)	(501,586)	178,952	(13,000)	78,624	47	(5,216)
Change in unrealized gain (loss) on investments	(10,612)	78,165	(55,209)	263,659	23,418	253,625	(30,072)	(25,322)

Net gain (loss) on investments	167,418	45,882	(556,795)	442,611	10,418	332,249	(30,025)	(30,538)

Reinvested capital gains	77,194	–	2,772,086	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$232,551	133,932	2,070,085	417,764	41,422	293,590	1,627	44,254

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	DryApp	DryELead	DryBalOpp	DrySP500Ix	EvEqInc	FedEqIncome	FedHiYld	FedIntCorpBd
Reinvested dividends	$60,666	–	39,176	256,341	15,188	3,692	164,504	37,948
Mortality and expense risk charges (note 2)	(57,393)	(228)	(23,721)	(231,706)	(13,081)	(1,835)	(28,819)	(9,078)

Net investment income (loss)	3,273	(228)	15,455	24,635	2,107	1,857	135,685	28,870

Proceeds from mutual fund shares sold	1,236,101	10,168	301,941	4,182,023	282,161	51,659	1,629,194	276,716
Cost of mutual fund shares sold	(887,174)	(11,297)	(285,398)	(3,981,533)	(261,907)	(35,216)	(1,632,988)	(283,410)

Realized gain (loss) on investments	348,927	(1,129)	16,543	200,490	20,254	16,443	(3,794)	(6,694)
Change in unrealized gain (loss) on investments	(238,338)	(2,003)	(235,757)	465,771	(81,271)	(19,771)	(80,035)	11,593

Net gain (loss) on investments	110,589	(3,132)	(219,214)	666,261	(61,017)	(3,328)	(83,829)	4,899

Reinvested capital gains	122,655	2,015	268,917	1,765	76,290	4,100	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$236,517	(1,345)	65,158	692,661	17,380	2,629	51,856	33,769

Investment activity:	FedBdFd	FidABalA	FidABalT	FidAEGroA	FidAEqIncA	FidAEqIncT	FidAGrOppA	FidAGrOppT
Reinvested dividends	$116,836	9,698	20,803	–	48,630	35,906	–	–
Mortality and expense risk charges (note 2)	(28,159)	(6,323)	(17,555)	(13,241)	(52,003)	(57,219)	(7,277)	(48,340)

Net investment income (loss)	88,677	3,375	3,248	(13,241)	(3,373)	(21,313)	(7,277)	(48,340)

Proceeds from mutual fund shares sold	599,874	141,364	150,886	268,384	878,340	1,147,537	231,957	887,400
Cost of mutual fund shares sold	(615,725)	(117,103)	(132,144)	(197,525)	(667,713)	(775,306)	(199,278)	(744,386)

Realized gain (loss) on investments	(15,851)	24,261	18,742	70,859	210,627	372,231	32,679	143,014
Change in unrealized gain (loss) on investments	4,974	(26,386)	(40,614)	194,202	(508,785)	(637,618)	90,174	593,713

Net gain (loss) on investments	(10,877)	(2,125)	(21,872)	265,061	(298,158)	(265,387)	122,853	736,727

Reinvested capital gains	–	40,136	103,047	–	414,769	399,243	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$77,800	41,386	84,423	251,820	113,238	112,543	115,576	688,387

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln	FidPurtn	FidVIPHI
Reinvested dividends	$117,951	257	74,485	24,977	177,067	65,584	252,674	1,945
Mortality and expense risk charges (note 2)	(23,017)	(240)	(32,440)	(5,382)	(140,888)	(198,551)	(120,415)	(304)

Net investment income (loss)	94,934	17	42,045	19,595	36,179	(132,967)	132,259	1,641

Proceeds from mutual fund shares sold	1,072,242	368	538,357	81,726	2,595,383	3,790,444	2,040,981	324
Cost of mutual fund shares sold	(978,399)	(253)	(483,221)	(87,565)	(2,079,103)	(5,375,096)	(1,874,036)	(360)

Realized gain (loss) on investments	93,843	115	55,136	(5,839)	516,280	(1,584,652)	166,945	(36)
Change in unrealized gain (loss) on investments	(150,012)	1,189	(121,428)	(3,031)	(998,260)	2,366,014	(540,884)	(1,271)

Net gain (loss) on investments	(56,169)	1,304	(66,292)	(8,870)	(481,980)	781,362	(373,939)	(1,307)

Reinvested capital gains	–	1,410	149,123	–	545,321	1,772,537	684,869	–

Net increase (decrease) in contract owners’ equity resulting from operations	$38,765	2,731	124,876	10,725	99,520	2,420,932	443,189	334

Investment activity:	FidVIPOvS2R	FranMutSer	FranSmMCpGr	FrVIPForSec3	FranBSInv	JAdvBal	JAdvIntlGr	JAdWrld
Reinvested dividends	$97,075	251,288	–	98,559	47,397	29,135	1,830	890
Mortality and expense risk charges (note 2)	(39,996)	(128,603)	(26,482)	(59,522)	(59,690)	(13,785)	(922)	(6,320)

Net investment income (loss)	57,079	122,685	(26,482)	39,037	(12,293)	15,350	908	(5,430)

Proceeds from mutual fund shares sold	1,012,347	1,879,838	939,557	1,245,663	1,069,398	358,388	3,850	90,872
Cost of mutual fund shares sold	(828,614)	(1,337,245)	(712,038)	(896,786)	(875,519)	(286,447)	(1,859)	(62,867)

Realized gain (loss) on investments	183,733	542,593	227,519	348,877	193,879	71,941	1,991	28,005
Change in unrealized gain (loss) on investments	(13,684)	(833,929)	(280,852)	13,966	(825,034)	(71,849)	10,190	18,821

Net gain (loss) on investments	170,049	(291,336)	(53,333)	362,843	(631,155)	92	12,181	46,826

Reinvested capital gains	197,910	327,418	315,196	213,735	401,998	84,892	2,915	–

Net increase (decrease) in contract owners’ equity resulting from operations	$425,038	158,767	235,381	615,615	(241,450)	100,334	16,004	41,396

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JanFund	Jan20Fd	JanWrldwde	LazSmCap	LBShrtDBd	MFSStratInc	NWBondD	NWBondInx
Reinvested dividends	$37,518	52,098	27,177	–	55,941	51,292	77,659	13,969
Mortality and expense risk charges (note 2)	(98,830)	(305,997)	(74,518)	(34,212)	(14,375)	(11,709)	(20,018)	(3,865)

Net investment income (loss)	(61,312)	(253,899)	(47,341)	(34,212)	41,566	39,583	57,641	10,104

Proceeds from mutual fund shares sold	1,407,553	5,202,589	1,140,404	691,895	463,798	172,306	580,972	109,773
Cost of mutual fund shares sold	(1,609,987)	(6,840,702)	(1,264,718)	(925,564)	(488,597)	(174,208)	(585,634)	(112,403)

Realized gain (loss) on investments	(202,434)	(1,638,113)	(124,314)	(233,669)	(24,799)	(1,902)	(4,662)	(2,630)
Change in unrealized gain (loss) on investments	1,243,697	8,848,036	626,132	(259,802)	25,834	(18,310)	19,296	7,057

Net gain (loss) on investments	1,041,263	7,209,923	501,818	(493,471)	1,035	(20,212)	14,634	4,427

Reinvested capital gains	–	–	–	349,107	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$979,951	6,956,024	454,477	(178,576)	42,601	19,371	72,275	14,531

Investment activity:	NWFund	NWGovBd	NWGrowthA	NWGrowthD	NWIntIndx	NWIDAggr	NWIDCon	NWIDMod
Reinvested dividends	$51,323	165,294	1,131	2,102	583	58,292	83,337	311,294
Mortality and expense risk charges (note 2)	(62,769)	(44,900)	(6,027)	(9,940)	(295)	(23,132)	(23,523)	(105,914)

Net investment income (loss)	(11,446)	120,394	(4,896)	(7,838)	288	35,160	59,814	205,380

Proceeds from mutual fund shares sold	1,059,308	1,140,409	175,929	291,936	1,490	146,163	544,421	2,605,418
Cost of mutual fund shares sold	(1,090,629)	(1,184,284)	(146,810)	(219,511)	(1,003)	(103,283)	(523,599)	(2,142,406)

Realized gain (loss) on investments	(31,321)	(43,875)	29,119	72,425	487	42,880	20,822	463,012
Change in unrealized gain (loss) on investments	(396,555)	151,176	49,007	57,542	542	(65,173)	(22,522)	(433,831)

Net gain (loss) on investments	(427,876)	107,301	78,126	129,967	1,029	(22,293)	(1,700)	29,181

Reinvested capital gains	752,399	–	–	–	667	70,374	28,646	195,425

Net increase (decrease) in contract owners’ equity resulting from operations	$313,077	227,695	73,230	122,129	1,984	83,241	86,760	429,986

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NWIDModAgg	NWIDModCon	NWLgCpVal	NWMdCpMkt	NWMyMktP	NWMyMktS	NWSP500Indx	NWSmCap
Reinvested dividends	$136,717	90,060	28,381	19,364	508,850	331,039	57,612	29,502
Mortality and expense risk charges (note 2)	(52,649)	(28,779)	(37,994)	(19,339)	(141,376)	(79,424)	(50,915)	(67,122)

Net investment income (loss)	84,068	61,281	(9,613)	25	367,474	251,615	6,697	(37,620)

Proceeds from mutual fund shares sold	436,028	473,433	993,380	480,356	6,803,350	3,268,389	1,277,946	2,304,858
Cost of mutual fund shares sold	(349,025)	(426,034)	(918,019)	(375,910)	(6,803,350)	(3,268,389)	(993,600)	(1,782,373)

Realized gain (loss) on investments	87,003	47,399	75,361	104,446	–	–	284,346	522,485
Change in unrealized gain (loss) on investments	(104,315)	(55,863)	(455,083)	(125,945)	–	–	(204,541)	(1,574,727)

Net gain (loss) on investments	(17,312)	(8,464)	(379,722)	(21,499)	–	–	79,805	(1,052,242)

Reinvested capital gains	117,069	59,496	298,055	129,419	–	–	57,863	814,715

Net increase (decrease) in contract owners’ equity resulting from operations	$183,825	112,313	(91,280)	107,945	367,474	251,615	144,365	(275,147)

Investment activity:	NWSmCapIx	NWValOpp	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal
Reinvested dividends	$15,411	–	21,681	3,058	37,667	47,460	6,134	4,455
Mortality and expense risk charges (note 2)	(14,940)	(3,083)	(14,319)	(1,026)	(17,923)	(27,661)	(2,541)	(2,637)

Net investment income (loss)	471	(3,083)	7,362	2,032	19,744	19,799	3,593	1,818

Proceeds from mutual fund shares sold	711,846	74,494	184,890	2,004	248,488	933,332	66,623	101,341
Cost of mutual fund shares sold	(626,039)	(81,823)	(151,597)	(1,980)	(219,667)	(792,853)	(63,362)	(85,932)

Realized gain (loss) on investments	85,807	(7,329)	33,293	24	28,821	140,479	3,261	15,409
Change in unrealized gain (loss) on investments	(160,068)	(49,786)	(37,346)	(817)	(20,146)	(82,576)	(3,575)	(13,072)

Net gain (loss) on investments	(74,261)	(57,115)	(4,053)	(793)	8,675	57,903	(314)	2,337

Reinvested capital gains	58,677	39,736	32,690	1,695	21,504	35,843	4,775	5,105

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,113)	(20,462)	35,999	2,934	49,923	113,545	8,054	9,260

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NBGen	NBGuard	NBGuardT	NBPart	NBPartT	NBSocRes	OppCapApA	OppChpIncA
Reinvested dividends	$22,761	16,178	1,817	20,367	1,304	9,408	–	18,128
Mortality and expense risk charges (note 2)	(203,678)	(35,784)	(2,827)	(82,524)	(6,304)	(20,179)	(25,187)	(3,166)

Net investment income (loss)	(180,917)	(19,606)	(1,010)	(62,157)	(5,000)	(10,771)	(25,187)	14,962

Proceeds from mutual fund shares sold	4,019,968	742,117	18,558	1,727,625	270,801	430,901	442,515	51,062
Cost of mutual fund shares sold	(2,794,615)	(533,915)	(9,446)	(1,087,079)	(213,829)	(358,811)	(361,131)	(51,627)

Realized gain (loss) on investments	1,225,353	208,202	9,112	640,546	56,972	72,090	81,384	(565)
Change in unrealized gain (loss) on investments	(431,803)	(291,467)	(26,296)	(238,764)	(11,700)	(16,349)	154,103	(17,475)

Net gain (loss) on investments	793,550	(83,265)	(17,184)	401,782	45,272	55,741	235,487	(18,040)

Reinvested capital gains	2,394,812	273,304	31,828	209,326	15,448	57,072	47,024	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,007,445	170,433	13,634	548,951	55,720	102,042	257,324	(3,078)

Investment activity:	OppGlobA	OppStrIncA	OppGlSec4	PhxBalFd	PimTotRetA	PutIntlEq	PutVoyager	TemForeign
Reinvested dividends	$118,517	47,916	96,089	21,353	167,476	154	–	73,026
Mortality and expense risk charges (note 2)	(152,031)	(8,476)	(105,414)	(12,168)	(42,012)	(82)	(669)	(58,808)

Net investment income (loss)	(33,514)	39,440	(9,325)	9,185	125,464	72	(669)	14,218

Proceeds from mutual fund shares sold	3,286,559	118,412	1,622,316	184,093	921,923	86	24,624	1,289,141
Cost of mutual fund shares sold	(2,035,816)	(115,974)	(1,120,273)	(159,948)	(960,148)	(55)	(20,982)	(930,524)

Realized gain (loss) on investments	1,250,743	2,438	502,043	24,145	(38,225)	31	3,642	358,617
Change in unrealized gain (loss) on investments	(1,244,434)	12,169	(508,626)	(54,297)	131,321	(645)	(944)	(661,938)

Net gain (loss) on investments	6,309	14,607	(6,583)	(30,152)	93,096	(614)	2,698	(303,321)

Reinvested capital gains	629,568	–	418,008	59,797	23,374	912	–	988,182

Net increase (decrease) in contract owners’ equity resulting from operations	$602,363	54,047	402,100	38,830	241,934	370	2,029	699,079

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	Dry3dCen	VKGroInc	VKMidCapGro	VKRealEstSec	WRAdSmCap	WFComStk	WFGrInc	WFGrowth
Reinvested dividends	$3,816	63,317	–	30,314	–	25,941	956	–
Mortality and expense risk charges (note 2)	(11,844)	(39,395)	(13,490)	(30,166)	(3,556)	(55,214)	(2,301)	(6,485)

Net investment income (loss)	(8,028)	23,922	(13,490)	148	(3,556)	(29,273)	(1,345)	(6,485)

Proceeds from mutual fund shares sold	115,609	631,442	347,937	1,866,582	211,881	1,181,677	97,879	257,279
Cost of mutual fund shares sold	(106,990)	(507,091)	(325,570)	(1,535,568)	(202,902)	(932,568)	(83,018)	(222,648)

Realized gain (loss) on investments	8,619	124,351	22,367	331,014	8,979	249,109	14,861	34,631
Change in unrealized gain (loss) on investments	53,815	(262,524)	22,190	(1,165,651)	(21,762)	(530,091)	(8,381)	79,411

Net gain (loss) on investments	62,434	(138,173)	44,557	(834,637)	(12,783)	(280,982)	6,480	114,042

Reinvested capital gains	–	154,336	162,249	430,224	34,680	677,138	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$54,406	40,085	193,316	(404,265)	18,341	366,883	5,135	107,557

Investment activity:	WFLgCpGr	WFMidCpGr
Reinvested dividends	$–	–
Mortality and expense risk charges (note 2)	(25,673)	(4,372)

Net investment income (loss)	(25,673)	(4,372)

Proceeds from mutual fund shares sold	432,140	142,336
Cost of mutual fund shares sold	(344,367)	(140,789)

Realized gain (loss) on investments	87,773	1,547
Change in unrealized gain (loss) on investments	235,259	(25,872)

Net gain (loss) on investments	323,032	(24,325)

Reinvested capital gains	–	75,341

Net increase (decrease) in contract owners’ equity resulting from operations	$297,359	46,644

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBalance		AIMDynam		AIMSCapGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,135,547	797,505	2,120	2,616	(86,459)	(80,616)	(5,900)	(5,171)
Realized gain (loss) on investments	7,332,993	(503,657)	7,686	7,503	631,783	299,697	5,313	(23,240)
Change in unrealized gain (loss) on investments	1,624,475	18,740,537	(7,136)	12,394	155,189	625,070	(9,150)	(16,411)
Reinvested capital gains	19,775,803	15,798,752	–	–	–	–	52,919	33,100

Net increase (decrease) in contract owners’ equity resulting from operations	29,868,818	34,833,137	2,670	22,513	700,513	844,151	43,182	(11,722)

Equity transactions:
Purchase payments received from contract owners (note 3)	26,350,704	32,346,562	672	48,819	380,090	538,595	13,653	81,788
Transfers between funds	–	–	(53,893)	(118,804)	350,269	(166,325)	86,302	466,133
Redemptions (note 3)	(69,534,612)	(59,456,305)	(15,041)	(34,563)	(1,149,363)	(785,672)	(114,101)	(63,060)
Annuity benefits	(11,771)	(10,955)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(308,725)	(336,146)	–	–	(6,713)	(7,019)	–	–
Contingent deferred sales charges (note 2)	(238,776)	(224,610)	(89)	(100)	(4,036)	(3,808)	(1,563)	(189)
Adjustments to maintain reserves	(11,581)	6,452	–	(10)	(59)	(134)	26	1,116

Net equity transactions	(43,754,761)	(27,675,002)	(68,351)	(104,658)	(429,812)	(424,363)	(15,683)	485,788

Net change in contract owners’ equity	(13,885,943)	7,158,135	(65,681)	(82,145)	270,701	419,788	27,499	474,066
Contract owners’ equity beginning of period	355,699,377	348,541,242	225,370	307,515	6,513,896	6,094,108	474,066	–

Contract owners’ equity end of period	$341,813,434	355,699,377	159,689	225,370	6,784,597	6,513,896	501,565	474,066

CHANGES IN UNITS:
Beginning units	18,895,154	20,043,511	20,074	29,943	618,013	672,720	46,426	–

Units purchased	3,908,575	5,509,615	267	7,148	91,381	144,639	14,488	92,504
Units redeemed	(5,734,626)	(6,657,972)	(6,262)	(17,017)	(128,302)	(199,346)	(16,302)	(46,078)

Ending units	17,069,103	18,895,154	14,079	20,074	581,092	618,013	44,612	46,426

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMSmCoGr		ACGro		ACIncGroA		ACIncGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$–	(1,947)	(93,723)	(98,015)	715	11,761	6,971	36,106
Realized gain (loss) on investments	–	134,390	(729,956)	(823,407)	83,098	107,554	117,465	(55,782)
Change in unrealized gain (loss) on investments	–	(58,404)	2,091,226	1,434,086	(437,768)	138,127	(848,845)	676,030
Reinvested capital gains	–	–	–	–	301,221	120,913	669,840	304,587

Net increase (decrease) in contract owners’ equity resulting from operations	–	74,039	1,267,547	512,664	(52,734)	378,355	(54,569)	960,941

Equity transactions:
Purchase payments received from contract owners (note 3)	–	16,011	283,864	444,904	310,183	218,114	305,613	451,242
Transfers between funds	–	(877,210)	(6,084)	(71,111)	(25,020)	(400,216)	(123,705)	(250,745)
Redemptions (note 3)	–	(49,151)	(1,641,910)	(1,097,524)	(382,402)	(188,895)	(1,315,486)	(1,297,800)
Annuity benefits	–	–	(11,372)	(10,601)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(8,844)	(10,112)	–	–	(8,706)	(9,892)
Contingent deferred sales charges (note 2)	–	(5)	(3,267)	(2,580)	(3,732)	(2,453)	(2,520)	(793)
Adjustments to maintain reserves	–	(1)	(13,438)	4,228	(31)	(110)	5	(9)

Net equity transactions	–	(910,356)	(1,401,051)	(742,796)	(101,002)	(373,560)	(1,144,799)	(1,107,997)

Net change in contract owners’ equity	–	(836,317)	(133,504)	(230,132)	(153,736)	4,795	(1,199,368)	(147,056)
Contract owners’ equity beginning of period	–	836,317	8,095,710	8,325,842	2,684,228	2,679,433	6,745,819	6,892,875

Contract owners’ equity end of period	$–	–	7,962,206	8,095,710	2,530,492	2,684,228	5,546,451	6,745,819

CHANGES IN UNITS:
Beginning units	–	116,299	221,404	218,579	246,562	283,932	302,858	357,908

Units purchased	–	22,635	26,718	133,073	48,177	57,241	25,273	32,428
Units redeemed	–	(138,934)	(68,363)	(130,248)	(58,065)	(94,611)	(75,080)	(87,478)

Ending units	–	–	179,759	221,404	236,674	246,562	253,051	302,858

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACIntlGrA		ACIntlGr		ACSTGvt		ACUltra
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,551)	(1,939)	(12,061)	(9,427)	88,050	84,968	(145,206)	(174,316)
Realized gain (loss) on investments	24,494	21,014	178,030	157,316	(32,283)	(23,152)	(501,586)	(1,964,883)
Change in unrealized gain (loss) on investments	9,997	49,867	(10,612)	202,427	78,165	14,597	(55,209)	564,132
Reinvested capital gains	16,399	–	77,194	–	–	–	2,772,086	835,593

Net increase (decrease) in contract owners’ equity resulting from operations	48,339	68,942	232,551	350,316	133,932	76,413	2,070,085	(739,474)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	(8)	91	312,314	268,335	489,070	782,715
Transfers between funds	(16,687)	(53,253)	(23,258)	(102,166)	(243,021)	(170,844)	(899,590)	(1,312,598)
Redemptions (note 3)	(37,772)	(17,261)	(318,846)	(269,888)	(373,611)	(335,785)	(2,228,309)	(2,737,375)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(2,068)	(2,303)	(1,946)	(2,237)	(13,505)	(16,636)
Contingent deferred sales charges (note 2)	(545)	(646)	(364)	(512)	(1,153)	(1,214)	(6,929)	(7,570)
Adjustments to maintain reserves	(4)	(23)	(37)	11	4,061	(58)	(61)	(191)

Net equity transactions	(55,008)	(71,183)	(344,581)	(374,767)	(303,356)	(241,803)	(2,659,324)	(3,291,655)

Net change in contract owners’ equity	(6,669)	(2,241)	(112,030)	(24,451)	(169,424)	(165,390)	(589,239)	(4,031,129)
Contract owners’ equity beginning of period	330,497	332,738	1,641,978	1,666,429	2,733,820	2,899,210	12,041,818	16,072,947

Contract owners’ equity end of period	$323,828	330,497	1,529,948	1,641,978	2,564,396	2,733,820	11,452,579	12,041,818

CHANGES IN UNITS:
Beginning units	34,049	42,287	58,486	73,235	158,143	169,897	791,122	1,011,426

Units purchased	–	–	–	5	58,270	28,146	48,968	70,507
Units redeemed	(5,192)	(8,238)	(11,397)	(14,754)	(75,614)	(39,900)	(210,075)	(290,811)

Ending units	28,857	34,049	47,089	58,486	140,799	158,143	630,015	791,122

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInt4		CSGIobFixInc		CSMidCpGr		DelDelchester
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(24,847)	(3,635)	31,004	9,651	(38,659)	(45,415)	31,652	26,675
Realized gain (loss) on investments	178,952	67,813	(13,000)	(31,766)	78,624	(122,031)	47	3,367
Change in unrealized gain (loss) on investments	263,659	250,816	23,418	59,417	253,625	184,760	(30,072)	18,481
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	417,764	314,994	41,422	37,302	293,590	17,314	1,627	48,523

Equity transactions:
Purchase payments received from contract owners (note 3)	438,971	320,255	53,830	48,812	139,768	171,668	25,950	29,147
Transfers between funds	1,277,960	1,090,766	105,323	(101,714)	(231,175)	(321,519)	(32,957)	27,751
Redemptions (note 3)	(519,266)	(143,642)	(208,572)	(264,738)	(601,387)	(526,224)	(53,308)	(62,733)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,656)	(981)	(873)	(1,012)	(3,444)	(4,173)	(574)	(622)
Contingent deferred sales charges (note 2)	(5,506)	(318)	(997)	(323)	(883)	(1,022)	–	(168)
Adjustments to maintain reserves	(64)	(62)	(23)	12	(5)	(29)	19	197

Net equity transactions	1,190,439	1,266,018	(51,312)	(318,963)	(697,126)	(681,299)	(60,870)	(6,428)

Net change in contract owners’ equity	1,608,203	1,581,012	(9,890)	(281,661)	(403,536)	(663,985)	(59,243)	42,095
Contract owners’ equity beginning of period	2,215,512	634,500	730,372	1,012,033	3,131,298	3,795,283	454,075	411,980

Contract owners’ equity end of period	$3,823,715	2,215,512	720,482	730,372	2,727,762	3,131,298	394,832	454,075

CHANGES IN UNITS:
Beginning units	142,961	50,510	49,753	71,866	200,167	243,568	26,667	27,252

Units purchased	122,456	120,692	18,103	15,896	12,528	14,602	6,937	7,173
Units redeemed	(53,451)	(28,241)	(21,839)	(38,009)	(54,357)	(58,003)	(10,572)	(7,758)

Ending units	211,966	142,961	46,017	49,753	158,338	200,167	23,032	26,667

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryABonds		DryApp		DryELead		DryBalOpp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$74,792	80,814	3,273	8,819	(228)	(498)	15,455	7,743
Realized gain (loss) on investments	(5,216)	(9,017)	348,927	215,884	(1,129)	9,535	16,543	307
Change in unrealized gain (loss) on investments	(25,322)	(11,288)	(238,338)	252,464	(2,003)	(12,698)	(235,757)	137,281
Reinvested capital gains	–	–	122,655	195,512	2,015	4,982	268,917	360

Net increase (decrease) in contract owners’ equity resulting from operations	44,254	60,509	236,517	672,679	(1,345)	1,321	65,158	145,691

Equity transactions:
Purchase payments received from contract owners (note 3)	113,200	156,740	285,119	371,651	–	–	98,684	117,497
Transfers between funds	45,305	(152,661)	(366,333)	(790,582)	–	(26,293)	27,168	(46,987)
Redemptions (note 3)	(486,646)	(511,358)	(781,168)	(582,207)	(9,933)	(37,682)	(249,073)	(278,363)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,534)	(2,913)	(3,414)	(3,703)	–	–	(1,266)	(1,418)
Contingent deferred sales charges (note 2)	(398)	(1,408)	(3,517)	(2,631)	–	–	(1,365)	(1,243)
Adjustments to maintain reserves	24	14	(54)	(101)	(15)	4	203	1,494

Net equity transactions	(331,049)	(511,586)	(869,367)	(1,007,573)	(9,948)	(63,971)	(125,649)	(209,020)

Net change in contract owners’ equity	(286,795)	(451,077)	(632,850)	(334,894)	(11,293)	(62,650)	(60,491)	(63,329)
Contract owners’ equity beginning of period	2,279,940	2,731,017	5,045,604	5,380,498	22,618	85,268	1,883,248	1,946,577

Contract owners’ equity end of period	$1,993,145	2,279,940	4,412,754	5,045,604	11,325	22,618	1,822,757	1,883,248

CHANGES IN UNITS:
Beginning units	145,007	178,348	405,513	501,974	1,754	7,031	176,376	197,213

Units purchased	20,380	12,388	39,556	48,656	–	344	17,509	15,973
Units redeemed	(41,217)	(45,729)	(106,342)	(145,117)	(748)	(5,621)	(29,405)	(36,810)

Ending units	124,170	145,007	338,727	405,513	1,006	1,754	164,480	176,376

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DrySP500Ix		EvEqInc		FedEqIncome		FedHiYld
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$24,635	13,705	2,107	10,294	1,857	1,823	135,685	147,554
Realized gain (loss) on investments	200,490	(340,095)	20,254	69,402	16,443	13,101	(3,794)	(39,561)
Change in unrealized gain (loss) on investments	465,771	2,024,649	(81,271)	(35,633)	(19,771)	10,904	(80,035)	112,493
Reinvested capital gains	1,765	587,351	76,290	104,047	4,100	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	692,661	2,285,610	17,380	148,110	2,629	25,828	51,856	220,486

Equity transactions:
Purchase payments received from contract owners (note 3)	1,222,358	1,470,759	72,634	62,674	503	484	184,639	251,709
Transfers between funds	(829,744)	(120,802)	62,587	32,382	(44,743)	68,657	(505,327)	541,093
Redemptions (note 3)	(3,402,528)	(3,202,823)	(194,198)	(333,110)	(5,500)	(3,741)	(443,074)	(538,051)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(23,993)	(27,472)	(1,312)	(1,582)	–	–	(1,606)	(1,537)
Contingent deferred sales charges (note 2)	(4,500)	(7,060)	(507)	(1,181)	(32)	(97)	(863)	(3,669)
Adjustments to maintain reserves	(65)	40	3	(44)	(6)	(28)	(39)	103

Net equity transactions	(3,038,472)	(1,887,358)	(60,793)	(240,861)	(49,778)	65,275	(766,270)	249,648

Net change in contract owners’ equity	(2,345,811)	398,252	(43,413)	(92,751)	(47,149)	91,103	(714,414)	470,134
Contract owners’ equity beginning of period	18,393,389	17,995,137	992,926	1,085,677	183,970	92,867	2,507,604	2,037,470

Contract owners’ equity end of period	$16,047,578	18,393,389	949,513	992,926	136,821	183,970	1,793,190	2,507,604

CHANGES IN UNITS:
Beginning units	560,996	624,278	35,468	44,806	17,923	11,009	194,727	173,763

Units purchased	64,979	89,671	8,324	6,631	48	11,186	74,546	107,710
Units redeemed	(153,778)	(152,953)	(10,425)	(15,969)	(4,750)	(4,272)	(132,927)	(86,746)

Ending units	472,197	560,996	33,367	35,468	13,221	17,923	136,346	194,727

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedIntCorpBd		FedBdFd		FidABalA		FidABalT
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$28,870	25,341	88,677	96,718	3,375	4,295	3,248	5,057
Realized gain (loss) on investments	(6,694)	(4,970)	(15,851)	13,628	24,261	10,021	18,742	15,449
Change in unrealized gain (loss) on investments	11,593	1,492	4,974	(12,585)	(26,386)	12,639	(40,614)	27,737
Reinvested capital gains	–	–	–	–	40,136	30,912	103,047	68,460

Net increase (decrease) in contract owners’ equity resulting from operations	33,769	21,863	77,800	97,761	41,386	57,867	84,423	116,703

Equity transactions:
Purchase payments received from contract owners (note 3)	135,209	53,260	161,927	227,381	11,328	11,777	128,248	136,745
Transfers between funds	72,362	(106,469)	277,204	(41,918)	39,781	(37,516)	27,027	26,467
Redemptions (note 3)	(168,530)	(91,532)	(464,174)	(501,299)	(133,210)	(119,967)	(107,138)	(158,160)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1,944)	(2,257)	–	–	(1,646)	(1,790)
Contingent deferred sales charges (note 2)	(714)	(1,480)	(531)	(626)	(1,427)	(1,389)	(382)	(1,092)
Adjustments to maintain reserves	2	–	(81)	9	(37)	(45)	(11)	(4)

Net equity transactions	38,329	(146,221)	(27,599)	(318,710)	(83,565)	(147,140)	46,098	2,166

Net change in contract owners’ equity	72,098	(124,358)	50,201	(220,949)	(42,179)	(89,273)	130,521	118,869
Contract owners’ equity beginning of period	725,837	850,195	2,175,503	2,396,452	565,605	654,878	1,264,717	1,145,848

Contract owners’ equity end of period	$797,935	725,837	2,225,704	2,175,503	523,426	565,605	1,395,238	1,264,717

CHANGES IN UNITS:
Beginning units	54,941	66,370	139,144	159,931	48,763	62,215	73,978	73,624

Units purchased	24,064	7,388	41,255	27,934	4,525	1,187	12,432	15,684
Units redeemed	(21,079)	(18,817)	(42,088)	(48,721)	(11,187)	(14,639)	(9,999)	(15,330)

Ending units	57,926	54,941	138,311	139,144	42,101	48,763	76,411	73,978

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidAEGroA		FidAEqIncA		FidAEqIncT		FidAGrOppA
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(13,241)	(9,712)	(3,373)	(22)	(21,313)	(11,664)	(7,277)	(7,422)
Realized gain (loss) on investments	70,859	38,008	210,627	231,731	372,231	151,818	32,679	44,529
Change in unrealized gain (loss) on investments	194,202	11,956	(508,785)	213,060	(637,618)	315,136	90,174	(27,067)
Reinvested capital gains	–	–	414,769	162,706	399,243	166,017	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	251,820	40,252	113,238	607,475	112,543	621,307	115,576	10,040

Equity transactions:
Purchase payments received from contract owners (note 3)	155,830	184,113	483,048	500,001	300,602	425,766	73,099	60,752
Transfers between funds	188,776	(100,157)	(160,420)	(394,818)	(64,265)	36,664	56,272	(300,782)
Redemptions (note 3)	(88,004)	(145,708)	(595,248)	(466,214)	(1,071,773)	(791,227)	(136,697)	(151,845)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(5,467)	(5,425)	–	–
Contingent deferred sales charges (note 2)	(1,495)	(3,471)	(6,113)	(7,469)	(4,879)	(2,623)	(2,189)	(486)
Adjustments to maintain reserves	(28)	(59)	(80)	(145)	25	(26)	(36)	(25)

Net equity transactions	255,079	(65,282)	(278,813)	(368,645)	(845,757)	(336,871)	(9,551)	(392,386)

Net change in contract owners’ equity	506,899	(25,030)	(165,575)	238,830	(733,214)	284,436	106,025	(382,346)
Contract owners’ equity beginning of period	894,569	919,599	4,428,184	4,189,354	4,558,425	4,273,989	576,813	959,159

Contract owners’ equity end of period	$1,401,468	894,569	4,262,609	4,428,184	3,825,211	4,558,425	682,838	576,813

CHANGES IN UNITS:
Beginning units	125,406	135,715	286,632	313,369	185,763	200,850	70,456	121,384

Units purchased	69,274	30,674	47,771	53,223	17,476	33,105	24,615	83,120
Units redeemed	(36,836)	(40,983)	(64,449)	(79,960)	(50,415)	(48,192)	(26,422)	(134,048)

Ending units	157,844	125,406	269,954	286,632	152,824	185,763	68,649	70,456

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidAGrOppT		FidAHiIncT		FidAOvA		FidAsMgr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(48,340)	(47,293)	94,934	126,176	17	(1,042)	42,045	44,341
Realized gain (loss) on investments	143,014	(235,342)	93,843	32,868	115	44,169	55,136	33,443
Change in unrealized gain (loss) on investments	593,713	390,832	(150,012)	151,691	1,189	(27,137)	(121,428)	(10,071)
Reinvested capital gains	–	–	–	–	1,410	859	149,123	133,887

Net increase (decrease) in contract owners’ equity resulting from operations	688,387	108,197	38,765	310,735	2,731	16,849	124,876	201,600

Equity transactions:
Purchase payments received from contract owners (note 3)	192,508	250,429	–	–	–	–	122,311	176,128
Transfers between funds	316,293	(223,642)	(295,400)	(132,184)	–	(131,805)	(44,282)	(111,545)
Redemptions (note 3)	(667,354)	(849,782)	(541,983)	(499,821)	(108)	(68,381)	(481,402)	(926,385)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(5,426)	(6,418)	(1,697)	(2,045)	–	–	(3,680)	(4,166)
Contingent deferred sales charges (note 2)	(1,177)	(2,063)	(2,455)	(647)	(5)	(1,672)	(597)	(911)
Adjustments to maintain reserves	(25)	(38)	(24)	234	1	(8)	(42)	24

Net equity transactions	(165,181)	(831,514)	(841,559)	(634,463)	(112)	(201,866)	(407,692)	(866,855)

Net change in contract owners’ equity	523,206	(723,317)	(802,794)	(323,728)	2,619	(185,017)	(282,816)	(665,255)
Contract owners’ equity beginning of period	3,475,475	4,198,792	2,245,182	2,568,910	17,610	202,627	2,554,173	3,219,428

Contract owners’ equity end of period	$3,998,681	3,475,475	1,442,388	2,245,182	20,229	17,610	2,271,357	2,554,173

CHANGES IN UNITS:
Beginning units	235,646	294,745	118,500	153,451	1,467	19,671	114,369	155,360

Units purchased	52,311	36,102	13,418	8,611	–	–	6,960	10,904
Units redeemed	(64,364)	(95,201)	(55,875)	(43,562)	(8)	(18,204)	(24,411)	(51,895)

Ending units	223,593	235,646	76,043	118,500	1,459	1,467	96,918	114,369

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidCapInc		FidEqInc		FidMgln		FidPurtn
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$19,595	22,885	36,179	37,211	(132,967)	(139,385)	132,259	160,697
Realized gain (loss) on investments	(5,839)	(8,611)	516,280	126,772	(1,584,652)	(1,475,735)	166,945	43,164
Change in unrealized gain (loss) on investments	(3,031)	36,685	(998,260)	979,861	2,366,014	(1,456,646)	(540,884)	582,298
Reinvested capital gains	–	–	545,321	643,235	1,772,537	3,996,272	684,869	399,630

Net increase (decrease) in contract owners’ equity resulting from operations	10,725	50,959	99,520	1,787,079	2,420,932	924,506	443,189	1,185,789

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	508,703	609,006	584,194	606,671	370,126	397,080
Transfers between funds	–	–	(238,078)	25,430	(576,457)	(877,559)	(13,981)	82,662
Redemptions (note 3)	(75,628)	(69,087)	(2,221,831)	(1,761,538)	(3,339,207)	(3,402,694)	(1,966,912)	(1,899,373)
Annuity benefits	–	–	(399)	(354)	–	–	–	–
Annual contract maintenance charges (note 2)	(668)	(772)	(12,630)	(12,910)	(20,417)	(23,409)	(9,565)	(10,437)
Contingent deferred sales charges (note 2)	(48)	(18)	(2,385)	(1,663)	(4,015)	(4,970)	(2,979)	(5,645)
Adjustments to maintain reserves	(115)	95	182	(223)	(92)	(630)	(1,006)	44

Net equity transactions	(76,459)	(69,782)	(1,966,438)	(1,142,252)	(3,355,994)	(3,702,591)	(1,624,317)	(1,435,669)

Net change in contract owners’ equity	(65,734)	(18,823)	(1,866,918)	644,827	(935,062)	(2,778,085)	(1,181,128)	(249,880)
Contract owners’ equity beginning of period	459,068	477,891	11,179,974	10,535,147	15,685,270	18,463,355	9,525,181	9,775,061

Contract owners’ equity end of period	$393,334	459,068	9,313,056	11,179,974	14,750,208	15,685,270	8,344,053	9,525,181

CHANGES IN UNITS:
Beginning units	5,826	6,767	93,962	104,705	510,739	636,228	286,741	333,373

Units purchased	–	–	7,974	12,791	27,870	32,752	18,275	23,903
Units redeemed	(954)	(941)	(23,723)	(23,534)	(129,061)	(158,241)	(65,305)	(70,535)

Ending units	4,872	5,826	78,213	93,962	409,548	510,739	239,711	286,741

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPHI		FidVIPOvS2R		FranMutSer		FranSmMCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,641	1,432	57,079	(14,425)	122,685	47,110	(26,482)	(27,665)
Realized gain (loss) on investments	(36)	(68)	183,733	69,923	542,593	571,601	227,519	193,470
Change in unrealized gain (loss) on investments	(1,271)	685	(13,684)	248,150	(833,929)	169,748	(280,852)	(183,901)
Reinvested capital gains	–	–	197,910	8,192	327,418	585,067	315,196	167,436

Net increase (decrease) in contract owners’ equity resulting from operations	334	2,049	425,038	311,840	158,767	1,373,526	235,381	149,340

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	338,723	458,852	1,198,333	984,408	109,319	241,659
Transfers between funds	–	–	664,029	1,374,378	609,899	539,551	(376,390)	(296,576)
Redemptions (note 3)	–	–	(660,891)	(202,673)	(1,762,785)	(1,622,527)	(387,976)	(190,074)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(16)	(17)	(1,560)	(805)	(5,874)	(5,278)	–	–
Contingent deferred sales charges (note 2)	–	–	(6,536)	(558)	(12,505)	(7,797)	(2,973)	(1,332)
Adjustments to maintain reserves	(14)	(11)	(47)	(13)	3	(207)	(47)	(90)

Net equity transactions	(30)	(28)	333,718	1,629,181	27,071	(111,850)	(658,067)	(246,413)

Net change in contract owners’ equity	304	2,021	758,756	1,941,021	185,838	1,261,676	(422,686)	(97,073)
Contract owners’ equity beginning of period	22,924	20,903	2,832,836	891,815	9,777,596	8,515,920	2,392,681	2,489,754

Contract owners’ equity end of period	$23,228	22,924	3,591,592	2,832,836	9,963,434	9,777,596	1,969,995	2,392,681

CHANGES IN UNITS:
Beginning units	873	874	188,000	68,873	511,413	517,613	289,296	319,814

Units purchased	–	–	96,602	150,632	138,919	124,644	35,759	76,226
Units redeemed	(1)	(1)	(78,506)	(31,505)	(134,894)	(130,844)	(108,736)	(106,744)

Ending units	872	873	206,096	188,000	515,438	511,413	216,319	289,296

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPForSec3		FranBSInv		JAdvBal		JAdvIntlGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$39,037	1,577	(12,293)	8,414	15,350	3,959	908	(225)
Realized gain (loss) on investments	348,877	151,282	193,879	330,692	71,941	75,367	1,991	991
Change in unrealized gain (loss) on investments	13,966	506,979	(825,034)	(61,434)	(71,849)	(53,954)	10,190	19,861
Reinvested capital gains	213,735	–	401,998	269,546	84,892	87,095	2,915	–

Net increase (decrease) in contract owners’ equity resulting from operations	615,615	659,838	(241,450)	547,218	100,334	112,467	16,004	20,627

Equity transactions:
Purchase payments received from contract owners (note 3)	791,643	653,384	644,183	874,483	42,445	61,024	–	–
Transfers between funds	45,605	706,842	64,263	135,575	(91,626)	(122,612)	–	(316)
Redemptions (note 3)	(1,096,541)	(720,554)	(595,466)	(443,833)	(180,457)	(202,251)	(2,848)	(1,402)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,713)	(2,108)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(5,001)	(865)	(5,459)	(2,927)	(1,971)	(722)	(63)	–
Adjustments to maintain reserves	(25)	(11)	(8)	(177)	(77)	(30)	(39)	(7)

Net equity transactions	(267,032)	636,688	107,513	563,121	(231,686)	(264,591)	(2,950)	(1,725)

Net change in contract owners’ equity	348,583	1,296,526	(133,937)	1,110,339	(131,352)	(152,124)	13,054	18,902
Contract owners’ equity beginning of period	4,224,492	2,927,966	4,641,285	3,530,946	1,265,873	1,417,997	67,660	48,758

Contract owners’ equity end of period	$4,573,075	4,224,492	4,507,348	4,641,285	1,134,521	1,265,873	80,714	67,660

CHANGES IN UNITS:
Beginning units	280,958	233,560	200,922	175,926	106,188	129,865	4,626	4,763

Units purchased	84,765	119,830	60,165	92,034	11,210	13,346	–	–
Units redeemed	(98,880)	(72,432)	(57,011)	(67,038)	(29,699)	(37,023)	(195)	(137)

Ending units	266,843	280,958	204,076	200,922	87,699	106,188	4,431	4,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAdWrld		JanFund		Jan20Fd		JanWrldwde
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(5,430)	3,497	(61,312)	(71,667)	(253,899)	(158,074)	(47,341)	(2,578)
Realized gain (loss) on investments	28,005	27,911	(202,434)	(729,950)	(1,638,113)	(2,445,846)	(124,314)	(979,822)
Change in unrealized gain (loss) on investments	18,821	44,943	1,243,697	1,477,180	8,848,036	4,922,161	626,132	1,860,969
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	41,396	76,351	979,951	675,563	6,956,024	2,318,241	454,477	878,569

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	406,451	474,302	963,584	1,194,343	–	4,352
Transfers between funds	(41,246)	(89,940)	(143,264)	(404,696)	509,256	(1,061,458)	(166,001)	(559,426)
Redemptions (note 3)	(43,152)	(61,599)	(1,328,738)	(1,024,574)	(4,659,705)	(3,253,499)	(880,303)	(907,279)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(10,994)	(12,299)	(31,689)	(35,369)	(8,465)	(9,460)
Contingent deferred sales charges (note 2)	(110)	(591)	(2,224)	(3,592)	(6,597)	(10,723)	(1,057)	(2,516)
Adjustments to maintain reserves	(40)	(23)	(51)	(83)	(112)	(48)	(30)	7

Net equity transactions	(84,548)	(152,153)	(1,078,820)	(970,942)	(3,225,263)	(3,166,754)	(1,055,856)	(1,474,322)

Net change in contract owners’ equity	(43,152)	(75,802)	(98,869)	(295,379)	3,730,761	(848,513)	(601,379)	(595,753)
Contract owners’ equity beginning of period	536,746	612,548	7,573,724	7,869,103	22,841,154	23,689,667	5,786,091	6,381,844

Contract owners’ equity end of period	$493,594	536,746	7,474,855	7,573,724	26,571,915	22,841,154	5,184,712	5,786,091

CHANGES IN UNITS:
Beginning units	70,080	92,412	516,839	587,461	878,681	1,016,777	340,387	435,577

Units purchased	–	–	39,841	33,916	113,796	70,513	–	219
Units redeemed	(10,174)	(22,332)	(114,035)	(104,538)	(229,275)	(208,609)	(56,239)	(95,409)

Ending units	59,906	70,080	442,645	516,839	763,202	878,681	284,148	340,387

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LazSmCap		LBShrtDBd		MFSStratInc		NWBondD
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(34,212)	(38,192)	41,566	32,940	39,583	45,158	57,641	67,516
Realized gain (loss) on investments	(233,669)	(172,840)	(24,799)	(15,207)	(1,902)	5,634	(4,662)	435
Change in unrealized gain (loss) on investments	(259,802)	28,664	25,834	10,386	(18,310)	1,175	19,296	(15,437)
Reinvested capital gains	349,107	588,325	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(178,576)	405,957	42,601	28,119	19,371	51,967	72,275	52,514

Equity transactions:
Purchase payments received from contract owners (note 3)	260,054	296,401	85,857	43,042	43,705	123,764	105,758	149,087
Transfers between funds	(241,440)	(82,811)	47,599	56,648	49,300	(103,289)	(84,234)	(141,374)
Redemptions (note 3)	(454,546)	(673,781)	(96,864)	(175,033)	(146,541)	(181,075)	(416,002)	(320,856)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,967)	(3,064)	(1,096)	(1,187)	(893)	(1,139)	(2,187)	(2,620)
Contingent deferred sales charges (note 2)	(1,338)	(2,198)	(98)	(377)	(396)	(607)	(1,243)	(2,235)
Adjustments to maintain reserves	(78)	(9)	(242)	160	(8)	(39)	2	(107)

Net equity transactions	(440,315)	(465,462)	35,156	(76,747)	(54,833)	(162,385)	(397,906)	(318,105)

Net change in contract owners’ equity	(618,891)	(59,505)	77,757	(48,628)	(35,462)	(110,418)	(325,631)	(265,591)
Contract owners’ equity beginning of period	2,859,414	2,918,919	981,208	1,029,836	912,120	1,022,538	1,773,410	2,039,001

Contract owners’ equity end of period	$2,240,523	2,859,414	1,058,965	981,208	876,658	912,120	1,447,779	1,773,410

CHANGES IN UNITS:
Beginning units	139,652	164,638	66,778	72,068	66,662	78,799	47,041	58,803

Units purchased	18,026	44,092	34,939	11,207	9,176	13,868	5,560	4,620
Units redeemed	(38,867)	(69,078)	(32,403)	(16,497)	(13,163)	(26,005)	(18,586)	(16,382)

Ending units	118,811	139,652	69,314	66,778	62,675	66,662	34,015	47,041

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWBondInx		NWFund		NWGovBd		NWGrowthA
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$10,104	8,064	(11,446)	(11,939)	120,394	133,273	(4,896)	(7,093)
Realized gain (loss) on investments	(2,630)	(3,051)	(31,321)	(192,982)	(43,875)	(95,149)	29,119	54,104
Change in unrealized gain (loss) on investments	7,057	1,629	(396,555)	270,503	151,176	68,739	49,007	(29,867)
Reinvested capital gains	–	–	752,399	546,752	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,531	6,642	313,077	612,334	227,695	106,863	73,230	17,144

Equity transactions:
Purchase payments received from contract owners (note 3)	62,022	80,725	321,717	305,112	189,252	262,686	69,756	78,957
Transfers between funds	11,220	(30,479)	(87,497)	(240,315)	(95,098)	(234,465)	30,520	(184,494)
Redemptions (note 3)	(57,125)	(30,689)	(1,037,580)	(1,053,046)	(785,581)	(772,822)	(67,119)	(154,112)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(7,184)	(8,742)	(3,276)	(3,998)	(584)	(574)
Contingent deferred sales charges (note 2)	(728)	(351)	(2,281)	(1,353)	(4,942)	(2,258)	(518)	(1,748)
Adjustments to maintain reserves	(62)	(15)	10	(138)	368	129	59	253

Net equity transactions	15,327	19,191	(812,815)	(998,482)	(699,277)	(750,728)	32,114	(261,718)

Net change in contract owners’ equity	29,858	25,833	(499,738)	(386,148)	(471,582)	(643,865)	105,344	(244,574)
Contract owners’ equity beginning of period	294,326	268,493	5,148,271	5,534,419	4,181,154	4,825,019	426,705	671,279

Contract owners’ equity end of period	$324,184	294,326	4,648,533	5,148,271	3,709,572	4,181,154	532,049	426,705

CHANGES IN UNITS:
Beginning units	22,784	21,251	63,919	81,825	281,627	332,211	35,920	59,143

Units purchased	10,123	6,819	11,004	28,403	37,971	51,773	18,926	23,209
Units redeemed	(8,965)	(5,286)	(13,231)	(46,309)	(84,642)	(102,357)	(16,821)	(46,432)

Ending units	23,942	22,784	61,692	63,919	234,956	281,627	38,025	35,920

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWGrowthD		NWIntIndx		NWIDAggr		NWIDCon
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(7,838)	(12,807)	288	238	35,160	(226)	59,814	34,142
Realized gain (loss) on investments	72,425	63,619	487	171	42,880	47,101	20,822	6,052
Change in unrealized gain (loss) on investments	57,542	(7,655)	542	3,603	(65,173)	143,241	(22,522)	19,677
Reinvested capital gains	–	–	667	624	70,374	37,558	28,646	29,522

Net increase (decrease) in contract owners’ equity resulting from operations	122,129	43,157	1,984	4,636	83,241	227,674	86,760	89,393

Equity transactions:
Purchase payments received from contract owners (note 3)	3,246	3,548	–	–	389,056	396,418	184,908	292,728
Transfers between funds	(13,103)	(97,099)	–	(256)	(40,067)	50,091	388,332	175,118
Redemptions (note 3)	(266,034)	(256,176)	(1,180)	(106)	(123,482)	(176,402)	(439,602)	(152,607)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,390)	(1,736)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,842)	(227)	(1)	(2)	(1,400)	(2,241)	(3,221)	(1,056)
Adjustments to maintain reserves	(75)	89	(25)	(9)	(68)	(39)	(28)	(42)

Net equity transactions	(279,198)	(351,601)	(1,206)	(373)	224,039	267,827	130,389	314,141

Net change in contract owners’ equity	(157,069)	(308,444)	778	4,263	307,280	495,501	217,149	403,534
Contract owners’ equity beginning of period	870,952	1,179,396	23,622	19,359	1,800,016	1,304,515	2,043,840	1,640,306

Contract owners’ equity end of period	$713,883	870,952	24,400	23,622	2,107,296	1,800,016	2,260,989	2,043,840

CHANGES IN UNITS:
Beginning units	22,617	39,806	1,781	1,811	149,364	124,879	171,840	144,727

Units purchased	44	55	–	–	32,371	43,758	56,959	44,662
Units redeemed	(4,049)	(17,244)	(91)	(30)	(14,672)	(19,273)	(47,269)	(17,549)

Ending units	18,612	22,617	1,690	1,781	167,063	149,364	181,530	171,840

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWIDMod		NWIDModAgg		NWIDModCon		NWLgCpVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$205,380	64,259	84,068	8,062	61,281	29,447	(9,613)	(816)
Realized gain (loss) on investments	463,012	86,590	87,003	38,568	47,399	15,127	75,361	99,840
Change in unrealized gain (loss) on investments	(433,831)	487,801	(104,315)	302,803	(55,863)	52,818	(455,083)	(49,640)
Reinvested capital gains	195,425	179,425	117,069	76,718	59,496	59,666	298,055	397,348

Net increase (decrease) in contract owners’ equity resulting from operations	429,986	818,075	183,825	426,151	112,313	157,058	(91,280)	446,732

Equity transactions:
Purchase payments received from contract owners (note 3)	552,669	1,359,945	1,170,272	722,456	190,736	495,340	291,789	346,053
Transfers between funds	(134,900)	71,023	70,744	15,895	(99,967)	167,303	(214,336)	716,498
Redemptions (note 3)	(2,329,100)	(367,677)	(518,716)	(323,571)	(241,485)	(188,877)	(504,913)	(451,775)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(2,203)	(1,852)
Contingent deferred sales charges (note 2)	(5,452)	(3,781)	(3,738)	(5,981)	(713)	(1,269)	(3,445)	(1,388)
Adjustments to maintain reserves	(78)	(141)	(91)	(11)	(30)	(86)	(35)	(28)

Net equity transactions	(1,916,861)	1,059,369	718,471	408,788	(151,459)	472,411	(433,143)	607,508

Net change in contract owners’ equity	(1,486,875)	1,877,444	902,296	834,939	(39,146)	629,469	(524,423)	1,054,240
Contract owners’ equity beginning of period	9,384,597	7,507,153	3,833,765	2,998,826	2,535,819	1,906,350	3,086,672	2,032,432

Contract owners’ equity end of period	$7,897,722	9,384,597	4,736,061	3,833,765	2,496,673	2,535,819	2,562,249	3,086,672

CHANGES IN UNITS:
Beginning units	778,859	685,861	317,275	280,453	209,987	169,351	189,451	149,960

Units purchased	65,767	139,758	103,288	69,826	28,673	61,452	48,343	97,864
Units redeemed	(214,980)	(46,760)	(47,054)	(33,004)	(40,979)	(20,816)	(74,691)	(58,373)

Ending units	629,646	778,859	373,509	317,275	197,681	209,987	163,103	189,451

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWMdCpMkt		NWMyMktP		NWMyMktS		NWSP500Indx
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$25	962	367,474	319,225	251,615	180,551	6,697	4,455
Realized gain (loss) on investments	104,446	33,062	–	–	–	–	284,346	306,170
Change in unrealized gain (loss) on investments	(125,945)	(17,687)	–	–	–	–	(204,541)	223,812
Reinvested capital gains	129,419	85,226	–	–	–	–	57,863	17,303

Net increase (decrease) in contract owners’ equity resulting from operations	107,945	101,563	367,474	319,225	251,615	180,551	144,365	551,740

Equity transactions:
Purchase payments received from contract owners (note 3)	164,758	326,421	1,592,583	2,006,408	1,538,431	1,393,475	271,472	422,445
Transfers between funds	(129,862)	300,692	2,850,513	2,573,289	653,718	3,133,469	177,870	(392,026)
Redemptions (note 3)	(240,975)	(51,070)	(4,539,361)	(3,312,847)	(1,310,963)	(2,439,129)	(983,947)	(347,821)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(15,262)	(17,230)	–	–	(2,046)	(1,897)
Contingent deferred sales charges (note 2)	(968)	(1,461)	(8,493)	(7,557)	(4,812)	(20,940)	(3,967)	(1,681)
Adjustments to maintain reserves	31	(160)	178	9	59	(204)	(100)	(122)

Net equity transactions	(207,016)	574,422	(119,842)	1,242,072	876,433	2,066,671	(540,718)	(321,102)

Net change in contract owners’ equity	(99,071)	675,985	247,632	1,561,297	1,128,048	2,247,222	(396,353)	230,638
Contract owners’ equity beginning of period	1,653,775	977,790	10,726,969	9,165,672	6,997,751	4,750,529	4,275,167	4,044,529

Contract owners’ equity end of period	$1,554,704	1,653,775	10,974,601	10,726,969	8,125,799	6,997,751	3,878,814	4,275,167

CHANGES IN UNITS:
Beginning units	114,194	73,263	446,136	393,056	640,190	449,909	429,809	460,212

Units purchased	21,419	49,367	389,152	370,389	417,775	749,734	78,706	119,229
Units redeemed	(34,266)	(8,436)	(394,047)	(317,309)	(340,993)	(559,453)	(136,990)	(149,632)

Ending units	101,347	114,194	441,241	446,136	716,972	640,190	371,525	429,809

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NWSmCap		NWSmCapIx		NWValOpp		NVITIDAgg2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(37,620)	(55,736)	471	1,880	(3,083)	(4,618)	7,362	6,703
Realized gain (loss) on investments	522,485	476,913	85,807	23,719	(7,329)	(3,726)	33,293	10,019
Change in unrealized gain (loss) on investments	(1,574,727)	585,239	(160,068)	24,807	(49,786)	12,010	(37,346)	56,213
Reinvested capital gains	814,715	229,009	58,677	109,884	39,736	38,523	32,690	5,951

Net increase (decrease) in contract owners’ equity resulting from operations	(275,147)	1,235,425	(15,113)	160,290	(20,462)	42,189	35,999	78,886

Equity transactions:
Purchase payments received from contract owners (note 3)	277,483	387,548	207,568	319,151	6,588	66,813	275,197	130,431
Transfers between funds	(953,541)	87,247	(407,317)	249,881	(33,880)	(94,636)	135,481	547,786
Redemptions (note 3)	(896,990)	(694,146)	(229,962)	(55,818)	(24,526)	(42,054)	(148,912)	(57,163)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,854)	(3,906)	–	–	–	–	(2,363)	(1,044)
Contingent deferred sales charges (note 2)	(1,825)	(2,963)	(1,193)	(432)	(381)	–	(682)	(140)
Adjustments to maintain reserves	(155)	(66)	(69)	(82)	(73)	(26)	14	(14)

Net equity transactions	(1,578,882)	(226,286)	(430,973)	512,700	(52,272)	(69,903)	258,735	619,856

Net change in contract owners’ equity	(1,854,029)	1,009,139	(446,086)	672,990	(72,734)	(27,714)	294,734	698,742
Contract owners’ equity beginning of period	5,654,710	4,645,571	1,458,075	785,085	293,641	321,355	980,064	281,322

Contract owners’ equity end of period	$3,800,681	5,654,710	1,011,989	1,458,075	220,907	293,641	1,274,798	980,064

CHANGES IN UNITS:
Beginning units	216,630	229,634	97,827	61,125	17,052	21,774	71,501	23,675

Units purchased	41,579	99,454	22,747	51,660	1,347	14,725	34,384	56,000
Units redeemed	(100,039)	(112,458)	(50,063)	(14,958)	(4,357)	(19,447)	(16,949)	(8,174)

Ending units	158,170	216,630	70,511	97,827	14,042	17,052	88,936	71,501

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDCon2		NVITIDMod2		NVITIDModAg2		NVITIDModCon2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,032	747	19,744	11,808	19,799	18,504	3,593	1,819
Realized gain (loss) on investments	24	(35)	28,821	54,352	140,479	28,186	3,261	(245)
Change in unrealized gain (loss) on investments	(817)	826	(20,146)	34,326	(82,576)	135,545	(3,575)	2,851
Reinvested capital gains	1,695	353	21,504	10,021	35,843	19,437	4,775	1,516

Net increase (decrease) in contract owners’ equity resulting from operations	2,934	1,891	49,923	110,507	113,545	201,672	8,054	5,941

Equity transactions:
Purchase payments received from contract owners (note 3)	38,695	16,374	279,645	155,604	453,270	263,571	75,598	76,483
Transfers between funds	23,449	212	262,918	331,863	200,669	1,026,335	40,337	11,692
Redemptions (note 3)	(1,719)	(1,227)	(213,632)	(372,805)	(896,921)	(187,968)	(54,422)	(26,489)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(245)	(171)	(2,896)	(1,883)	(4,169)	(2,363)	(752)	(446)
Contingent deferred sales charges (note 2)	(2)	–	(155)	(3,282)	(10,156)	(87)	(60)	(82)
Adjustments to maintain reserves	(13)	11	(17)	4	(9)	(6)	(31)	9

Net equity transactions	60,165	15,199	325,863	109,501	(257,316)	1,099,482	60,670	61,167

Net change in contract owners’ equity	63,099	17,090	375,786	220,008	(143,771)	1,301,154	68,724	67,108
Contract owners’ equity beginning of period	48,698	31,608	1,126,874	906,866	2,270,454	969,300	153,505	86,397

Contract owners’ equity end of period	$111,797	48,698	1,502,660	1,126,874	2,126,683	2,270,454	222,229	153,505

CHANGES IN UNITS:
Beginning units	4,408	2,998	91,583	81,006	172,773	83,390	13,164	7,929

Units purchased	5,550	1,620	47,315	44,041	55,512	114,419	10,771	9,740
Units redeemed	(228)	(210)	(21,785)	(33,464)	(73,810)	(25,036)	(5,694)	(4,505)

Ending units	9,730	4,408	117,113	91,583	154,475	172,773	18,241	13,164

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITJPBal		NBGen		NBGuard		NBGuardT
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,818	2,615	(180,917)	(34,864)	(19,606)	(28,629)	(1,010)	(2,530)
Realized gain (loss) on investments	15,409	7,484	1,225,353	1,483,177	208,202	91,078	9,112	36,218
Change in unrealized gain (loss) on investments	(13,072)	14,876	(431,803)	(1,687,537)	(291,467)	70,884	(26,296)	(20,871)
Reinvested capital gains	5,105	–	2,394,812	1,196,371	273,304	185,657	31,828	14,137

Net increase (decrease) in contract owners’ equity resulting from operations	9,260	24,975	3,007,445	957,147	170,433	318,990	13,634	26,954

Equity transactions:
Purchase payments received from contract owners (note 3)	36,615	37,331	977,147	1,735,546	112,560	104,915	5,900	1,792
Transfers between funds	18,360	(19,030)	(1,031,752)	(1,721,061)	(14,244)	(167,191)	60,157	(77,973)
Redemptions (note 3)	(101,523)	(29,926)	(2,846,700)	(2,910,328)	(669,365)	(462,028)	(10,185)	(35,900)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(332)	(295)	(9,568)	(11,141)	(3,299)	(3,560)	–	–
Contingent deferred sales charges (note 2)	(471)	(237)	(14,366)	(10,635)	(464)	(528)	(121)	(21)
Adjustments to maintain reserves	24	(23)	26	(214)	(31)	(4)	(35)	(30)

Net equity transactions	(47,327)	(12,180)	(2,925,213)	(2,917,833)	(574,843)	(528,396)	55,716	(112,132)

Net change in contract owners’ equity	(38,067)	12,795	82,232	(1,960,686)	(404,410)	(209,406)	69,350	(85,178)
Contract owners’ equity beginning of period	243,931	231,136	16,358,793	18,319,479	2,861,814	3,071,220	218,524	303,702

Contract owners’ equity end of period	$205,864	243,931	16,441,025	16,358,793	2,457,404	2,861,814	287,874	218,524

CHANGES IN UNITS:
Beginning units	20,618	21,649	681,574	807,488	123,393	148,320	17,972	27,967

Units purchased	4,758	4,871	80,391	158,791	7,706	9,292	5,527	190
Units redeemed	(8,534)	(5,902)	(192,525)	(284,705)	(31,334)	(34,219)	(1,266)	(10,185)

Ending units	16,842	20,618	569,440	681,574	99,765	123,393	22,233	17,972

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBPart		NBPartT		NBSocRes		OppCapApA
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(62,157)	(50,446)	(5,000)	(4,950)	(10,771)	(12,407)	(25,187)	(25,913)
Realized gain (loss) on investments	640,546	409,687	56,972	54,318	72,090	27,281	81,384	170,103
Change in unrealized gain (loss) on investments	(238,764)	269,828	(11,700)	1,655	(16,349)	115,656	154,103	20,157
Reinvested capital gains	209,326	109,536	15,448	10,142	57,072	15,026	47,024	–

Net increase (decrease) in contract owners’ equity resulting from operations	548,951	738,605	55,720	61,165	102,042	145,556	257,324	164,347

Equity transactions:
Purchase payments received from contract owners (note 3)	381,404	492,281	5,264	7,536	179,015	267,588	205,531	367,619
Transfers between funds	(13,048)	(340,530)	(43,573)	7,967	182,783	793,543	(179,346)	(953,665)
Redemptions (note 3)	(1,638,870)	(1,369,788)	(200,475)	(30,926)	(235,333)	(95,409)	(150,758)	(248,993)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(7,531)	(8,445)	–	–	(251)	(184)	–	–
Contingent deferred sales charges (note 2)	(1,971)	(3,119)	(99)	(160)	(1,666)	(1,216)	(2,226)	(2,792)
Adjustments to maintain reserves	(65)	35	(21)	202	(21)	5	(57)	(65)

Net equity transactions	(1,280,081)	(1,229,566)	(238,904)	(15,381)	124,527	964,327	(126,856)	(837,896)

Net change in contract owners’ equity	(731,130)	(490,961)	(183,184)	45,784	226,569	1,109,883	130,468	(673,549)
Contract owners’ equity beginning of period	6,681,163	7,172,124	621,923	576,139	1,634,820	524,937	2,214,629	2,888,178

Contract owners’ equity end of period	$5,950,033	6,681,163	438,739	621,923	1,861,389	1,634,820	2,345,097	2,214,629

CHANGES IN UNITS:
Beginning units	174,025	208,718	42,201	43,693	120,462	43,761	260,714	360,986

Units purchased	17,595	33,596	1,740	16,345	42,358	101,129	38,568	97,939
Units redeemed	(48,987)	(68,289)	(16,769)	(17,837)	(33,684)	(24,428)	(53,582)	(198,211)

Ending units	142,633	174,025	27,172	42,201	129,136	120,462	245,700	260,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppChpIncA		OppGlobA		OppStrIncA		OppGlSec4
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$14,962	12,228	(33,514)	(81,560)	39,440	22,259	(9,325)	(29,828)
Realized gain (loss) on investments	(565)	(876)	1,250,743	1,278,404	2,438	1,369	502,043	273,987
Change in unrealized gain (loss) on investments	(17,475)	6,497	(1,244,434)	68,617	12,169	14,501	(508,626)	454,627
Reinvested capital gains	–	–	629,568	701,372	–	–	418,008	351,939

Net increase (decrease) in contract owners’ equity resulting from operations	(3,078)	17,849	602,363	1,966,833	54,047	38,129	402,100	1,050,725

Equity transactions:
Purchase payments received from contract owners (note 3)	31,349	76,351	(29)	382	138,996	123,186	1,065,285	1,631,019
Transfers between funds	31,281	(118,752)	(822,843)	(1,359,625)	136,485	(89,950)	344,150	988,017
Redemptions (note 3)	(48,786)	(20,736)	(2,297,138)	(2,394,796)	(94,307)	(92,916)	(1,714,333)	(1,064,874)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(10,344)	(11,883)	–	–	(5,232)	(4,478)
Contingent deferred sales charges (note 2)	(229)	(343)	(4,026)	(5,573)	(1,832)	(687)	(7,875)	(4,851)
Adjustments to maintain reserves	(27)	36	(75)	(183)	138	(19)	(22)	(139)

Net equity transactions	13,588	(63,444)	(3,134,455)	(3,771,678)	179,480	(60,386)	(318,027)	1,544,694

Net change in contract owners’ equity	10,510	(45,595)	(2,532,092)	(1,804,845)	233,527	(22,257)	84,073	2,595,419
Contract owners’ equity beginning of period	238,841	284,436	12,944,367	14,749,212	595,446	617,703	8,277,875	5,682,456

Contract owners’ equity end of period	$249,351	238,841	10,412,275	12,944,367	828,973	595,446	8,361,948	8,277,875

CHANGES IN UNITS:
Beginning units	17,997	23,082	393,370	526,968	39,653	43,760	548,551	436,757

Units purchased	5,005	7,292	–	126	20,402	11,842	131,594	246,257
Units redeemed	(3,947)	(12,377)	(89,202)	(133,724)	(8,867)	(15,949)	(151,336)	(134,463)

Ending units	19,055	17,997	304,168	393,370	51,188	39,653	528,809	548,551

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PhxBalFd		PimTotRetA		PutIntlEq		PutVoyager
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$9,185	9,369	125,464	119,097	72	45	(669)	(1,164)
Realized gain (loss) on investments	24,145	18,994	(38,225)	(38,377)	31	19	3,642	16,959
Change in unrealized gain (loss) on investments	(54,297)	(1,559)	131,321	(10,130)	(645)	826	(944)	(11,419)
Reinvested capital gains	59,797	82,287	23,374	13,814	912	235	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	38,830	109,091	241,934	84,404	370	1,125	2,029	4,376

Equity transactions:
Purchase payments received from contract owners (note 3)	61,911	71,445	308,600	287,823	–	–	16,329	13,012
Transfers between funds	(19,411)	(73,227)	225,500	(185,455)	–	–	11,673	(93,086)
Redemptions (note 3)	(109,384)	(295,755)	(813,278)	(659,407)	–	–	(22,295)	(25,544)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,271)	(1,520)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(48)	(1,431)	(6,247)	(3,752)	–	–	(448)	–
Adjustments to maintain reserves	12	(19)	148	77	(3)	(1)	(31)	(28)

Net equity transactions	(68,191)	(300,507)	(285,277)	(560,714)	(3)	(1)	5,228	(105,646)

Net change in contract owners’ equity	(29,361)	(191,416)	(43,343)	(476,310)	367	1,124	7,257	(101,270)
Contract owners’ equity beginning of period	937,643	1,129,059	3,710,444	4,186,754	5,382	4,258	62,246	163,516

Contract owners’ equity end of period	$908,282	937,643	3,667,101	3,710,444	5,749	5,382	69,503	62,246

CHANGES IN UNITS:
Beginning units	43,231	57,925	274,095	316,198	265	265	4,722	12,850

Units purchased	5,326	4,794	54,215	34,803	–	–	2,176	2,282
Units redeemed	(8,480)	(19,488)	(76,156)	(76,906)	–	–	(1,837)	(10,410)

Ending units	40,077	43,231	252,154	274,095	265	265	5,061	4,722

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TemForeign		Dry3dCen		VKGroInc		VKMidCapGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$14,218	43,518	(8,028)	(12,066)	23,922	13,724	(13,490)	(6,381)
Realized gain (loss) on investments	358,617	422,665	8,619	(47,433)	124,351	62,806	22,367	57,343
Change in unrealized gain (loss) on investments	(661,938)	8,670	53,815	125,307	(262,524)	144,504	22,190	(33,195)
Reinvested capital gains	988,182	423,162	–	–	154,336	183,952	162,249	37,710

Net increase (decrease) in contract owners’ equity resulting from operations	699,079	898,015	54,406	65,808	40,085	404,986	193,316	55,477

Equity transactions:
Purchase payments received from contract owners (note 3)	–	166	41,920	42,688	349,805	589,069	120,264	214,074
Transfers between funds	(456,425)	(422,824)	(648)	(118,238)	106,143	323,745	910,055	108,899
Redemptions (note 3)	(768,435)	(1,143,602)	(117,757)	(128,367)	(410,481)	(177,113)	(305,951)	(74,431)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,632)	(4,458)	(1,165)	(1,415)	–	–	–	–
Contingent deferred sales charges (note 2)	(1,783)	(2,897)	(117)	(267)	(1,136)	(2,143)	(2,300)	(516)
Adjustments to maintain reserves	(83)	35	(27)	(19)	(168)	(11)	36	(88)

Net equity transactions	(1,230,358)	(1,573,580)	(77,794)	(205,618)	44,163	733,547	722,104	247,938

Net change in contract owners’ equity	(531,279)	(675,565)	(23,388)	(139,810)	84,248	1,138,533	915,420	303,415
Contract owners’ equity beginning of period	4,999,740	5,675,305	906,072	1,045,882	3,348,357	2,209,824	767,703	464,288

Contract owners’ equity end of period	$4,468,461	4,999,740	882,684	906,072	3,432,605	3,348,357	1,683,123	767,703

CHANGES IN UNITS:
Beginning units	222,002	291,056	58,550	75,308	191,891	145,322	41,717	27,114

Units purchased	–	244	2,782	3,069	47,241	72,978	51,459	41,527
Units redeemed	(50,010)	(69,298)	(6,820)	(19,827)	(45,044)	(26,409)	(17,838)	(26,924)

Ending units	171,992	222,002	54,512	58,550	194,088	191,891	75,338	41,717

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKRealEstSec		WRAdSmCap		WFComStk		WFGrInc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$148	3,928	(3,556)	(3,170)	(29,273)	(56,088)	(1,345)	(1,574)
Realized gain (loss) on investments	331,014	167,338	8,979	8,952	249,109	187,359	14,861	45,519
Change in unrealized gain (loss) on investments	(1,165,651)	393,203	(21,762)	(33,746)	(530,091)	(441,643)	(8,381)	(17,540)
Reinvested capital gains	430,224	200,071	34,680	40,101	677,138	856,909	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(404,265)	764,540	18,341	12,137	366,883	546,537	5,135	26,405

Equity transactions:
Purchase payments received from contract owners (note 3)	184,826	583,023	43,665	60,908	207,292	230,342	1,395	2,376
Transfers between funds	(1,362,318)	698,561	91,435	(16,584)	(25,457)	(49,852)	38,337	(2,443)
Redemptions (note 3)	(222,909)	(184,564)	(153,348)	(11,226)	(741,134)	(700,353)	(51,019)	(105,553)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(3,022)	(3,056)	–	–
Contingent deferred sales charges (note 2)	(2,342)	(1,520)	(263)	(417)	(1,978)	(3,785)	(940)	(2,842)
Adjustments to maintain reserves	92	(120)	(21)	(50)	684	2,986	(3)	(32)

Net equity transactions	(1,402,651)	1,095,380	(18,532)	32,631	(563,615)	(523,718)	(12,230)	(108,494)

Net change in contract owners’ equity	(1,806,916)	1,859,920	(191)	44,768	(196,732)	22,819	(7,095)	(82,089)
Contract owners’ equity beginning of period	3,282,788	1,422,868	288,219	243,451	4,298,808	4,275,989	169,326	251,415

Contract owners’ equity end of period	$1,475,872	3,282,788	288,028	288,219	4,102,076	4,298,808	162,231	169,326

CHANGES IN UNITS:
Beginning units	121,543	71,646	18,050	16,011	246,991	279,865	21,787	36,681

Units purchased	22,854	82,937	11,591	5,270	40,715	31,460	9,949	44,505
Units redeemed	(77,579)	(33,040)	(12,645)	(3,231)	(72,207)	(64,334)	(11,090)	(59,399)

Ending units	66,818	121,543	16,996	18,050	215,499	246,991	20,646	21,787

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WFGrowth		WFLgCpGr		WFMidCpGr
Investment activity:	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(6,485)	(3,537)	(25,673)	(26,088)	(4,372)	(5,495)
Realized gain (loss) on investments	34,631	8,533	87,773	(143,905)	1,547	30,472
Change in unrealized gain (loss) on investments	79,411	3,861	235,259	201,292	(25,872)	(37,995)
Reinvested capital gains	–	–	–	–	75,341	37,411

Net increase (decrease) in contract owners’ equity resulting from operations	107,557	8,857	297,359	31,299	46,644	24,393

Equity transactions:
Purchase payments received from contract owners (note 3)	124,816	142,874	166,310	223,946	29,528	80,358
Transfers between funds	135,008	104,967	(48,094)	(52,710)	105,630	(154,403)
Redemptions (note 3)	(111,515)	(36,772)	(402,328)	(349,363)	(79,250)	(45,569)
Annuity benefits	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(2,806)	(3,282)	–	–
Contingent deferred sales charges (note 2)	(1,570)	(1,048)	(651)	(643)	(904)	(652)
Adjustments to maintain reserves	(24)	(15)	(37)	(21)	(10)	(92)

Net equity transactions	146,715	210,006	(287,606)	(182,073)	54,994	(120,358)

Net change in contract owners’ equity	254,272	218,863	9,753	(150,774)	101,638	(95,965)
Contract owners’ equity beginning of period	400,625	181,762	1,910,814	2,061,588	301,104	397,069

Contract owners’ equity end of period	$654,897	400,625	1,920,567	1,910,814	402,742	301,104

CHANGES IN UNITS:
Beginning units	31,689	15,301	78,113	86,404	24,109	35,742

Units purchased	27,476	29,679	7,400	14,204	14,135	34,463
Units redeemed	(17,999)	(13,291)	(18,168)	(22,495)	(10,752)	(46,096)

Ending units	41,166	31,689	67,345	78,113	27,492	24,109

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AIM Basic Balanced Fund – Investor Class (AIMBalance)

AIM Dynamics Fund – Investor Class (AIMDynam)

AIM Small Cap Growth Fund – Investor Class (AIMSCapGr)

AIM Small Company Growth Fund – Investor Class (AIMSmCoGr)*

AIM Total Return Fund – Investor Class (AIMTotReturn)*

American Century Growth Fund – Investor Class (ACGro)

American Century Income & Growth Fund – Class A (ACIncGroA)

American Century Income & Growth Fund – Investor Class (ACIncGro)

American Century International Growth Fund – Advisor Class (ACIntlGrA)

American Century International Growth Fund – Investor Class (ACIntlGr)

American Century Short-Term Government Fund – Investor Class (ACSTGvt)

American Century Ultra® Fund – Investor Class (ACUltra)

Portfolio of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – International Fund – Class IV (ACVPInt4)

Credit Suisse Global Fixed Income Fund – Common Shares (CSGIobFixInc)

Credit Suisse Mid-Cap Core Fund – Common Class

    (formerly Credit Suisse Mid Cap Growth Fund – Common Shares) (CSMidCpGr)

Delaware Delchester Fund – Institutional Class (DelDelchester)

Dreyfus A Bonds Plus, Inc. (DryABonds)

Dreyfus Appreciation Fund, Inc. (DryApp)

Dreyfus Balanced Fund, Inc. (DryBal)*

Dreyfus Emerging Leaders Fund (DryELead)

Dreyfus Premier Balanced Opportunity Fund – Class Z (DryBalOpp)

Dreyfus S&P 500 Index Fund (DrySP500Ix)

Evergreen Equity Income Fund – Class I (EvEqInc)

Federated Equity Income Fund, Inc. – Class F Shares (FedEqIncome)

Federated High Yield Trust (FedHiYld)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Federated Intermediate Corporate Bond Fund – Institutional Service Shares (FedIntCorpBd)

Federated Investment Series Funds, Inc. – Bond Fund – Class F Shares (FedBdFd)

Fidelity® Advisor Balanced Fund – Class A (FidABalA)

Fidelity® Advisor Balanced Fund – Class T (FidABalT)

Fidelity® Advisor Equity Growth Fund – Class A (FidAEGroA)

Fidelity® Advisor Equity Income Fund – Class A (FidAEqIncA)

Fidelity® Advisor Equity Income Fund – Class T (FidAEqIncT)

Fidelity® Advisor Growth Opportunities Fund – Class A (FidAGrOppA)

Fidelity® Advisor Growth Opportunities Fund – Class T (FidAGrOppT)

Fidelity® Advisor High Income Advantage Fund – Class T (FidAHiIncT)

Fidelity® Advisor Overseas Fund – Class A (FidAOvA)

Fidelity® Asset Manager™ (FidAsMgr)

Fidelity® Capital & Income Fund (FidCapInc)

Fidelity® Equity-Income Fund (FidEqInc)

Fidelity® Magellan® Fund (FidMgln)

Fidelity® Puritan® Fund (FidPurtn)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

    Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

    Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A (FranMutSer)

Franklin Small Mid Cap Growth Fund I – Class A (FranSmMCpGr)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

    Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

    Franklin Value Investors Trust – Balance Sheet Investment Fund – Class A (FranBSInv)

Portfolios of the Janus Adviser Series;

    Janus Adviser Series – Balanced Fund – Class S (JAdvBal)

    Janus Adviser Series – International Growth Fund – Class S (JAdvIntlGr)

    Janus Adviser Series – Worldwide Fund – Class S (JAdWrld)

Portfolios of the Janus Equity Funds;

    Janus Equity Funds – Janus Fund (JanFund)

    Janus Equity Funds – Janus Twenty Fund (Jan20Fd)

    Janus Equity Funds – Janus Worldwide Fund (JanWrldwde)

Lazard Small Cap Portfolio – Open Shares (LazSmCap)

Lehman Brothers Short Duration Bond Fund – Investor Class

    (formerly Neuberger Berman Limited Maturity Bond Fund – Investor Class) (LBShrtDBd)

MFS® Strategic Income Fund – Class A (MFSStratInc)

Nationwide Bond Fund – Class D (formerly Gartmore Bond Fund – Class D) (NWBondD)

Nationwide Bond Index Fund – Class A

    (formerly Gartmore Bond Index Fund – Class A) (NWBondInx)

Nationwide Fund – Class D (formerly Gartmore Nationwide Fund – Class D) (NWFund)

Nationwide Government Bond Fund – Class D

    (formerly Gartmore Government Bond Fund – Class D) (NWGovBd)

Nationwide Growth Fund – Class A (formerly Gartmore Growth Fund – Class A) (NWGrowthA)

Nationwide Growth Fund – Class D (formerly Gartmore Growth Fund – Class D) (NWGrowthD)

Nationwide International Index Fund – Class A

    (formerly Gartmore International Index Fund – Class A) (NWIntIndx)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Investor Destinations Aggressive Fund – Service Class

    (formerly Gartmore Investor Destinations Aggressive Fund – Service Class) (NWIDAggr)

Nationwide Investor Destinations Conservative Fund – Service Class

    (formerly Gartmore Investor Destinations Conservative Fund – Service Class) (NWIDCon)

Nationwide Investor Destinations Moderate Fund – Service Class

    (formerly Gartmore Investor Destinations Moderate Fund – Service Class) (NWIDMod)

Nationwide Investor Destinations Moderately Aggressive Fund – Service Class

    (formerly Gartmore Investor Destinations Moderately Aggressive Fund – Service Class)     (NWIDModAgg)

Nationwide Investor Destinations Moderately Conservative Fund – Service Class

    (formerly Gartmore Investor Destinations Moderately Conservative Fund – Service Class)

    (NWIDModCon)

Nationwide Large Cap Value Fund – Class A

    (formerly Gartmore Large Cap Value Fund – Class A) (NWLgCpVal)

Nationwide Mid Cap Market Index Fund – Class A

    (formerly Gartmore Mid Cap Market Index Fund – Class A) (NWMdCpMkt)

Nationwide Money Market Fund – Prime Shares

    (formerly Gartmore Money Market Fund – Prime Shares) (NWMyMktP)

Nationwide Money Market Fund – Service Class

    (formerly Gartmore Money Market Fund – Service Class) (NWMyMktS)

Nationwide S&P 500 Index Fund – Service Class

    (formerly Gartmore S&P 500 Index Fund – Service Class) (NWSP500Indx)

Nationwide Small Cap Fund – Class A

    (formerly Gartmore Small Cap Fund – Class A) (NWSmCap)

Nationwide Small Cap Index Fund – Class A

    (formerly Gartmore Small Cap Index Fund – Class A) (NWSmCapIx)

Nationwide Value Opportunities Fund – Class A

    (formerly Gartmore Value Opportunities Fund – Class A) (NWValOpp)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

    Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

    Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

    Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

    Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

    Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

    Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Neuberger Berman Genesis Fund – Trust Class (NBGen)

Neuberger Berman Guardian Fund – Investor Class (NBGuard)

Neuberger Berman Guardian Fund – Trust Class (NBGuardT)

Neuberger Berman Partners Fund – Investor Class (NBPart)

Neuberger Berman Partners Fund – Trust Class (NBPartT)

Neuberger Berman Socially Responsive Fund – Trust Class (NBSocRes)

Oppenheimer Capital Appreciation Fund A (OppCapApA)

Oppenheimer Champion Income Fund A (OppChpIncA)

Oppenheimer Global Fund A (OppGlobA)

Oppenheimer Strategic Income Fund A (OppStrIncA)

Oppenheimer VAF – Global Securities Fund – Class 4 (OppGlSec4)

Phoenix Balanced Fund – Class A (PhxBalFd)

PIMCO Total Return Fund – Class A (PimTotRetA)

Putnam International Equity Fund – Class A (PutIntlEq)

Putnam Voyager Fund – Class A (PutVoyager)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Strong Advisor Mid Cap Growth Fund – Class Z (StrMidCapGr)*

Templeton Foreign Fund – Class A (TemForeign)

The Dreyfus Premier Third Century Fund, Inc. – Class Z (Dry3dCen)

Van Kampen Growth and Income Fund – Class A (VKGroInc)

Van Kampen Mid Cap Growth Fund – Class A (VKMidCapGro)

Van Kampen Real Estate Securities Fund – Class A (VKRealEstSec)

Waddell & Reed Advisors Small Cap Fund – Class A (WRAdSmCap)

Wells Fargo Advantage FundsSM – Common Stock Fund – Class Z (WFComStk)

Wells Fargo Advantage FundsSM – Growth and Income Fund – Investor Class (WFGrInc)

Wells Fargo Advantage FundsSM – Growth Fund – Investor Class (WFGrowth)

Wells Fargo Advantage FundsSM – Large Cap Growth Fund – Investor Class (WFLgCpGr)

Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z (WFMidCpGr)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con- sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of invest- ments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distribu- tions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement
In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments surrendered from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments surrendered. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges – Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC	–	(0.25%)
Five Year CDSC	–	(0.10%)
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon	–	0.25%
In Oregon only	–	0.30%
Death Benefit Options:
Five-Year Reset	–	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issued on or after 1-2-01)	–	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contracts issued on or after 1-2-01)	–	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,

(iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.

One-Year Step Up (for contracts issued prior to 1-2-01)	–	0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	–	0.45%
Option 2	–	0.30%
Beneficiary Protector Option	–	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges (1) :	1.30%	2.55%

(1)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007.

	Total	AIMBalance	AIMDynam	AIMSCapGr	ACGro	ACIncGroA	ACIncGro	ACIntlGrA
0.95%	$429,125	599	6,002	1,907	1,194	8,315	–	1,545
1.00%	20,621	–	137	24	–	202	–	–
1.05%	7,801	–	431	109	366	794	–	–
1.10%	134,393	91	5,896	200	274	2,437	–	116
1.15%	47,803	40	447	180	499	786	–	280
1.20%	335,944	484	5,419	1,974	4,189	8,279	–	1,130
1.25%	61,692	105	1,591	568	355	2,666	–	127
1.30%	3,098,490	–	61,773	18	92,742	317	83,549	–
1.35%	58,642	30	1,161	104	959	857	–	58
1.40%	58,212	815	889	80	357	3,681	–	80
1.45%	142,953	346	2,253	349	2,756	2,580	–	191
1.50%	24,242	62	310	330	198	421	–	114
1.55%	7,250	32	124	41	–	208	–	–
1.60%	4,353	–	9	15	–	7	–	–
1.65%	8,519	–	17	1	–	887	–	–
1.70%	3,637	–	–	–	–	–	–	–
1.75%	458	–	–	–	–	19	–	–
1.80%	356	–	–	–	–	–	–	–
1.85%	246	–	–	–	–	–	–	–
1.90%	1,229	–	–	–	–	92	–	–
2.05%	19	2	–	–	–	–	–	–
2.10%	16	–	–	–	–	–	–	–
2.25%	18	–	–	–	–	–	–	–

Totals	$4,446,019	2,606	86,459	5,900	103,889	32,548	83,549	3,641

	ACIntlGr	ACSTGvt	ACUltra	ACVPInt4	CSGIobFixInc	CSMidCpGr	DelDelchester	DryABonds
0.95%	$–	5,721	5,644	1,508	–	–	–	–
1.00%	–	1,967	49	66	–	–	–	–
1.05%	–	–	151	43	–	–	–	–
1.10%	–	229	2,423	3,326	–	–	–	–
1.15%	–	–	229	421	–	–	–	–
1.20%	–	2,296	8,684	3,545	–	–	–	–
1.25%	–	143	445	1,547	–	–	–	–
1.30%	20,851	19,800	122,982	26,431	8,614	38,659	5,941	29,079
1.35%	–	171	1,313	599	–	–	–	–
1.40%	–	473	798	1,435	–	–	–	–
1.45%	–	2,076	2,068	626	–	–	–	–
1.50%	–	76	304	133	–	–	–	–
1.55%	–	–	30	–	–	–	–	–
1.60%	–	–	8	152	–	–	–	–
1.65%	–	121	53	1	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	15	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	24	–	–	–	–	–
1.90%	–	15	–	49	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	1	–	–	–	–	–

Totals	$20,851	33,103	145,206	39,882	8,614	38,659	5,941	29,079

	DryApp	DryELead	DryBalOpp	DrySP500Ix	EvEqInc	FedEqIncome	FedHiYld	FedIntCorpBd
0.95%	$6,171	72	1,425	–	–	583	1,903	2,495
1.00%	151	–	1,390	–	–	–	77	–
1.05%	–	–	386	–	–	–	8	–
1.10%	1,504	–	368	–	–	101	1,052	1,693
1.15%	314	–	21	–	–	–	464	171
1.20%	9,676	97	2,400	–	–	946	2,596	2,726
1.25%	1,316	59	327	–	–	104	422	190
1.30%	32,661	–	14,845	231,706	13,081	–	18,985	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	DryApp	DryELead	DryBalOpp	DrySP500Ix	EvEqInc	FedEqIncome	FedHiYld	FedIntCorpBd
1.35%	2,246	–	240	–	–	8	407	790
1.40%	524	–	175	–	–	–	1,340	–
1.45%	1,490	–	2,064	–	–	92	1,278	600
1.50%	1,120	–	77	–	–	1	158	38
1.55%	–	–	–	–	–	–	–	–
1.60%	97	–	3	–	–	–	74	–
1.65%	106	–	–	–	–	–	11	359
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	3	15
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	17	–	–	–	–	–	41	1
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$57,393	228	23,721	231,706	13,081	1,835	28,819	9,078

	FedBdFd	FidABalA	FidABalT	FidAEGroA	FidAEqIncA	FidAEqIncT	FidAGrOppA	FidAGrOppT
0.95%	$2,334	1,599	–	5,127	15,781	–	295	–
1.00%	–	–	–	108	120	–	–	–
1.05%	188	93	–	–	440	–	–	–
1.10%	425	1,665	–	456	3,968	–	679	–
1.15%	–	–	–	335	2,074	–	343	–
1.20%	1,432	368	–	3,398	10,702	–	3,478	–
1.25%	448	1,214	–	242	2,024	–	320	–
1.30%	22,345	–	17,555	28	353	57,219	75	48,340
1.35%	44	557	–	257	4,131	–	207	–
1.40%	201	49	–	960	3,515	–	550	–
1.45%	718	547	–	1,626	6,088	–	1,054	–
1.50%	–	231	–	406	1,240	–	244	–
1.55%	–	–	–	12	276	–	–	–
1.60%	–	–	–	14	178	–	–	–
1.65%	–	–	–	272	894	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	45	–	–	–
1.80%	–	–	–	–	31	–	–	–
1.85%	–	–	–	–	50	–	–	–
1.90%	11	–	–	–	93	–	32	–
2.05%	13	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$28,159	6,323	17,555	13,241	52,003	57,219	7,277	48,340

	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln	FidPurtn	FidVIPHI
0.95%	$4,530	36	–	–	–	–	–	–
1.00%	183	–	–	–	–	–	–	–
1.05%	30	–	–	–	–	–	–	–
1.10%	47	–	–	–	–	–	–	–
1.15%	208	–	–	–	–	–	–	–
1.20%	961	88	–	–	–	–	–	–
1.25%	211	–	–	–	–	–	–	–
1.30%	16,146	–	32,440	5,382	140,888	198,551	120,415	304
1.35%	49	22	–	–	–	–	–	–
1.40%	199	–	–	–	–	–	–	–
1.45%	341	62	–	–	–	–	–	–
1.50%	103	–	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	–	–	–	–	–	–	–	–
1.65%	–	–	–	–	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln	FidPurtn	FidVIPHI
1.85%	–	–	–	–	–	–	–	–
1.90%	9	32	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$23,017	240	32,440	5,382	140,888	198,551	120,415	304

	FidVIPOvS2R	FranMutSer	FranSmMCpGr	FrVIPForSec3	FranBSInv	JAdvBal	JAdvIntlGr	JAdWrld
0.95%	$3,959	19,556	11,270	3,714	15,153	4,769	–	1,062
1.00%	33	835	342	489	883	52	–	49
1.05%	–	112	641	67	57	–	–	–
1.10%	4,218	3,434	870	1,181	5,497	490	–	375
1.15%	494	2,837	564	1,162	1,764	180	–	–
1.20%	3,654	11,187	5,867	4,893	15,176	3,900	528	2,608
1.25%	1,604	3,850	1,258	853	3,110	951	183	489
1.30%	24,271	71,215	173	39,959	606	101	106	–
1.35%	299	3,104	714	840	3,373	849	6	323
1.40%	40	4,940	699	3,596	4,588	513	1	91
1.45%	1,230	4,969	3,048	2,047	8,039	1,304	83	1,230
1.50%	74	1,121	654	592	499	433	1	12
1.55%	–	117	39	–	178	–	–	4
1.60%	119	261	46	47	4	–	–	–
1.65%	1	935	263	82	739	243	–	69
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	32	32	–	–	–	–	–
1.85%	–	–	–	–	24	–	–	–
1.90%	–	98	2	–	–	–	14	8
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$39,996	128,603	26,482	59,522	59,690	13,785	922	6,320

	JanFund	Jan20Fd	JanWrldwde	LazSmCap	LBShrtDBd	MFSStratInc	NWBondD	NWBondInx
0.95%	$4,167	4,847	22	975	–	–	1,265	388
1.00%	47	31	61	–	–	–	71	–
1.05%	395	359	–	–	–	–	167	–
1.10%	1,267	1,684	46	25	–	–	–	197
1.15%	198	1,053	–	–	–	–	–	23
1.20%	2,565	5,839	166	535	–	–	325	1,468
1.25%	1,610	1,955	1,070	91	–	–	165	125
1.30%	86,076	287,354	73,083	31,896	14,375	11,709	17,039	54
1.35%	569	408	–	55	–	–	6	228
1.40%	110	859	–	8	–	–	–	13
1.45%	1,322	1,172	68	201	–	–	959	1,205
1.50%	418	173	2	59	–	–	–	37
1.55%	37	49	–	–	–	–	–	–
1.60%	–	38	–	269	–	–	–	85
1.65%	32	59	–	–	–	–	–	42
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	17	117	–	98	–	–	18	–
2.05%	–	–	–	–	–	–	3	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$98,830	305,997	74,518	34,212	14,375	11,709	20,018	3,865

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	NWFund	NWGovBd	NWGrowthA	NWGrowthD	NWIntIndx	NWIDAggr	NWIDCon	NWIDMod
0.95%	$531	10,374	557	415	–	3,314	13,989	37,875
1.00%	39	182	–	–	–	1,824	652	1,089
1.05%	–	45	–	–	–	–	–	–
1.10%	905	1,563	131	–	33	3,209	430	8,595
1.15%	93	189	–	–	–	1,076	291	9,692
1.20%	1,106	3,152	868	269	192	7,771	3,093	18,851
1.25%	235	54	93	–	1	218	223	3,004
1.30%	58,803	24,231	3,760	9,180	–	36	139	228
1.35%	92	856	328	4	1	1,433	1,330	1,995
1.40%	129	2,629	10	–	–	618	–	3,343
1.45%	810	1,524	280	72	66	3,053	3,109	12,097
1.50%	9	39	–	–	–	308	39	2,752
1.55%	–	–	–	–	–	–	228	1,731
1.60%	–	13	–	–	–	204	–	86
1.65%	17	–	–	–	1	68	–	712
1.70%	–	–	–	–	–	–	–	3,637
1.75%	–	–	–	–	–	–	–	202
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	49	–	–	1	–	–	25
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$62,769	44,900	6,027	9,940	295	23,132	23,523	105,914

	NWIDModAgg	NWIDModCon	NWLgCpVal	NWMdCpMkt	NWMyMktP	NWMyMktS	NWSP500Indx	NWSmCap
0.95%	$8,062	10,275	4,310	6,943	–	28,762	5,327	3,265
1.00%	514	300	312	240	–	985	548	275
1.05%	–	–	44	–	–	216	172	57
1.10%	7,178	4,885	1,994	2,060	–	16,522	4,638	1,313
1.15%	3,647	740	272	730	–	3,485	140	913
1.20%	15,184	3,810	3,205	4,229	–	15,279	11,431	3,380
1.25%	864	1,890	975	562	–	1,842	2,388	647
1.30%	331	140	24,384	72	141,376	309	17,313	54,913
1.35%	3,767	1,449	785	1,157	–	2,392	1,266	202
1.40%	1,639	2,079	22	262	–	807	79	469
1.45%	7,812	2,881	1,406	1,967	–	7,285	5,099	1,594
1.50%	2,728	300	133	529	–	1,233	2,078	16
1.55%	262	–	–	–	–	–	65	–
1.60%	486	11	12	418	–	88	108	–
1.65%	147	19	140	124	–	52	32	78
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	26	–	61	22	–
1.80%	–	–	–	–	–	–	126	–
1.85%	–	–	–	–	–	–	75	–
1.90%	28	–	–	4	–	106	–	–
2.05%	–	–	–	–	–	–	1	–
2.10%	–	–	–	16	–	–	–	–
2.25%	–	–	–	–	–	–	7	–

Totals	$52,649	28,779	37,994	19,339	141,376	79,424	50,915	67,122

	NWSmCapIx	NWValOpp	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal
0.95%	$5,047	1,393	–	–	–	–	–	411
1.00%	115	105	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	745	191	–	–	–	–	–	–
1.15%	500	–	–	–	–	–	–	21
1.20%	4,155	475	–	–	–	–	–	862
1.25%	1,086	146	–	–	–	–	–	28
1.30%	74	–	14,319	1,026	17,923	27,661	2,541	958
1.35%	1,221	147	–	–	–	–	–	24
1.40%	237	1	–	–	–	–	–	–
1.45%	1,215	253	–	–	–	–	–	333
1.50%	380	51	–	–	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NWSmCapIx	NWValOpp	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal
1.55%	–	–	–	–	–	–	–	–
1.60%	110	321	–	–	–	–	–	–
1.65%	55	–	–	–	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$14,940	3,083	14,319	1,026	17,923	27,661	2,541	2,637

	NBGen	NBGuard	NBGuardT	NBPart	NBPartT	NBSocRes	OppCapApA	OppChpIncA
0.95%	$22,144	–	443	–	1,677	10,702	9,550	686
1.00%	1,053	–	59	–	394	308	202	–
1.05%	168	–	–	–	336	–	73	–
1.10%	9,507	–	252	–	115	467	1,287	–
1.15%	2,333	–	–	–	386	180	292	–
1.20%	20,845	–	1,172	–	1,399	2,553	7,340	1,319
1.25%	2,096	–	102	–	239	62	603	179
1.30%	132,389	35,784	–	82,524	–	3,411	70	163
1.35%	3,961	–	180	–	91	402	964	349
1.40%	2,942	–	8	–	–	1,143	855	10
1.45%	4,968	–	610	–	177	949	2,712	460
1.50%	570	–	1	–	28	2	722	–
1.55%	538	–	–	–	1,451	–	–	–
1.60%	156	–	–	–	–	–	121	–
1.65%	–	–	–	–	–	–	367	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	29	–
1.85%	–	–	–	–	–	–	–	–
1.90%	8	–	–	–	11	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$203,678	35,784	2,827	82,524	6,304	20,179	25,187	3,166

	OppGlobA	OppStrIncA	OppGlSec4	PhxBalFd	PimTotRetA	PutIntlEq	PutVoyager	TemForeign
0.95%	$10,357	2,211	15,510	–	13,339	–	16	10,254
1.00%	520	–	903	–	250	–	–	48
1.05%	592	86	749	–	–	–	–	63
1.10%	3,031	714	5,803	–	3,610	–	21	1,405
1.15%	1,357	482	1,690	–	1,470	–	156	–
1.20%	8,115	2,294	14,012	–	10,644	–	383	1,917
1.25%	1,798	231	4,010	–	846	–	–	129
1.30%	121,615	–	54,745	12,168	521	–	–	42,203
1.35%	837	226	1,477	–	1,433	–	23	425
1.40%	1,508	583	928	–	2,206	–	–	1,138
1.45%	1,440	1,629	4,900	–	4,140	81	57	1,058
1.50%	619	–	445	–	579	1	13	66
1.55%	108	–	–	–	1,706	–	–	–
1.60%	12	20	48	–	188	–	–	–
1.65%	26	–	136	–	966	–	–	102
1.70%	–	–	–	–	–	–	–	–
1.75%	30	–	–	–	–	–	–	–
1.80%	–	–	–	–	106	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	66	–	56	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	2	–	8	–	–	–

Totals	$152,031	8,476	105,414	12,168	42,012	82	669	58,808

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Dry3dCen	VKGroInc	VKMidCapGro	VKRealEstSec	WRAdSmCap	WFComStk	WFGrInc	WFGrowth
0.95%	$230	18,265	5,316	10,627	935	7,839	378	445
1.00%	–	543	223	1,012	–	559	–	–
1.05%	–	93	46	55	–	169	–	–
1.10%	5	3,033	640	2,660	442	709	–	26
1.15%	172	1,010	210	780	–	–	–	313
1.20%	928	7,262	4,285	8,291	1,353	4,782	1,493	3,640
1.25%	252	619	946	1,380	146	737	43	918
1.30%	9,910	347	77	103	–	36,978	–	–
1.35%	15	2,654	265	1,102	46	470	25	38
1.40%	–	1,947	112	690	13	119	10	13
1.45%	295	3,096	1,210	2,968	522	2,472	144	1,092
1.50%	13	209	146	156	27	320	4	–
1.55%	–	–	14	–	–	–	–	–
1.60%	–	120	–	174	72	4	155	–
1.65%	–	164	–	126	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	20	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	24	–	–	–	–	–	49	–
1.90%	–	13	–	42	–	56	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$11,844	39,395	13,490	30,166	3,556	55,214	2,301	6,485

	WFLgCpGr	WFMidCpGr
0.95%	$–	1,418
1.00%	–	–
1.05%	–	–
1.10%	–	40
1.15%	–	96
1.20%	–	1,026
1.25%	–	362
1.30%	25,673	–
1.35%	–	226
1.40%	–	84
1.45%	–	1,035
1.50%	–	85
1.55%	–	–
1.60%	–	–
1.65%	–	–
1.70%	–	–
1.75%	–	–
1.80%	–	–
1.85%	–	–
1.90%	–	–
2.05%	–	–
2.10%	–	–
2.25%	–	–

Totals	$25,673	4,372

(Continued)

  NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $918,080 and $1,793,231, respectively, and total transfers from the Account to the fixed account were $1,018,823 and $1,623,070, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $74,878 and $100,013 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Basic Balanced Fund – Investor Class
2007	0.95% to 2.05%	14,079	$11.44 to 11.13	$159,689	2.45%	1.48% to 0.34%
2006	0.95% to 2.05%	20,074	11.27 to 11.09	225,370	2.21%	9.62% to 8.40%
2005	0.95% to 2.05%	29,943	10.28 to 10.23	307,515	1.83%	2.82% to 2.30%	(a) (b)
AIM Dynamics Fund – Investor Class
2007	0.95% to 1.65%	581,092	8.10 to 7.67	6,784,597	0.00%	11.27% to 10.48%
2006	0.95% to 1.65%	618,013	7.28 to 6.94	6,513,896	0.00%	15.43% to 14.61%
2005	0.95% to 1.70%	672,720	6.30 to 6.04	6,094,108	0.00%	9.32% to 8.49%
2004	0.95% to 1.70%	721,091	5.77 to 5.57	6,175,372	0.00%	10.88% to 10.04%
2003	0.95% to 1.70%	833,176	5.20 to 5.06	6,557,162	0.00%	36.96% to 35.93%
AIM Small Cap Growth Fund – Investor Class
2007	0.95% to 1.65%	44,612	11.28 to 11.14	501,565	0.00%	10.32% to 9.54%
2006	0.95% to 1.60%	46,426	10.22 to 10.18	474,066	0.00%	2.24% to 1.75%	(a) (b)
AIM Small Company Growth Fund – Investor Class
2005	0.95% to 1.60%	116,299	7.28 to 7.01	836,317	0.00%	4.49% to 3.81%
2004	0.95% to 1.60%	76,283	6.96 to 6.75	526,465	0.00%	11.97% to 11.23%
2003	0.95% to 1.65%	92,094	6.22 to 6.06	569,039	0.00%	32.23% to 31.29%
AIM Total Return Fund – Investor Class
2004	0.95% to 2.05%	34,578	9.92 to 9.42	338,932	1.28%	2.76% to 1.62%
2003	0.95% to 2.05%	43,049	9.66 to 9.27	411,647	1.49%	15.31% to 14.03%
American Century Growth Fund – Investor Class
2007	0.95% to 1.50%	179,759	8.28 to 7.94	7,896,699	0.13%	17.85% to 17.19%
2006	0.95% to 1.50%	221,404	7.03 to 6.77	8,016,547	0.07%	6.92% to 6.33%
2005	0.95% to 1.50%	218,579	6.57 to 6.37	8,245,172	0.40%	3.85% to 3.27%
2004	0.95% to 1.70%	216,274	6.33 to 6.11	8,691,140	0.04%	8.86% to 8.04%
2003	0.95% to 1.70%	199,202	5.82 to 5.66	8,425,454	0.00%	23.23% to 22.30%
American Century Income & Growth Fund – Class A
2007	0.95% to 1.90%	236,674	10.88 to 10.10	2,530,492	1.28%	-1.49% to -2.44%
2006	0.95% to 1.90%	246,562	11.04 to 10.36	2,684,228	1.54%	15.76% to 14.65%
2005	0.95% to 1.90%	283,932	9.54 to 9.03	2,679,433	1.70%	3.54% to 2.55%
2004	0.95% to 1.90%	261,253	9.21 to 8.81	2,385,190	1.77%	11.64% to 10.57%
2003	0.95% to 1.90%	254,671	8.25 to 7.97	2,086,730	2.02%	28.10% to 26.88%
American Century Income & Growth Fund – Investor Class
2007	1.30%	253,051	21.92	5,546,451	1.47%	-1.60%
2006	1.30%	302,858	22.27	6,745,819	1.80%	15.66%
2005	1.30%	357,908	19.26	6,892,875	1.88%	3.43%
2004	1.30%	404,012	18.62	7,522,589	1.95%	11.51%
2003	1.30%	431,936	16.70	7,212,151	1.70%	27.94%
American Century International Growth Fund – Advisor Class
2007	0.95% to 1.50%	28,857	11.35 to 10.88	323,828	0.33%	15.78% to 15.14%
2006	0.95% to 1.50%	34,049	9.81 to 9.45	330,497	0.48%	23.53% to 22.85%
2005	0.95% to 1.50%	42,287	7.94 to 7.69	332,738	1.49%	11.99% to 11.37%
2004	0.95% to 1.50%	46,456	7.09 to 6.91	326,791	0.37%	13.95% to 13.31%
2003	0.95% to 1.90%	172,001	6.22 to 6.00	1,061,173	0.73%	23.92% to 22.74%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century International Growth Fund – Investor Class
2007	1.30%	47,089	$32.49	$1,529,948	0.55%	15.73%
2006	1.30%	58,486	28.07	1,641,978	0.72%	23.38%
2005	1.30%	73,235	22.75	1,666,429	1.64%	11.87%
2004	1.30%	91,337	20.34	1,857,828	0.96%	13.81%
2003	1.30%	115,663	17.87	2,067,110	0.81%	23.75%

American Century Short-Term Government Fund – Investor Class
2007	0.95% to 1.90%	140,799	12.77 to 11.86	2,560,887	4.57%	5.35% to 4.34%
2006	0.95% to 1.90%	158,143	12.12 to 11.36	2,733,820	4.22%	3.02% to 2.03%
2005	0.95% to 1.90%	169,897	11.76 to 11.14	2,899,210	3.08%	0.70% to -0.26%
2004	0.95% to 1.90%	173,163	11.68 to 11.17	3,079,892	1.87%	-0.30% to -1.25%
2003	0.95% to 1.90%	194,103	11.71 to 11.31	3,453,840	2.08%	0.15% to -0.81%

American Century Ultra® Fund – Investor Class
2007	0.95% to 1.85%	630,015	8.24 to 7.68	11,452,579	0.00%	20.66% to 19.56%
2006	0.95% to 2.25%	791,122	6.83 to 8.66	12,041,818	0.00%	-4.20% to -5.45%
2005	0.95% to 2.25%	1,011,426	7.13 to 9.16	16,072,947	0.12%	1.15% to -0.17%
2004	0.95% to 2.25%	1,146,821	7.05 to 9.17	18,177,859	0.00%	9.64% to 8.20%
2003	0.95% to 2.25%	1,249,922	6.43 to 8.48	18,519,651	0.00%	24.63% to 23.00%

American Century VP – International Fund – Class IV
2007	0.95% to 1.90%	211,966	18.24 to 17.61	3,823,715	0.50%	16.77% to 15.65%
2006	0.95% to 1.90%	142,961	15.62 to 15.23	2,215,512	1.04%	23.68% to 22.50%
2005	0.95% to 1.90%	50,510	12.63 to 12.43	634,500	0.68%	11.90% to 10.83%
2004	1.05% to 1.90%	55,739	11.28 to 11.22	627,944	0.00%	12.81% to 12.17%	(a) (b)

Credit Suisse Global Fixed Income Fund – Common Shares
2007	1.30%	46,017	15.66	720,482	5.46%	6.65%
2006	1.30%	49,753	14.68	730,372	2.47%	4.24%
2005	1.30%	71,866	14.08	1,012,033	2.19%	-6.96%
2004	1.30%	65,791	15.14	995,819	7.01%	8.25%
2003	1.30%	72,744	13.98	1,017,116	13.00%	12.98%

Credit Suisse Mid-Cap Core Fund – Common Class
2007	1.30%	158,338	17.23	2,727,762	0.00%	10.13%
2006	1.30%	200,167	15.64	3,131,298	0.00%	0.39%
2005	1.30%	243,568	15.58	3,795,283	0.00%	5.52%
2004	1.30%	268,276	14.77	3,961,483	0.00%	12.10%
2003	1.30%	282,864	13.17	3,726,032	0.00%	43.47%

Delaware Delchester Fund – Institutional Class
2007	1.30%	23,032	17.14	394,832	8.86%	0.68%
2006	1.30%	26,667	17.03	454,075	7.35%	12.64%
2005	1.30%	27,252	15.12	411,980	7.90%	2.39%
2004	1.30%	40,881	14.76	603,572	6.40%	13.75%
2003	1.30%	43,328	12.98	562,391	9.96%	29.05%

Dreyfus A Bonds Plus, Inc.
2007	1.30%	124,170	16.05	1,993,145	4.86%	2.09%
2006	1.30%	145,007	15.72	2,279,940	4.52%	2.68%
2005	1.30%	178,348	15.31	2,731,017	4.56%	0.98%
2004	1.30%	213,109	15.16	3,231,535	4.18%	1.76%
2003	1.30%	231,833	14.90	3,454,549	4.07%	3.29%

Dreyfus Appreciation Fund, Inc.
2007	0.95% to 1.90%	338,727	11.33 to 10.52	4,412,754	1.28%	5.53% to 4.51%
2006	0.95% to 1.90%	405,513	10.74 to 10.07	5,045,604	1.32%	15.16% to 14.06%
2005	0.95% to 1.90%	501,974	9.32 to 8.83	5,380,498	1.37%	3.15% to 2.17%
2004	0.95% to 1.90%	499,347	9.04 to 8.64	5,249,026	1.37%	4.57% to 3.56%
2003	0.95% to 1.90%	482,126	8.64 to 8.34	4,861,163	1.33%	19.24% to 18.10%

Dreyfus Balanced Fund, Inc.
2003	0.95% to 1.70%	197,843	9.04 to 8.79	1,978,349	1.29%	16.91% to 16.03%

Dreyfus Emerging Leaders Fund
2007	1.20% to 1.25%	1,006	11.27 to 11.23	11,325	0.00%	-12.01% to -12.05%
2006	0.95% to 1.25%	1,754	13.03 to 12.77	22,618	0.00%	6.05% to 5.73%
2005	0.95% to 1.25%	7,031	12.29 to 12.08	85,268	0.00%	8.14% to 7.81%
2004	0.95% to 1.25%	8,093	11.36 to 11.20	90,953	0.00%	13.15% to 12.80%
2003	0.95% to 1.25%	10,101	10.04 to 9.93	100,549	0.00%	38.16% to 37.74%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus Premier Balanced Opportunity Fund – Class Z
2007	0.95% to 1.60%	164,480	$11.18 to 10.96	$1,822,757	2.11%	4.11% to 3.42%
2006	0.95% to 1.60%	176,376	10.74 to 10.60	1,883,248	1.70%	8.49% to 7.78%
2005	0.95% to 1.60%	197,213	9.90 to 9.83	1,946,577	1.56%	-2.26% to -2.90%
2004	0.95% to 1.70%	213,309	10.13 to 10.13	2,160,468	2.18%	1.29% to 1.27%	(a) (b)

Dreyfus S&P 500 Index Fund
2007	1.30%	472,197	33.98	16,047,578	1.49%	3.65%
2006	1.30%	560,996	32.79	18,393,389	1.35%	13.74%
2005	1.30%	624,278	28.83	17,995,137	1.28%	3.07%
2004	1.30%	688,019	27.97	19,242,268	1.50%	8.95%
2003	1.30%	712,646	25.67	18,293,906	1.19%	26.42%

Evergreen Equity Income Fund – Class I
2007	1.30%	33,367	28.46	949,513	1.56%	1.65%
2006	1.30%	35,468	27.99	992,926	2.30%	15.54%
2005	1.30%	44,806	24.23	1,085,677	1.56%	2.49%
2004	1.30%	46,314	23.64	1,094,936	1.99%	9.01%
2003	1.30%	39,990	21.69	867,245	2.28%	29.75%

Federated Equity Income Fund, Inc. – Class F Shares
2007	0.95% to 1.50%	13,221	10.47 to 10.05	136,821	2.30%	0.88% to 0.32%
2006	0.95% to 1.50%	17,923	10.38 to 10.02	183,970	2.34%	21.52% to 20.84%
2005	0.95% to 1.50%	11,009	8.54 to 8.29	92,867	1.84%	2.04% to 1.47%
2004	0.95% to 1.50%	12,280	8.37 to 8.17	101,722	1.90%	11.90% to 11.28%
2003	0.95% to 1.50%	14,167	7.48 to 7.34	105,332	2.08%	22.76% to 22.08%

Federated High Yield Trust
2007	0.95% to 1.90%	136,346	13.69 to 12.72	1,793,190	7.65%	2.17% to 1.18%
2006	0.95% to 1.90%	194,727	13.40 to 12.57	2,507,604	7.75%	10.16% to 9.10%
2005	0.95% to 1.90%	173,763	12.17 to 11.52	2,037,470	7.54%	1.46% to 0.49%
2004	0.95% to 1.85%	202,267	11.99 to 11.49	2,340,085	9.67%	10.57% to 9.57%
2003	0.95% to 1.90%	170,690	10.85 to 10.47	1,793,939	9.41%	21.65% to 20.48%

Federated Intermediate Corporate Bond Fund – Institutional Service Shares
2007	0.95% to 1.90%	57,926	13.97 to 13.03	797,935	4.98%	4.74% to 3.73%
2006	0.95% to 1.90%	54,941	13.34 to 12.56	725,837	4.22%	3.31% to 2.32%
2005	0.95% to 1.90%	66,370	12.91 to 12.27	850,195	5.00%	1.09% to 0.12%
2004	0.95% to 1.85%	68,364	12.77 to 12.29	866,946	3.94%	2.24% to 1.31%
2003	0.95% to 1.75%	22,611	12.49 to 12.17	280,879	5.02%	5.03% to 4.18%

Federated Investment Series Funds, Inc. – Bond Fund – Class F Shares
2007	0.95% to 2.05%	138,311	15.31 to 14.05	2,225,704	5.31%	4.05% to 2.89%
2006	0.95% to 2.05%	139,144	14.71 to 13.66	2,175,503	5.51%	4.82% to 3.66%
2005	0.95% to 2.05%	159,931	14.03 to 13.17	2,396,452	5.70%	0.92% to -0.20%
2004	0.95% to 2.05%	162,608	13.91 to 13.20	2,414,432	6.06%	5.77% to 4.59%
2003	0.95% to 2.05%	160,643	13.15 to 12.62	2,259,338	6.43%	11.80% to 10.56%

Fidelity® Advisor Balanced Fund – Class A
2007	0.95% to 1.50%	42,101	12.63 to 12.10	523,426	1.78%	7.46% to 6.86%
2006	0.95% to 1.50%	48,763	11.75 to 11.32	565,605	1.78%	10.46% to 9.85%
2005	0.95% to 1.50%	62,215	10.64 to 10.31	654,878	1.93%	4.29% to 3.71%
2004	0.95% to 1.70%	77,870	10.20 to 9.84	788,131	2.36%	4.19% to 3.40%
2003	0.95% to 1.70%	84,334	9.79 to 9.52	820,544	2.29%	16.75% to 15.87%

Fidelity® Advisor Balanced Fund – Class T
2007	1.30%	76,411	18.26	1,395,238	1.56%	6.81%
2006	1.30%	73,978	17.10	1,264,717	1.74%	9.85%
2005	1.30%	73,624	15.56	1,145,848	1.67%	3.61%
2004	1.30%	85,032	15.02	1,277,305	2.10%	3.60%
2003	1.30%	83,221	14.50	1,206,630	2.04%	16.02%

Fidelity® Advisor Equity Growth Fund – Class A
2007	0.95% to 1.65%	157,844	9.02 to 8.56	1,401,468	0.00%	25.11% to 24.22%
2006	0.95% to 1.65%	125,406	7.21 to 6.89	894,569	0.00%	5.53% to 4.79%
2005	0.95% to 1.65%	135,715	6.83 to 6.58	919,599	0.00%	4.38% to 3.65%
2004	0.95% to 1.70%	196,942	6.54 to 6.33	1,280,886	0.00%	1.87% to 1.10%
2003	0.95% to 1.70%	176,059	6.42 to 6.27	1,126,698	0.00%	30.82% to 29.83%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Advisor Equity Income Fund – Class A
2007	0.95% to 1.90%	269,954	$16.06 to 14.91	$4,262,609	1.12%	2.58% to 1.59%
2006	0.95% to 1.90%	286,632	15.65 to 14.68	4,428,184	1.09%	15.96% to 14.86%
2005	0.95% to 1.90%	313,369	13.50 to 12.78	4,189,354	0.95%	5.42% to 4.41%
2004	0.95% to 1.90%	315,936	12.80 to 12.24	4,012,980	0.93%	11.06% to 9.99%
2003	0.95% to 1.90%	287,775	11.53 to 11.13	3,300,260	1.05%	27.53% to 26.31%
Fidelity® Advisor Equity Income Fund – Class T
2007	1.30%	152,824	25.03	3,825,211	0.86%	2.00%
2006	1.30%	185,763	24.54	4,558,425	1.03%	15.32%
2005	1.30%	200,850	21.28	4,273,989	0.73%	4.80%
2004	1.30%	207,282	20.31	4,208,916	0.78%	10.44%
2003	1.30%	182,726	18.39	3,359,593	0.87%	26.74%
Fidelity® Advisor Growth Opportunities Fund – Class A
2007	0.95% to 1.90%	68,649	10.17 to 9.45	682,838	0.00%	21.89% to 20.72%
2006	0.95% to 1.90%	70,456	8.35 to 7.83	576,813	0.00%	4.03% to 3.04%
2005	0.95% to 1.90%	121,384	8.02 to 7.60	959,159	0.23%	7.60% to 6.57%
2004	0.95% to 1.90%	77,514	7.46 to 7.13	571,773	0.59%	6.07% to 5.05%
2003	0.95% to 1.90%	55,941	7.03 to 6.79	390,109	0.36%	28.16% to 26.94%
Fidelity® Advisor Growth Opportunities Fund – Class T
2007	1.30%	223,593	17.88	3,998,681	0.00%	21.26%
2006	1.30%	235,646	14.75	3,475,475	0.00%	3.53%
2005	1.30%	294,745	14.25	4,198,792	0.02%	7.03%
2004	1.30%	330,246	13.31	4,395,405	0.28%	5.56%
2003	1.30%	370,410	12.61	4,670,127	0.15%	27.58%
Fidelity® Advisor High Income Advantage Fund – Class T
2007	0.95% to 1.90%	76,043	16.38 to 15.21	1,442,388	6.40%	1.25% to 0.27%
2006	0.95% to 1.90%	118,500	16.18 to 15.17	2,245,182	6.45%	14.50% to 13.40%
2005	0.95% to 1.90%	153,451	14.13 to 13.38	2,568,910	6.55%	3.62% to 2.63%
2004	0.95% to 1.90%	198,711	13.64 to 13.04	3,230,752	8.41%	13.76% to 12.67%
2003	0.95% to 1.90%	269,387	11.99 to 11.57	3,879,384	12.40%	42.27% to 40.90%
Fidelity® Advisor Overseas Fund – Class A
2007	0.95% to 1.90%	1,459	14.21 to 13.25	20,229	1.36%	15.90% to 14.79%
2006	0.95% to 1.90%	1,467	12.26 to 11.55	17,610	0.17%	17.83% to 16.70%
2005	0.95% to 1.90%	19,671	10.41 to 9.89	202,627	0.83%	13.23% to 12.15%
2004	0.95% to 1.90%	30,133	9.19 to 8.82	274,810	0.14%	11.93% to 10.86%
2003	0.95% to 1.50%	77,409	8.21 to 8.06	631,056	1.45%	42.94% to 42.15%
Fidelity® Asset Manager™
2007	1.30%	96,918	23.44	2,271,357	3.09%	4.94%
2006	1.30%	114,369	22.33	2,554,173	2.83%	7.77%
2005	1.30%	155,360	20.72	3,219,428	2.23%	2.68%
2004	1.30%	193,635	20.18	3,907,903	2.46%	4.03%
2003	1.30%	231,668	19.40	4,494,463	2.56%	15.65%
Fidelity® Capital & Income Fund
2007	1.30%	4,872	80.73	393,334	5.86%	2.46%
2006	1.30%	5,826	78.80	459,068	6.17%	11.58%
2005	1.30%	6,767	70.62	477,891	5.89%	3.68%
2004	1.30%	7,899	68.11	538,029	7.26%	11.10%
2003	1.30%	11,090	61.31	679,880	8.32%	37.32%
Fidelity® Equity-Income Fund
2007	1.30%	78,213	119.05	9,310,928	1.73%	0.07%
2006	1.30%	93,962	118.96	11,177,642	1.61%	18.25%
2005	1.30%	104,705	100.60	10,532,987	1.56%	4.36%
2004	1.30%	112,880	96.39	10,880,437	1.56%	9.84%
2003	1.30%	119,162	87.75	10,456,879	1.52%	28.27%
Fidelity® Magellan® Fund
2007	1.30%	409,548	36.02	14,750,208	0.43%	17.27%
2006	1.30%	510,739	30.71	15,685,270	0.49%	5.83%
2005	1.30%	636,228	29.02	18,463,355	0.89%	5.04%
2004	1.30%	737,378	27.63	20,371,875	1.18%	6.10%
2003	1.30%	837,429	26.04	21,806,684	0.82%	23.20%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® Puritan® Fund
2007	1.30%	239,711	$34.81	$8,344,053	2.83%	4.79%
2006	1.30%	286,741	33.22	9,525,181	2.95%	13.29%
2005	1.30%	333,373	29.32	9,775,061	2.54%	3.31%
2004	1.30%	379,994	28.38	10,784,970	2.39%	7.85%
2003	1.30%	407,038	26.31	10,711,174	2.57%	20.61%

Fidelity® VIP – High Income Portfolio – Initial Class
2007	1.30%	872	26.64	23,228	8.43%	1.44%
2006	1.30%	873	26.26	22,924	7.82%	9.79%
2005	1.30%	874	23.92	20,903	14.72%	1.37%
2004	1.30%	875	23.59	20,644	12.36%	8.17%
2003	1.30%	2,909	21.81	63,450	7.17%	25.61%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2007	0.95% to 1.65%	206,096	17.60 to 17.15	3,591,592	3.02%	15.94% to 15.12%
2006	0.95% to 1.60%	188,000	15.18 to 14.92	2,832,836	0.53%	16.70% to 15.93%
2005	0.95% to 1.60%	68,873	13.01 to 12.87	891,815	0.27%	17.62% to 16.85%
2004	0.95% to 1.60%	46,477	11.06 to 11.01	513,365	0.00%	10.63% to 10.14%	(a) (b)

Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A
2007	0.95% to 1.90%	515,438	18.59 to 17.27	9,963,434	2.55%	1.99% to 1.00%
2006	0.95% to 1.90%	511,413	18.23 to 17.10	9,777,596	1.70%	16.86% to 15.74%
2005	0.95% to 1.90%	517,613	15.60 to 14.77	8,515,920	1.45%	8.94% to 7.90%
2004	0.95% to 1.90%	476,078	14.32 to 13.69	7,233,403	1.58%	12.42% to 11.34%
2003	0.95% to 1.90%	436,986	12.74 to 12.30	5,924,590	1.40%	24.98% to 23.79%

Franklin Small-Mid Cap Growth Fund I – Class A
2007	0.95% to 1.90%	216,319	9.24 to 8.58	1,969,995	0.00%	10.60% to 9.54%
2006	0.95% to 1.90%	289,296	8.35 to 7.83	2,392,681	0.00%	6.50% to 5.48%
2005	0.95% to 1.90%	319,814	7.84 to 7.42	2,489,754	0.10%	9.50% to 8.45%
2004	0.95% to 1.90%	435,237	7.16 to 6.84	3,094,272	0.00%	11.96% to 10.89%
2003	0.95% to 1.90%	289,019	6.39 to 6.17	1,840,506	0.00%	36.37% to 35.06%

Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.95% to 1.65%	266,843	17.34 to 16.89	4,573,075	2.24%	14.34% to 13.53%
2006	0.95% to 1.65%	280,958	15.16 to 14.88	4,224,492	1.30%	20.31% to 19.46%
2005	0.95% to 1.65%	233,560	12.60 to 12.45	2,927,966	1.29%	9.09% to 8.32%
2004	0.95% to 1.65%	206,884	11.55 to 11.50	2,385,079	0.49%	15.52% to 14.98%	(a) (b)

Franklin Value Investors Trust – Balance Sheet Investment Fund – Class A
2007	0.95% to 1.85%	204,076	22.42 to 20.99	4,507,348	1.04%	-4.28% to -5.16%
2006	0.95% to 1.85%	200,922	23.43 to 22.13	4,641,285	1.36%	15.25% to 14.21%
2005	0.95% to 1.85%	175,926	20.33 to 19.38	3,530,946	0.88%	9.85% to 8.86%
2004	0.95% to 1.85%	121,505	18.50 to 17.80	2,225,352	0.89%	24.12% to 22.99%
2003	0.95% to 1.85%	77,941	14.91 to 14.47	1,154,090	0.48%	28.35% to 27.18%

Janus Adviser Series – Balanced Fund – Class S
2007	0.95% to 1.65%	87,699	13.13 to 12.47	1,134,521	2.43%	8.80% to 8.03%
2006	0.95% to 1.65%	106,188	12.07 to 11.54	1,265,873	1.42%	9.35% to 8.58%
2005	0.95% to 1.70%	129,865	11.04 to 10.60	1,417,997	1.44%	6.65% to 5.84%
2004	0.95% to 1.90%	127,676	10.35 to 9.93	1,308,970	1.53%	7.39% to 6.36%
2003	0.95% to 1.90%	148,887	9.64 to 9.34	1,427,611	1.93%	12.92% to 11.84%

Janus Adviser Series – International Growth Fund – Class S
2007	1.20% to 1.90%	4,431	18.28 to 17.37	80,714	2.47%	24.62% to 23.74%
2006	1.20% to 1.90%	4,626	14.67 to 14.03	67,660	0.83%	42.90% to 41.89%
2005	1.20% to 1.90%	4,763	10.27 to 9.89	48,758	0.57%	30.15% to 29.24%
2004	1.20% to 1.90%	6,398	7.89 to 7.65	50,327	0.08%	18.41% to 17.58%
2003	1.20% to 1.50%	109,672	6.66 to 6.60	730,459	0.97%	33.16% to 32.76%

Janus Adviser Series – Worldwide Fund – Class S
2007	0.95% to 1.90%	59,906	8.39 to 7.82	493,594	0.17%	7.88% to 6.84%
2006	0.95% to 1.90%	70,080	7.78 to 7.32	536,746	1.72%	15.82% to 14.72%
2005	0.95% to 1.90%	92,412	6.72 to 6.38	612,548	0.68%	5.06% to 4.06%
2004	0.95% to 1.90%	132,162	6.39 to 6.14	835,980	0.28%	3.74% to 2.74%
2003	0.95% to 1.90%	212,407	6.16 to 5.97	1,299,031	0.63%	21.67% to 20.50%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Equity Funds – Janus Fund
2007	0.95% to 2.05%	442,645	$7.30 to 6.70	$7,474,855	0.50%	14.12% to 12.85%
2006	0.95% to 2.05%	516,839	6.40 to 5.94	7,573,724	0.33%	9.54% to 8.33%
2005	0.95% to 2.05%	587,461	5.84 to 5.48	7,869,103	0.06%	2.99% to 1.85%
2004	0.95% to 2.05%	710,079	5.67 to 5.38	9,546,393	0.00%	3.69% to 2.54%
2003	0.95% to 2.05%	840,546	5.47 to 5.25	11,013,476	0.00%	30.46% to 29.01%

Janus Equity Funds – Janus Twenty Fund
2007	0.95% to 1.90%	763,202	8.98 to 8.34	26,571,915	0.21%	34.64% to 33.35%
2006	0.95% to 1.90%	878,681	6.67 to 6.25	22,841,154	0.57%	11.23% to 10.17%
2005	0.95% to 1.90%	1,016,777	5.99 to 5.67	23,689,667	0.20%	8.38% to 7.35%
2004	0.95% to 1.90%	1,174,936	5.53 to 5.29	24,875,542	0.03%	22.72% to 21.54%
2003	0.95% to 1.90%	1,367,638	4.51 to 4.35	22,785,027	0.51%	24.12% to 22.93%

Janus Equity Funds – Janus Worldwide Fund
2007	0.95% to 1.45%	284,148	7.51 to 7.22	5,184,712	0.50%	8.19% to 7.64%
2006	0.95% to 1.50%	340,387	6.94 to 6.69	5,786,091	1.20%	16.78% to 16.14%
2005	0.95% to 1.50%	435,577	5.94 to 5.76	6,381,844	1.03%	4.84% to 4.26%
2004	0.95% to 1.50%	552,324	5.67 to 5.52	7,768,920	0.65%	4.53% to 3.95%
2003	0.95% to 1.50%	745,134	5.42 to 5.31	10,109,603	0.94%	23.06% to 22.37%

Lazard Small Cap Portfolio – Open Shares
2007	0.95% to 1.90%	118,811	17.58 to 16.33	2,240,523	0.00%	-7.49% to -8.39%
2006	0.95% to 1.90%	139,652	19.00 to 17.82	2,859,414	0.00%	15.66% to 14.56%
2005	0.95% to 1.90%	164,638	16.43 to 15.56	2,918,919	0.00%	2.94% to 1.96%
2004	0.95% to 1.90%	194,132	15.96 to 15.26	3,342,506	0.02%	13.81% to 12.72%
2003	0.95% to 1.90%	168,554	14.02 to 13.54	2,558,176	0.00%	37.25% to 35.93%

Lehman Brothers Short Duration Bond Fund – Investor Class
2007	1.30%	69,314	15.28	1,058,965	5.48%	3.98%
2006	1.30%	66,778	14.69	981,208	4.61%	2.83%
2005	1.30%	72,068	14.29	1,029,836	3.86%	0.25%
2004	1.30%	90,347	14.25	1,287,763	3.60%	-0.39%
2003	1.30%	97,423	14.31	1,394,009	3.71%	1.20%

MFS® Strategic Income Fund – Class A
2007	1.30%	62,675	13.99	876,658	5.73%	2.23%
2006	1.30%	66,662	13.68	912,120	6.00%	5.44%
2005	1.30%	78,799	12.98	1,022,538	6.04%	0.76%
2004	1.30%	69,176	12.88	890,884	5.95%	6.91%
2003	1.30%	61,538	12.05	741,264	6.42%	12.30%

Nationwide Bond Fund – Class D
2007	0.95% to 2.05%	34,015	15.17 to 13.93	1,447,779	4.82%	5.09% to 3.92%
2006	0.95% to 2.05%	22,512	14.44 to 13.40	321,978	4.76%	3.41% to 2.26%
2005	0.95% to 2.05%	30,706	13.96 to 13.10	425,554	4.44%	2.15% to 1.02%
2004	0.95% to 2.05%	31,530	13.67 to 12.97	428,495	4.63%	3.83% to 2.68%
2003	0.95% to 2.05%	35,896	13.16 to 12.63	470,273	5.21%	5.38% to 4.21%

Tax qualified
2006	1.30%	24,457	59.17	1,447,190	4.76%	3.04%
2005	1.30%	28,025	57.42	1,609,330	4.44%	1.79%
2004	1.30%	32,581	56.42	1,838,084	4.63%	3.47%
2003	1.30%	36,727	54.53	2,002,584	5.21%	5.01%

Non-tax qualified
2006	1.30%	72	58.92	4,242	4.76%	3.04%
2005	1.30%	72	57.18	4,117	4.44%	1.79%
2004	1.30%	72	56.17	4,045	4.63%	3.47%
2003	1.30%	72	54.29	3,909	5.21%	5.01%

Nationwide Bond Index Fund – Class A
2007	0.95% to 1.65%	23,942	13.86 to 13.16	324,184	4.52%	5.30% to 4.55%
2006	0.95% to 1.65%	22,784	13.16 to 12.59	294,326	4.03%	2.76% to 2.04%
2005	0.95% to 1.65%	21,251	12.81 to 12.34	268,493	3.76%	0.90% to 0.19%
2004	0.95% to 1.65%	20,255	12.69 to 12.32	254,381	3.62%	2.75% to 2.02%
2003	0.95% to 1.65%	14,144	12.35 to 12.07	173,477	4.05%	2.20% to 1.47%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Fund – Class D
2007	0.95% to 1.65%	61,692	$12.00 to 11.37	$4,648,533	1.05%	6.88% to 6.12%
2006	0.95% to 1.65%	28,674	11.23 to 10.71	316,831	1.08%	12.77% to 11.97%
2005	0.95% to 1.65%	39,655	9.96 to 9.57	389,996	0.82%	6.34% to 5.60%
2004	0.95% to 1.65%	39,211	9.36 to 9.06	363,697	1.17%	8.73% to 7.96%
2003	0.95% to 1.65%	37,314	8.61 to 8.39	319,313	0.81%	25.89% to 25.00%

Tax qualified
2006	1.30%	35,190	137.07	4,823,587	1.08%	12.37%
2005	1.30%	42,114	121.99	5,137,308	0.82%	5.97%
2004	1.30%	48,114	115.11	5,538,559	1.17%	8.35%
2003	1.30%	50,848	106.25	5,402,439	0.81%	25.45%

Non-tax qualified
2006	1.30%	55	142.78	7,853	1.08%	12.37%
2005	1.30%	56	127.06	7,115	0.82%	5.97%
2004	1.30%	56	119.90	6,715	1.17%	8.35%
2003	1.30%	56	110.67	6,197	0.81%	25.45%

Nationwide Government Bond Fund – Class D
2007	0.95% to 1.90%	234,956	14.93 to 13.87	3,709,572	4.19%	6.71% to 5.68%
2006	0.95% to 1.90%	281,627	13.99 to 13.12	4,181,154	4.15%	2.87% to 1.89%
2005	0.95% to 1.90%	332,211	13.60 to 12.88	4,825,019	3.93%	1.80% to 0.83%
2004	0.95% to 1.90%	423,678	13.36 to 12.77	6,055,314	3.76%	2.44% to 1.46%
2003	0.95% to 1.90%	473,517	13.04 to 12.59	6,686,754	4.09%	0.93% to -0.04%

Nationwide Growth Fund – Class A
2007	0.95% to 1.45%	38,025	14.16 to 13.88	532,049	0.24%	18.14% to 17.54%
2006	0.95% to 1.45%	35,920	11.99 to 11.81	426,705	0.00%	5.00% to 4.47%
2005	0.95% to 1.45%	59,143	11.42 to 11.30	671,279	0.04%	5.11% to 4.58%
2004	0.95% to 1.45%	49,930	10.86 to 10.81	540,838	0.14%	6.77% to 6.23%
2003	0.95% to 1.45%	33,909	10.17 to 10.17	344,961	0.00%	1.74% to 1.72%	(a)

Nationwide Growth Fund – Class D
2007	0.95% to 1.45%	18,612	6.91 to 6.65	713,883	0.27%	18.46% to 17.86%
2006	0.95% to 1.45%	11,189	5.84 to 5.64	64,792	0.00%	5.30% to 4.77%
2005	0.95% to 1.45%	24,246	5.54 to 5.39	133,511	0.12%	5.54% to 5.01%
2004	0.95% to 1.45%	31,341	5.25 to 5.13	163,434	0.19%	7.09% to 6.54%
2003	0.95% to 1.45%	38,281	4.90 to 4.81	186,771	0.04%	31.76% to 31.10%

Tax qualified
2006	1.30%	11,313	70.50	797,599	0.00%	4.93%
2005	1.30%	15,445	67.19	1,037,727	0.12%	5.17%
2004	1.30%	18,003	63.88	1,150,114	0.19%	6.71%
2003	1.30%	21,965	59.87	1,315,025	0.04%	31.30%

Non-tax qualified
2006	1.30%	115	74.44	8,561	0.00%	4.93%
2005	1.30%	115	70.94	8,158	0.12%	5.17%
2004	1.30%	116	67.45	7,825	0.19%	6.71%
2003	1.30%	116	63.21	7,333	0.04%	31.30%

Nationwide International Index Fund – Class A
2007	1.10% to 1.90%	1,690	14.59 to 13.75	24,400	2.43%	8.94% to 8.05%
2006	1.10% to 1.90%	1,781	13.39 to 12.73	23,622	2.31%	24.26% to 23.25%
2005	1.10% to 1.90%	1,811	10.78 to 10.33	19,359	1.54%	12.27% to 11.37%
2004	1.10% to 1.90%	4,530	9.60 to 9.27	43,218	0.18%	17.83% to 16.87%
2003	1.10% to 1.90%	86,263	8.15 to 7.94	700,429	1.07%	35.53% to 34.43%

Nationwide Investor Destinations Aggressive Fund – Service Class
2007	0.95% to 1.65%	167,063	12.81 to 12.17	2,107,296	2.98%	4.88% to 4.13%
2006	0.95% to 1.65%	149,364	12.22 to 11.69	1,800,016	1.14%	15.72% to 14.90%
2005	0.95% to 1.65%	124,879	10.56 to 10.17	1,304,515	2.02%	6.82% to 6.07%
2004	0.95% to 1.60%	76,169	9.88 to 9.61	745,692	1.77%	12.92% to 12.18%
2003	0.95% to 1.50%	47,094	8.75 to 8.60	409,355	1.12%	30.44% to 29.72%

Nationwide Investor Destinations Conservative Fund – Service Class
2007	0.95% to 1.55%	181,530	12.54 to 12.00	2,260,989	3.87%	4.34% to 3.70%
2006	0.95% to 1.55%	171,840	12.02 to 11.57	2,043,840	2.97%	5.11% to 4.47%
2005	0.95% to 1.55%	144,727	11.44 to 11.08	1,640,306	2.64%	2.22% to 1.60%
2004	0.95% to 1.55%	124,360	11.19 to 10.90	1,381,387	2.24%	3.78% to 3.15%
2003	0.95% to 1.50%	73,292	10.78 to 10.59	787,586	2.03%	6.63% to 6.04%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Investor Destinations Moderate Fund – Service Class
2007	0.95% to 1.90%	629,646	$12.74 to 11.88	$7,897,722	3.60%	4.55% to 3.55%
2006	0.95% to 1.90%	778,859	12.18 to 11.47	9,384,597	1.88%	10.33% to 9.28%
2005	0.95% to 1.90%	685,861	11.04 to 10.50	7,507,153	2.55%	4.40% to 3.41%
2004	0.95% to 1.75%	408,308	10.58 to 10.22	4,281,135	2.10%	8.38% to 7.50%
2003	0.95% to 1.75%	109,099	9.76 to 9.51	1,057,085	1.90%	18.57% to 17.61%

Nationwide Investor Destinations Moderately Aggressive Fund – Service Class
2007	0.95% to 1.90%	373,509	12.91 to 12.04	4,736,061	3.19%	5.16% to 4.15%
2006	0.95% to 1.90%	317,275	12.28 to 11.56	3,833,765	1.44%	13.36% to 12.27%
2005	0.95% to 1.90%	280,453	10.83 to 10.30	2,998,826	2.31%	6.02% to 5.01%
2004	0.95% to 1.85%	156,228	10.21 to 9.83	1,578,276	1.46%	11.03% to 10.02%
2003	0.95% to 1.50%	155,282	9.20 to 9.03	1,418,116	1.19%	25.11% to 24.42%

Nationwide Investor Destinations Moderately Conservative Fund – Service Class
2007	0.95% to 1.65%	197,681	12.79 to 12.15	2,496,673	3.58%	4.78% to 4.03%
2006	0.95% to 1.65%	209,987	12.21 to 11.68	2,535,819	2.46%	7.47% to 6.71%
2005	0.95% to 1.65%	169,351	11.36 to 10.94	1,906,350	2.75%	3.41% to 2.69%
2004	0.95% to 1.65%	112,334	10.98 to 10.66	1,227,135	2.30%	6.04% to 5.30%
2003	0.95% to 1.50%	80,598	10.36 to 10.17	831,220	1.27%	12.45% to 11.83%

Nationwide Large Cap Value Fund – Class A
2007	0.95% to 1.65%	163,103	16.26 to 15.40	2,562,249	1.00%	-3.44% to -4.13%
2006	0.95% to 1.65%	189,451	16.84 to 16.06	3,086,672	1.12%	19.89% to 19.05%
2005	0.95% to 1.65%	149,960	13.99 to 13.44	2,032,432	1.06%	6.26% to 5.51%
2004	0.95% to 1.65%	117,301	13.16 to 12.74	1,500,937	1.05%	14.78% to 13.97%
2003	0.95% to 1.90%	99,480	11.47 to 11.07	1,115,437	1.03%	26.81% to 25.60%

Nationwide Mid Cap Market Index Fund – Class A
2007	0.95% to 2.10%	101,347	15.54 to 14.28	1,554,704	1.21%	6.22% to 4.98%
2006	0.95% to 2.10%	114,194	14.63 to 13.61	1,653,775	1.27%	8.54% to 7.28%
2005	0.95% to 1.90%	73,263	13.48 to 12.82	977,790	0.93%	10.76% to 9.71%
2004	0.95% to 1.90%	64,225	12.17 to 11.69	775,258	0.42%	14.48% to 13.39%
2003	0.95% to 1.90%	40,923	10.63 to 10.31	433,003	0.39%	33.11% to 31.83%

Nationwide Money Market Fund – Prime Shares
2007	1.30%	441,241	31.45	10,974,601	4.69%	3.48%
2006	1.30%	441,699	23.98	10,592,824	4.53%	3.20%
2005	1.30%	387,808	23.24	9,011,956	2.89%	1.38%
2004	1.30%	412,803	22.92	9,461,896	0.86%	-0.48%
2003	1.30%	464,749	23.03	10,703,514	0.65%	-0.69%

Tax qualified
2006	1.30%	3,617	30.20	109,226	4.53%	3.20%
2005	1.30%	4,426	29.26	129,511	2.89%	1.38%
2004	1.30%	5,046	28.86	145,638	0.86%	-0.48%
2003	1.30%	7,279	29.00	211,093	0.65%	-0.69%

Non-tax qualified
2006	1.30%	820	30.39	24,919	4.53%	3.20%
2005	1.30%	822	29.45	24,205	2.89%	1.38%
2004	1.30%	825	29.04	23,962	0.86%	-0.48%
2003	1.30%	827	29.18	24,135	0.65%	-0.69%

Nationwide Money Market Fund – Service Class
2007	0.95% to 1.90%	716,972	11.45 to 10.64	8,125,799	4.38%	3.75% to 2.75%
2006	0.95% to 1.90%	640,190	11.04 to 10.35	6,997,751	4.18%	3.39% to 2.40%
2005	0.95% to 2.25%	449,909	10.68 to 9.59	4,750,529	3.77%	1.60% to 0.27%
2004	0.95% to 2.25%	260,132	10.51 to 9.57	2,706,289	0.46%	-0.28% to -1.59%
2003	0.95% to 2.25%	1,054,174	10.54 to 9.72	11,007,017	0.53%	-0.45% to -1.76%

Nationwide S&P 500 Index Fund – Service Class
2007	0.95% to 2.05%	371,525	10.08 to 9.25	3,878,814	1.41%	3.76% to 2.60%
2006	0.95% to 2.25%	429,809	9.72 to 10.48	4,275,167	1.34%	14.06% to 12.57%
2005	0.95% to 2.25%	460,212	8.52 to 9.31	4,044,529	1.24%	3.26% to 1.90%
2004	0.95% to 2.25%	427,342	8.25 to 9.14	3,652,845	1.28%	9.25% to 7.81%
2003	0.95% to 2.25%	423,786	7.55 to 8.48	3,324,284	1.02%	26.57% to 24.92%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Small Cap Fund – Class A
2007	0.95% to 1.65%	158,170	$20.95 to 19.84	$3,800,681	0.62%	-6.94% to -7.60%
2006	0.95% to 1.65%	216,630	22.51 to 21.47	5,654,710	0.19%	27.94% to 27.03%
2005	0.95% to 1.65%	229,634	17.59 to 16.90	4,645,571	0.00%	21.35% to 20.50%
2004	0.95% to 1.65%	231,298	14.50 to 14.02	3,913,587	0.00%	24.57% to 23.69%
2003	0.95% to 1.65%	153,649	11.64 to 11.34	2,125,948	0.00%	46.61% to 45.57%

Nationwide Small Cap Index Fund – Class A
2007	0.95% to 1.65%	70,511	14.56 to 13.83	1,011,989	1.25%	-3.35% to -4.04%
2006	0.95% to 1.65%	97,827	15.06 to 14.41	1,458,075	1.37%	16.09% to 15.27%
2005	0.95% to 1.65%	61,125	12.98 to 12.50	785,085	0.80%	3.35% to 2.62%
2004	0.95% to 1.65%	65,067	12.56 to 12.18	811,847	0.70%	16.64% to 15.82%
2003	0.95% to 1.65%	27,945	10.76 to 10.52	298,888	0.49%	44.06% to 43.05%

Nationwide Value Opportunities Fund – Class A
2007	0.95% to 1.60%	14,042	15.92 to 15.18	220,907	0.00%	-8.52% to -9.12%
2006	0.95% to 1.60%	17,052	17.41 to 16.71	293,641	0.00%	16.73% to 15.96%
2005	0.95% to 1.60%	21,774	14.91 to 14.41	321,355	0.12%	6.87% to 6.17%
2004	0.95% to 1.60%	45,590	13.95 to 13.57	632,586	0.07%	12.33% to 11.59%
2003	0.95% to 1.60%	15,946	12.42 to 12.16	196,853	0.07%	35.40% to 34.51%

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	1.30%	88,936	14.33	1,274,798	1.92%	4.57%
2006	1.30%	71,501	13.71	980,064	2.08%	15.35%
2005	1.30%	23,675	11.88	281,322	2.43%	6.53%
2004	1.30%	8,041	11.15	89,690	2.03%	11.54%	(a) (b)

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	1.30%	9,730	11.49	111,797	3.81%	4.00%
2006	1.30%	4,408	11.05	48,698	3.09%	4.79%
2005	1.30%	2,998	10.54	31,608	2.10%	1.97%
2004	1.30%	30	10.34	310	3.23%	3.39%	(a) (b)

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	1.30%	117,113	12.83	1,502,660	2.86%	4.28%
2006	1.30%	91,583	12.30	1,126,874	2.61%	9.91%
2005	1.30%	81,006	11.20	906,866	2.44%	3.98%
2004	1.30%	47,710	10.77	513,679	2.23%	7.67%	(a) (b)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	1.30%	154,475	13.77	2,126,683	2.16%	4.76%
2006	1.30%	172,773	13.14	2,270,454	2.35%	13.06%
2005	1.30%	83,390	11.62	969,300	2.06%	5.68%
2004	1.30%	48,890	11.00	537,718	1.75%	9.99%	(a) (b)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	1.30%	18,241	12.18	222,229	3.27%	4.48%
2006	1.30%	13,164	11.66	153,505	2.63%	7.02%
2005	1.30%	7,929	10.90	86,397	2.76%	3.13%
2004	1.30%	1,048	10.57	11,073	1.90%	5.66%	(a) (b)

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.95% to 1.50%	16,842	12.43 to 12.00	205,864	1.98%	3.63% to 3.05%
2006	0.95% to 1.50%	20,618	12.00 to 11.64	243,931	2.29%	11.19% to 10.57%
2005	0.95% to 1.50%	21,649	10.79 to 10.53	231,136	2.18%	1.57% to 1.01%
2004	0.95% to 1.50%	13,825	10.62 to 10.42	145,621	2.23%	7.46% to 6.86%
2003	0.95% to 1.50%	10,009	9.89 to 9.75	98,367	1.58%	17.29% to 16.64%

Neuberger Berman Genesis Fund – Trust Class
2007	0.95% to 1.90%	569,440	28.63 to 26.59	16,441,025	0.14%	20.64% to 19.48%
2006	0.95% to 1.90%	681,574	23.73 to 22.25	16,358,793	1.09%	6.24% to 5.22%
2005	0.95% to 1.90%	807,488	22.34 to 21.15	18,319,479	0.00%	15.20% to 14.10%
2004	0.95% to 1.90%	738,855	19.39 to 18.54	14,615,405	0.00%	17.55% to 16.42%
2003	0.95% to 1.90%	606,006	16.49 to 15.92	10,220,042	0.00%	30.40% to 29.16%

Neuberger Berman Guardian Fund – Investor Class
2007	1.30%	99,765	24.63	2,457,404	0.61%	6.21%
2006	1.30%	123,393	23.19	2,861,814	0.33%	12.01%
2005	1.30%	148,320	20.71	3,071,220	0.65%	7.03%
2004	1.30%	167,914	19.35	3,248,495	0.29%	14.55%
2003	1.30%	193,335	16.89	3,265,121	0.29%	33.38%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Guardian Fund – Trust Class
2007	0.95% to 1.45%	22,233	$13.15 to 12.65	$287,874	0.72%	6.36% to 5.82%
2006	0.95% to 1.50%	17,972	12.36 to 11.91	218,524	0.20%	12.24% to 11.62%
2005	0.95% to 1.50%	27,967	11.01 to 10.67	303,702	0.48%	7.23% to 6.64%
2004	0.95% to 1.50%	39,609	10.27 to 10.01	402,509	0.22%	14.83% to 14.20%
2003	0.95% to 1.55%	39,493	8.95 to 8.75	350,024	0.20%	33.73% to 32.92%

Neuberger Berman Partners Fund – Investor Class
2007	1.30%	142,633	41.72	5,950,033	0.32%	8.66%
2006	1.30%	174,025	38.39	6,681,163	0.60%	11.73%
2005	1.30%	208,718	34.36	7,172,124	1.01%	16.46%
2004	1.30%	185,415	29.51	5,470,922	0.70%	17.66%
2003	1.30%	201,663	25.08	5,057,026	0.03%	34.11%

Neuberger Berman Partners Fund – Trust Class
2007	0.95% to 1.90%	27,172	16.31 to 15.15	438,739	0.25%	8.79% to 7.74%
2006	0.95% to 1.90%	42,201	14.99 to 14.06	621,923	0.45%	11.97% to 10.90%
2005	0.95% to 1.90%	43,693	13.39 to 12.68	576,139	0.51%	16.69% to 15.58%
2004	0.95% to 1.90%	31,510	11.47 to 10.97	358,723	0.66%	17.89% to 16.76%
2003	0.95% to 1.90%	23,117	9.73 to 9.39	223,623	0.00%	34.37% to 33.09%

Neuberger Berman Socially Responsive Fund – Trust Class
2007	0.95% to 1.50%	129,136	14.48 to 14.19	1,861,389	0.54%	6.29% to 5.69%
2006	0.95% to 1.50%	120,462	13.62 to 13.42	1,634,820	0.10%	13.13% to 12.51%
2005	0.95% to 1.45%	43,761	12.04 to 11.94	524,937	0.63%	6.43% to 5.90%
2004	0.95% to 1.40%	7,845	11.31 to 11.28	88,574	0.02%	13.13% to 12.79%	(a) (b)

Oppenheimer Capital Appreciation Fund A
2007	0.95% to 1.80%	245,700	9.67 to 9.09	2,345,097	0.00%	12.68% to 11.71%
2006	0.95% to 1.80%	260,714	8.58 to 8.13	2,214,629	0.00%	6.49% to 5.57%
2005	0.95% to 1.80%	360,986	8.06 to 7.71	2,888,178	0.61%	3.70% to 2.82%
2004	0.95% to 1.80%	327,920	7.77 to 7.49	2,533,507	0.00%	5.45% to 4.54%
2003	0.95% to 1.80%	213,208	7.37 to 7.17	1,565,653	0.00%	28.23% to 27.13%

Oppenheimer Champion Income Fund A
2007	0.95% to 1.45%	19,055	13.24 to 12.93	249,351	7.43%	-1.06% to -1.56%
2006	0.95% to 1.45%	17,997	13.38 to 13.13	238,841	5.62%	8.16% to 7.61%
2005	0.95% to 1.45%	23,082	12.37 to 12.20	284,436	6.20%	1.68% to 1.17%
2004	0.95% to 1.45%	12,480	12.16 to 12.06	151,387	7.34%	8.17% to 7.63%
2003	0.95% to 1.45%	6,563	11.24 to 11.21	73,749	5.79%	12.45% to 12.06%	(a) (b)

Oppenheimer Global Fund A
2007	0.95% to 1.90%	304,168	14.65 to 13.61	10,412,275	1.01%	4.95% to 3.94%
2006	0.95% to 1.90%	393,370	13.96 to 13.09	12,944,367	0.65%	16.27% to 15.15%
2005	0.95% to 1.90%	526,968	12.01 to 11.37	14,749,212	0.60%	12.75% to 11.68%
2004	0.95% to 1.90%	625,115	10.65 to 10.18	16,086,858	0.54%	17.54% to 16.42%
2003	0.95% to 2.25%	799,413	9.06 to 9.80	17,127,357	0.80%	41.72% to 39.86%

Oppenheimer Strategic Income Fund A
2007	0.95% to 1.60%	51,188	16.47 to 15.70	828,973	6.73%	8.18% to 7.47%
2006	0.95% to 1.60%	39,653	15.23 to 14.61	595,446	4.78%	6.66% to 5.96%
2005	0.95% to 1.60%	43,760	14.27 to 13.79	617,703	7.58%	3.17% to 2.49%
2004	0.95% to 1.45%	27,596	13.84 to 13.54	378,215	7.32%	8.58% to 8.03%
2003	0.95% to 1.45%	18,797	12.74 to 12.54	237,385	4.89%	18.46% to 17.86%

Oppenheimer VAF – Global Securities Fund – Class 4
2007	0.95% to 1.90%	528,809	15.96 to 15.41	8,361,948	1.15%	5.05% to 4.03%
2006	0.95% to 2.25%	548,551	15.20 to 14.67	8,277,875	0.81%	16.29% to 14.77%
2005	0.95% to 2.25%	436,757	13.07 to 12.79	5,682,456	0.76%	12.97% to 11.49%
2004	0.95% to 2.25%	298,367	11.57 to 11.47	3,445,679	0.00%	15.69% to 14.68%	(a) (b)

Phoenix Balanced Fund – Class A
2007	1.30%	40,077	22.66	908,282	2.31%	4.49%
2006	1.30%	43,231	21.69	937,643	2.24%	11.27%
2005	1.30%	57,925	19.49	1,129,059	1.94%	0.16%
2004	1.30%	58,000	19.46	1,128,718	2.21%	5.77%
2003	1.30%	53,906	18.40	991,782	2.02%	17.06%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Total Return Fund – Class A
2007	0.95% to 1.80%	252,154	$14.75 to 13.86	$3,667,101	4.54%	7.53% to 6.61%
2006	0.95% to 2.25%	274,095	13.72 to 12.03	3,710,444	4.15%	2.53% to 1.18%
2005	0.95% to 2.25%	316,198	13.38 to 11.89	4,186,754	3.18%	1.43% to 0.10%
2004	0.95% to 2.25%	294,143	13.19 to 11.87	3,848,466	2.08%	3.65% to 2.29%
2003	0.95% to 2.25%	203,571	12.73 to 11.61	2,573,697	2.94%	4.07% to 2.70%

Putnam International Equity Fund – Class A
2007	1.45% to 1.50%	265	21.69 to 21.64	5,749	2.77%	6.82% to 6.77%
2006	1.45% to 1.50%	265	20.31 to 20.27	5,382	2.32%	26.38% to 26.32%
2005	1.45% to 1.50%	265	16.07 to 16.05	4,258	2.08%	10.95% to 10.89%
2004	1.45% to 1.50%	265	14.48 to 14.47	3,838	0.03%	14.55% to 14.49%
2003	1.20% to 1.50%	24,231	12.66 to 12.64	306,866	3.32%	26.65% to 26.39%	(a) (b)

Putnam Voyager Fund – Class A
2007	0.95% to 1.50%	5,061	13.88 to 13.52	69,503	0.00%	4.29% to 3.71%
2006	1.10% to 1.50%	4,722	13.23 to 13.04	62,246	0.00%	4.08% to 3.66%
2005	0.95% to 1.50%	12,850	12.77 to 12.58	163,516	0.86%	4.50% to 3.92%
2004	0.95% to 1.20%	8,723	12.22 to 12.17	106,490	0.00%	3.80% to 3.54%
2003	0.95% to 1.45%	6,455	11.77 to 11.73	75,971	0.00%	17.71% to 17.31%	(a) (b)

Strong Advisor Mid Cap Growth Fund – Class Z
2004	0.95% to 1.50%	63,387	5.10 to 4.98	320,230	0.00%	17.28% to 16.63%
2003	0.95% to 1.50%	52,440	4.35 to 4.27	226,739	0.00%	32.98% to 32.24%

Templeton Foreign Fund – Class A
2007	0.95% to 1.65%	171,992	19.78 to 18.73	4,468,461	1.54%	16.13% to 15.30%
2006	0.95% to 1.65%	222,002	17.03 to 16.24	4,999,740	2.04%	18.79% to 17.96%
2005	0.95% to 1.65%	291,056	14.33 to 13.77	5,675,305	1.52%	9.59% to 8.81%
2004	0.95% to 1.65%	363,832	13.08 to 12.66	6,474,126	1.75%	17.02% to 16.19%
2003	0.95% to 1.65%	491,545	11.18 to 10.89	7,349,490	1.99%	29.28% to 28.36%

The Dreyfus Premier Third Century Fund, Inc. – Class Z
2007	0.95% to 1.85%	54,512	7.05 to 6.58	882,684	0.43%	6.53% to 5.56%
2006	0.95% to 1.85%	58,550	6.62 to 6.23	906,072	0.00%	7.97% to 7.00%
2005	0.95% to 1.85%	75,308	6.13 to 5.82	1,045,882	0.37%	2.49% to 1.56%
2004	0.95% to 1.85%	83,260	5.98 to 5.73	1,153,302	0.00%	4.92% to 3.97%
2003	0.95% to 1.85%	94,492	5.70 to 5.52	1,239,435	0.00%	24.68% to 23.55%

Van Kampen Growth and Income Fund – Class A
2007	0.95% to 1.90%	194,088	17.81 to 17.03	3,432,605	1.87%	1.57% to 0.59%
2006	0.95% to 1.90%	191,891	17.54 to 16.93	3,348,357	1.57%	14.91% to 13.81%
2005	0.95% to 1.90%	145,322	15.26 to 14.87	2,209,824	1.33%	8.83% to 7.79%
2004	0.95% to 1.85%	107,166	14.02 to 13.81	1,500,210	1.14%	12.86% to 11.83%
2003	0.95% to 1.45%	38,228	12.42 to 12.38	474,848	0.59%	24.24% to 23.82%	(a)

Van Kampen Mid Cap Growth Fund – Class A
2007	0.95% to 1.55%	75,338	22.47 to 21.85	1,683,123	0.00%	21.20% to 20.46%
2006	0.95% to 1.55%	41,717	18.54 to 18.14	767,703	0.00%	7.97% to 7.32%
2005	0.95% to 1.55%	27,114	17.17 to 16.90	464,288	0.00%	16.50% to 15.79%
2004	0.95% to 1.55%	9,302	14.74 to 14.59	136,813	0.00%	19.88% to 19.15%
2003	0.95% to 1.45%	1,518	12.30 to 12.26	18,651	0.00%	22.98% to 22.57%	(a)

Van Kampen Real Estate Securities Fund – Class A
2007	0.95% to 1.90%	66,818	22.25 to 21.28	1,475,872	1.27%	-18.13% to -18.92%
2006	0.95% to 1.90%	121,543	27.18 to 26.24	3,282,788	1.32%	36.14% to 34.84%
2005	0.95% to 1.90%	71,646	19.96 to 19.46	1,422,868	1.66%	15.50% to 14.39%
2004	0.95% to 1.90%	38,415	17.29 to 17.01	661,824	1.32%	35.38% to 34.08%
2003	0.95% to 1.65%	5,655	12.77 to 12.71	72,097	2.27%	27.69% to 27.09%	(a) (b)

Waddell & Reed Advisors Small Cap Fund – Class A
2007	0.95% to 1.60%	16,996	17.14 to 16.62	288,028	0.00%	6.66% to 5.95%
2006	0.95% to 1.60%	18,050	16.07 to 15.69	288,219	0.00%	5.16% to 4.47%
2005	0.95% to 1.60%	16,011	15.28 to 15.01	243,451	0.00%	11.31% to 10.58%
2004	0.95% to 1.45%	11,284	13.73 to 13.61	154,603	0.00%	12.18% to 11.62%
2003	1.20% to 1.25%	747	12.22 to 12.21	9,125	0.00%	22.16% to 22.12%	(a)
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Funds SM– Common Stock Fund – Class Z
2007	0.95% to 1.90%	215,499	$ 15.45 to 14.35	$4,102,076	0.62%	8.89% to 7.84%
2006	0.95% to 1.90%	246,991	14.19 to 13.31	4,298,808	0.00%	14.22% to 13.13%
2005	0.95% to 1.90%	279,865	12.42 to 11.76	4,275,989	0.00%	10.95% to 9.89%
2004	0.95% to 1.90%	319,273	11.20 to 10.70	4,395,409	0.00%	8.91% to 7.87%
2003	0.95% to 1.90%	332,850	10.28 to 9.92	4,210,020	0.00%	37.38% to 36.07%

Wells Fargo Advantage Funds SM– Growth and Income Fund – Investor Class
2007	0.95% to 1.85%	20,646	8.00 to 7.49	162,231	0.58%	1.26% to 0.34%
2006	0.95% to 1.85%	21,787	7.90 to 7.47	169,326	0.28%	14.30% to 13.26%
2005	0.95% to 1.85%	36,681	6.91 to 6.59	251,415	0.41%	-2.74% to -3.62%
2004	0.95% to 1.85%	36,418	7.11 to 6.84	256,955	0.48%	7.85% to 6.87%
2003	0.95% to 1.85%	33,718	6.59 to 6.40	221,102	0.19%	23.26% to 22.14%

Wells Fargo Advantage Funds SM– Growth Fund – Investor Class
2007	0.95% to 1.45%	41,166	16.09 to 15.76	654,897	0.00%	26.20% to 25.56%
2006	0.95% to 1.45%	31,689	12.75 to 12.55	400,625	0.00%	6.71% to 6.17%
2005	0.95% to 1.45%	15,301	11.95 to 11.82	181,762	0.00%	7.96% to 7.42%
2004	0.95% to 1.45%	1,702	11.07 to 11.00	18,787	0.00%	11.50% to 10.93%

Wells Fargo Advantage Funds SM– Large Cap Growth Fund – Investor Class
2007	1.30%	67,345	28.52	1,920,567	0.00%	16.58%
2006	1.30%	78,113	24.46	1,910,814	0.00%	2.52%
2005	1.30%	86,404	23.86	2,061,588	0.00%	6.47%
2004	1.30%	89,847	22.41	2,013,457	0.00%	7.23%
2003	1.30%	104,342	20.90	2,180,594	0.00%	25.19%

Wells Fargo Advantage Funds SM– Mid Cap Growth Fund – Class Z
2007	0.95% to 1.50%	27,492	14.73 to 14.51	402,742	0.00%	17.49% to 16.84%
2006	0.95% to 1.50%	24,109	12.54 to 12.42	301,104	0.00%	12.71% to 12.08%
2005	0.95% to 1.50%	35,742	11.13 to 11.08	397,069	0.00%	11.25% to 10.80%	(a) (b)

2007 Reserves for annuity contracts in payout phase:				71,144

2007 Contract owners’ equity				$341,813,434

2006 Reserves for annuity contracts in payout phase				81,495

2006 Contract owners’ equity				$355,699,377

2005 Reserves for annuity contracts in payout phase:				82,830

2005 Contract owners’ equity				$348,541,242

2004 Reserves for annuity contracts in payout phase:				86,864

2004 Contract owners’ equity				$343,538,465

2003 Reserves for annuity contracts in payout phase:				86,845

2003 Contract owners’ equity				$328,058,126

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units. The inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(a)&(b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Management Report on Internal Control Over Financial Reporting

The management of Nationwide Life Insurance Company and subsidiaries (the Company) is responsible for the preparation and integrity of the consolidated financial statements and other financial information contained in this Annual Report on Form 10-K. The consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles, and where necessary, include amounts that are based on the best estimates and judgment of management. Management believes the consolidated financial statements present fairly the Company’s financial position and results of operations and that other financial data contained in the Annual Report on Form 10-K has been compiled in a manner consistent with the consolidated financial statements.

Our management is responsible for establishing and maintaining adequate internal control over financial reporting, as such term is defined in Rule 13a-15(f) under the Securities Exchange Act of 1934. Our internal control system was designed to provide reasonable assurance to management and our Board of Directors regarding the preparation and fair presentation of published financial statements. All internal control systems, no matter how well designed, have inherent limitations. Therefore, even those systems determined to be effective can provide only reasonable assurance with respect to the preparation and presentation of financial statements.

Our management assessed the effectiveness of the Company’s internal control over financial reporting as of December 31, 2007. In making this assessment, our management used the criteria set forth in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission. Based on those criteria, our management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2007.

Our independent registered public accounting firm, KPMG LLP, performed audits of the Company’s consolidated financial statements. Management has made available to KPMG LLP all of the Company’s financial records and related data.

Management also recognizes its responsibility for fostering a strong ethical business environment that ensures the Company’s affairs are conducted according to the highest standards of professional conduct, honesty and integrity. The Company’s Code of Conduct and Business Practices (Code), which is posted on the Company’s web site, reflects this responsibility. The Code addresses the necessity of ensuring open communication within the Company; potential conflicts of interest; marketing practices; compliance with all laws, including those relating to financial disclosure; and the confidentiality of proprietary information. The Company’s Office of Ethics and Business Practices is responsible for raising employee awareness of the Company’s Code and serves as a confidential resource for inquiries and reporting.

The Audit Committee of the Board of Directors of the Company, composed of independent directors pursuant to the New York Stock Exchange listing standards and rules of the Securities and Exchange Commission, meets periodically with the external and internal auditors, jointly and separately, to evaluate the effectiveness of work performed by them in discharging their respective responsibilities and to assure their independence and free access to the Audit Committee.

/s/ Mark R. Thresher
Name: Mark R. Thresher
Title: President and Chief Operating Officer
February 29, 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
February 29, 2008

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2007	2006	2005
Revenues:
Policy charges	$1,208.3	$1,132.6	$1,055.1
Premiums	291.7	308.3	260.0
Net investment income	1,975.8	2,058.5	2,105.2
Net realized investment (losses) gains	(166.2)	7.1	10.6
Other income	7.5	0.2	2.2

Total revenues	3,317.1	3,506.7	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Benefits and claims	479.3	450.3	377.5
Policyholder dividends	24.5	25.6	33.1
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	70.0	65.5	66.3
Other operating expenses	529.5	536.8	538.3

Total benefits and expenses	2,734.4	2,858.6	2,812.5

Income from continuing operations before federal income tax expense	582.7	648.1	620.6
Federal income tax expense	128.5	28.7	95.8

Income from continuing operations	454.2	619.4	524.8
Cumulative effect of adoption of accounting principle, net of taxes	(6.0)	—	—

Net income	$448.2	$619.4	$524.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2007	2006
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $24,021.2 and $25,197.2)	$23,933.4	$25,275.4
Equity securities (cost $69.6 and $28.5)	72.9	34.4
Mortgage loans on real estate, net	7,615.4	8,202.2
Short-term investments, including amounts managed by a related party	959.1	1,722.0
Other investments	1,330.8	1,292.9

Total investments	33,911.6	36,526.9

Cash	1.3	0.5
Accrued investment income	314.3	323.6
Deferred policy acquisition costs	3,997.4	3,758.0
Other assets	1,638.9	2,001.5
Separate account assets	69,676.5	67,351.9

Total assets	$109,540.0	$109,962.4

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$31,998.4	$34,409.4
Short-term debt	285.3	75.2
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,642.6	2,980.2
Separate account liabilities	69,676.5	67,351.9

Total liabilities	105,302.8	105,516.7

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,049.5	4,138.8
Accumulated other comprehensive (loss) income	(90.5)	28.7

Total shareholder’s equity	4,237.2	4,445.7

Total liabilities and shareholder’s equity	$109,540.0	$109,962.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2004	$3.8	$274.4	$3,554.6	$393.8	$4,226.6
Dividends to NFS	—	—	(185.0)	—	(185.0)

Comprehensive income:
Net income	—	—	524.8	—	524.8
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.6

Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2
Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7
Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2007	2006	2005
Cash flows from operating activities:
Net income	$448.2	$619.4	$524.8
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains)	166.2	(7.1)	(10.6)
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Capitalization of deferred policy acquisition costs	(612.6)	(569.6)	(460.5)
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Amortization and depreciation	22.3	46.6	65.6
Decrease (increase) in other assets	410.5	(298.0)	591.0
(Decrease) increase in policy and other liabilities	(230.3)	228.8	(511.4)
Other, net	8.5	0.1	(114.9)

Net cash provided by operating activities	1,843.9	1,800.6	1,881.3

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,379.8	5,128.6	4,198.5
Proceeds from sale of securities available-for-sale	4,657.5	2,267.3	2,619.7
Proceeds from repayments or sales of mortgage loans on real estate	2,467.7	2,430.8	2,854.6
Cost of securities available-for-sale acquired	(8,008.3)	(5,658.9)	(6,924.1)
Cost of mortgage loans on real estate originated or acquired	(1,887.0)	(2,180.4)	(2,524.9)
Net decrease (increase) in short-term investments	762.9	(125.4)	56.9
Collateral (paid) received - securities lending, net	(175.6)	(332.6)	36.6
Other, net	(68.6)	52.1	121.6

Net cash provided by investing activities	2,128.4	1,581.5	438.9

Cash flows from financing activities:
Net increase (decrease) in short-term debt	210.1	(167.1)	27.3
Cash dividends paid to NFS	(537.5)	(375.0)	(185.0)
Investment and universal life insurance product deposits	3,586.1	3,400.8	2,845.4
Investment and universal life insurance product withdrawals	(7,230.2)	(6,241.2)	(5,022.5)

Net cash used in financing activities	(3,971.5)	(3,382.5)	(2,334.8)

Net increase (decrease) in cash	0.8	(0.4)	(14.6)
Cash, beginning of period	0.5	0.9	15.5

Cash, end of period	$1.3	$0.5	$0.9

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2007, 2006 and 2005

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2007 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers; and Mullin TBG Insurance Agency Services, LLC, a joint venture between NFS’ majority-owned subsidiary, TBG Insurance Services Corporation d/b/a TBG Financial, and MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

As of December 31, 2007 and 2006, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2006 and 2005 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows, such as certain mortgage-backed and asset-backed securities,. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. The company also utilized broker quotes in pricing securities or to validate modeled prices. As of December 31, 2007, 70% of the fair values of fixed maturity securities were obtained from independent pricing services, 17% from the Company’s pricing matrices and 13% from other sources compared to 71%, 20% and 9%, respectively, in 2006.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2007, the Company’s largest exposure to any single borrower, region and property type was 2%, 24% and 33%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 26% and 33%, respectively, as of December 31, 2006.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC are subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b) to the audited consolidated financial statements included in the F pages of this report.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. This assumption, like others, is reviewed as part of the annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate. The reversion to the mean process is based on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of current year assumption changes.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed time period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of current year assumption changes.

At the end of the second quarter of 2007, the Company determined as part of its analysis of DAC that the overall profitability of separate account products is expected to exceed previous estimates due to favorable financial market trends. Accordingly, the Company unlocked its DAC assumptions after completing a comprehensive review of assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review covered all assumptions including expected separate account investment returns, lapse rates, mortality and expenses. Additionally, while the Company estimates that the overall profitability of its variable products has improved, it also expects the long-term net growth in separate account investment performance to moderate. As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%. The Company unlocked assumptions, as appropriate, for all investment products and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events. Therefore, in the second quarter of 2007, the Company recorded a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%); and increasing estimated lapse rates for fixed annuity and bank-owned life insurance products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature results in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, existing DAC and other related balances were eliminated resulting in a $135.0 million pre-tax charge.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 6% in 2007 (8% in 2006 and 10% in 2005) of the Company’s life insurance in force, 48% of the number of life insurance policies in force in 2007 (50% in 2006 and 52% in 2005) and 7% of life insurance statutory premiums in 2007 (5% in 2006 and 5% in 2005). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(k) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its condensed consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006	2005
Other operating expenses	$2.8	$5.0	$(0.5)
Net income	(1.9)	(3.1)	0.3
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(3)	Recently Issued Accounting Standards
In December 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company currently is evaluating the impact of adopting SFAS 141R.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company currently is evaluating the impact of adopting SFAS 160.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FASB Staff Position (FSP) SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company will elect adoption of SFAS 159 for certain financial instruments effective January 1, 2008, which is not expected to have a material impact on the Company’s financial position or results of operations. The Company will assess election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

(4)	Fair Value of Financial Instruments
Assets and liabilities that are presented at fair value in the consolidated balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts, securities lending collateral and derivative financial instruments. Those financial assets and liabilities not presented at fair value are discussed below.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2007		2006
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,615.4	$7,659.9	$8,202.2	$8,060.7
Policy loans	687.9	687.9	639.2	639.2

Liabilities
Investment contracts	(24,671.0)	(23,084.7)	(27,124.7)	(25,455.2)
Short-term debt	(285.3)	(285.3)	(75.2)	(75.2)
Long-term debt, payable to NFS	(700.0)	(751.3)	(700.0)	(809.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2007 and 2006, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2007. As of December 31, 2007 and 2006, the Company’s net amount at risk was $519.9 million and $562.4 million before reinsurance, respectively, and $317.2 million and $193.0 million net of reinsurance, respectively. As of December 31, 2007 and 2006, the Company’s reserve for GMDB claims was $47.4 million and $29.3 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2007 and 2006, the net balance of the embedded derivatives for living benefits was a liability of $91.9 million and an asset of $23.7 million, respectively.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2007, 2006 and 2005, a net loss of $2.4 million, a net gain of $2.9 million and a net gain of $4.1 million, respectively, were recognized in net realized investment gains and losses. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2007, 2006 and 2005, the ineffective portion of cash flow hedges was a net loss of $1.4 million, a net loss of $1.5 million and a net gain of $3.1 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2007, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 included net losses of $12.4 million, $0.5 million and $9.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included net losses of $51.8 million (recorded as a $41.7 million net realized loss, net investment income of $2.6 million and annuity expense of $12.7 million) and $11.4 million (recorded as net investment income of $10.7 million and annuity expense of $22.1 million) for the years ended December 31, 2007 and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2007, 2006 and 2005, net losses of $0.5 million, $10.6 million and $80.7 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded in net realized investment gains and losses to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2007 compared to $14.1 million and $78.3 million during the years ended December 31, 2006 and 2005, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2007	2006
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,692.9	$1,930.5
Pay variable/receive fixed rate swaps hedging investments	21.0	60.4
Pay fixed/receive variable rate swaps hedging liabilities	1,120.7	1,048.8
Pay variable/receive fixed rate swaps hedging liabilities	343.1	—
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	375.5	452.9
Hedging foreign currency denominated liabilities	1,144.1	1,137.1
Credit default swaps	300.3	376.8
Other non-hedging instruments	518.1	101.8
Equity option contracts	2,361.8	1,640.7
Interest rate futures contracts	371.3	214.2

Total	$8,248.8	$6,963.2

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
Agencies not backed by the full faith and credit of the U. S. Government	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2007. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,389.8	$1,392.5
Due after one year through five years	6,267.3	6,375.0
Due after five years through ten years	3,732.8	3,758.7
Due after ten years	3,140.3	3,126.3

Subtotal	14,530.2	14,652.5
Mortgage-backed securities	5,855.9	5,788.8
Asset-backed securities	3,635.1	3,492.1

Total	$24,021.2	$23,933.4

The following table presents the components of net unrealized (losses) gains on securities available-for-sale as of December 31:

(in millions)	2007	2006
Net unrealized (losses) gains, before adjustments and taxes	$(84.5)	$84.1
Adjustment to DAC	87.1	83.3
Adjustment to future policy benefits and claims	(77.7)	(83.1)
Deferred federal income tax benefit (expense)	26.1	(29.5)

Net unrealized (losses) gains	$(49.0)	$54.8

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2007	2006	2005
Fixed maturity securities	$(166.0)	$(161.0)	$(704.1)
Equity securities	(2.6)	(1.1)	(3.4)

Net decrease	$(168.6)	$(162.1)	$(707.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
Agencies not backed by the full faith and credit of the U.S. Government	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of gross unrealized losses		53%		47%

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary. This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer. As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $231.3 million, or 47% of the Company’s total unrealized losses. Of this total, $209.3 million, or 90%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As noted in the table above, the majority of the increases in the Company’s unrealized losses from December 31, 2006 to December 31, 2007 were attributable to corporate securities and asset-backed securities (ABSs). These increased loss positions primarily were driven by the combined impacts of interest rate movements, volatility in investment quality ratings and credit spreads, and illiquid markets.

As of December 31, 2007, 69% of the Company’s corporate securities in unrealized loss positions, or $150.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade corporate securities, 57%, or $84.9 million, have been in an unrealized loss position for more than one year, but 87% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s corporate securities in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

As of December 31, 2007, 100% of the Company’s ABSs in unrealized loss positions, or $174.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade ABSs, 72%, or $126.9 million, have been in an unrealized loss position for less than one year, but 33% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s ABSs in unrealized loss positions that have been in loss positions for more than one year, 57% have ratios of estimated fair value to amortized cost of at least 90%.

For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total

99.9% - 95.0%	$55.2	$93.5	$148.7	$13.1	$5.2	$18.3	$68.3	$98.7	$167.0
94.9% - 90.0%	49.9	84.6	134.5	13.2	4.4	17.6	63.1	89.0	152.1
89.9% - 85.0%	34.6	19.2	53.8	3.1	6.3	9.4	37.7	25.5	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.9	5.8	20.7	75.4	11.6	87.0

Total	$216.5	$209.3	$425.8	$47.3	$21.9	$69.2	$263.8	$231.2	$495.0

As noted in the table above, as of December 31, 2007, 64% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 86% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. The NAIC assigns designations to publicly traded and privately placed securities. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 94% were in the two highest NAIC Designations as of December 31, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006
NAIC designation[1]	Rating agency equivalent designation[2]	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$16,765.5	$16,662.7	$17,433.9	$17,426.3
2	Baa	5,730.3	5,784.3	6,117.2	6,175.8
3	Ba	1,101.6	1,078.3	1,024.8	1,033.6
4	B	325.0	316.8	590.4	596.6
5	Caa and lower	60.2	52.7	12.6	20.3
6	In or near default	38.6	38.6	18.3	22.8

	Total	$24,021.2	$23,933.4	$25,197.2	$25,275.4

[1]	NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

[2]	Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.
Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,199.5 and $1,953.6, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $755.7 and $707.1, respectively. As of December 31, 2007, 100.0% and 91.7% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 56.5% and 70.9% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $4.65 billion, $2.27 billion and $2.62 billion, respectively. During 2007, gross gains of $70.0 million ($61.6 million and $71.9 million in 2006 and 2005, respectively) and gross losses of $70.2 million ($64.1 million and $22.6 million in 2006 and 2005, respectively) were realized on those sales.

Real estate held for use was $17.8 million and $38.8 million as of December 31, 2007 and 2006, respectively. These assets are carried at cost less accumulated depreciation, which was $3.6 million and $15.1 million as of December 31, 2007 and 2006, respectively. There was no real estate held for sale as of December 31, 2007 compared to real estate held for sale with a carrying value of $16.0 million as of December 31, 2006.

The carrying value of commercial mortgage loans on real estate considered to be impaired was $7.4 million as of December 31, 2007 ($17.5 million as of December 31, 2006), for which the related valuation allowance was $3.0 million ($12.3 million as of December 31, 2006). No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value. During 2007, the average carrying value of impaired mortgage loans on real estate was $3.7 million ($3.5 million in 2006). Interest income on those loans, which is recognized on a cash basis, was $0.4 million in 2007 ($1.9 million in 2006).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2007	2006	2005
Allowance, beginning of period	$34.3	$31.1	$33.3
Net (reductions) additions to allowance	(11.2)	3.2	(2.2)

Allowance, end of period	$23.1	$34.3	$31.1

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2007	2006	2005
Total realized gains on sales, net of hedging losses	$65.4	$88.8	$75.6
Total realized losses on sales, net of hedging gains	(79.9)	(64.8)	(22.9)
Total other-than-temporary and other investment impairments	(116.4)	(17.1)	(36.8)
Credit default swaps	(7.5)	(1.1)	(7.5)
Periodic net coupon settlements on non-qualifying derivatives	1.7	1.9	1.1
Other derivatives	(29.5)	(0.6)	1.1

Net realized investment (losses) gains	$(166.2)	$7.1	$10.6

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2007	2006	2005
Securities available-for-sale:
Fixed maturity securities	$1,370.5	$1,419.2	$1,466.2
Equity securities	4.0	2.6	2.4
Mortgage loans on real estate	512.6	535.4	577.3
Short-term investments	28.7	47.3	18.8
Other	124.3	120.9	97.8

Gross investment income	2,040.1	2,125.4	2,162.5
Less investment expenses	64.3	66.9	57.3

Net investment income	$1,975.8	$2,058.5	$2,105.2

Fixed maturity securities with an amortized cost of $8.3 million and $8.1 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2007 and 2006, the Company had received $551.9 million and $802.3 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2007 and 2006. As of December 31, 2007 and 2006, the Company had loaned securities with a fair value of $541.2 million and $778.6 million, respectively.

As of December 31, 2007 and 2006, the Company had received $245.4 million and $171.0 million, respectively, of cash for derivative collateral. The Company also held $18.5 million and $12.8 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had pledged fixed maturity securities with a fair value of $18.8 million as collateral to various derivative counterparties compared to none as of December 31, 2006.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2007			2006
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,082.6	$18.7	62	$9,231.4	$33.9	60
Reset	17,915.0	61.1	64	17,587.0	47.5	63
Ratchet	15,789.2	132.2	66	13,481.0	30.3	66
Rollup	467.0	8.4	71	538.4	11.3	70
Combo	2,555.5	47.0	68	2,588.7	28.9	68

Subtotal	45,809.3	267.4	66	43,426.5	151.9	65
Earnings enhancement	519.2	49.8	62	477.8	41.1	61

Total - GMDB	$46,328.5	$317.2	65	$43,904.3	$193.0	64

GMAB[2]:
5 Year	$2,985.6	$4.6	N/A	$2,131.1	$0.1	N/A
7 Year	2,644.1	6.2	N/A	1,865.7	0.1	N/A
10 Year	927.3	1.3	N/A	784.0	—	N/A

Total - GMAB	$6,557.0	$12.1	N/A	$4,780.8	$0.2	N/A

GMIB[3]:
Ratchet	$425.2	$—	N/A	$450.6	$—	N/A
Rollup	1,119.9	—	N/A	1,187.1	—	N/A
Combo	0.3	—	N/A	0.5	—	N/A

Total - GMIB	$1,545.4	$—	N/A	1,638.2	$—	N/A

GLWB:
L.inc	$2,865.8	$—	N/A	$993.8	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.77 billion and $2.95 billion as of December 31, 2007 and 2006, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2007	2006
Mutual funds:
Bond	$5,143.6	$4,467.3
Domestic equity	31,217.7	29,808.4
International equity	3,987.3	3,420.5

Total mutual funds	40,348.6	37,696.2
Money market funds	1,728.2	1,414.4

Total	$42,076.8	$39,110.6

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and 2006:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 7.0% and 8.0% as of December 31, 2007 and 2006, respectively
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2007	2006
$800.0 million commercial paper program	$199.7	$—
$350.0 million securities lending program facility	85.6	75.2

Total short-term debt	$285.3	$75.2

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2007, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2007 and 2006. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $199.7 million of commercial paper outstanding at December 31, 2007 at a weighted average interest rate of 4.39% and no commercial paper outstanding at December 31, 2006.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (4.60% and 5.32% as of December 31, 2007 and 2006, respectively). NLIC had $85.6 million and $75.2 million outstanding under this agreement as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $15.0 million, $11.7 million and $11.5 million in 2007, 2006 and 2005, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2007	2006
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2007, 2006 and 2005. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of subsidiaries.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its eligible subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2007	2006
Deferred tax assets:
Future policy benefits	$622.0	$607.8
Other	213.2	138.6

Gross deferred tax assets	835.2	746.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	828.2	739.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,112.6	1,022.2
Other	130.8	173.9

Gross deferred tax liabilities	1,243.4	1,196.1

Net deferred tax liability	$415.2	$456.7

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2007, 2006 and 2005.

The Company’s current federal income tax asset was $12.7 million and $12.6 million as of December 31, 2007 and 2006, respectively.

Total federal income taxes paid (refunded) were $99.1 million, $(4.3) million and $182.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 14 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2007	2006	2005
Current	$106.5	$(61.8)	$90.6
Deferred	22.0	90.5	5.2

Federal income tax expense	$128.5	$28.7	$95.8

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2007		2006		2005
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$204.0	35.0	$226.8	35.0	$217.2	35.0
DRD	(61.0)	(10.5)	(67.5)	(10.4)	(107.5)	(17.3)
Reserve release	—	—	(110.9)	(17.1)	—	—
Other, net	(14.5)	(2.4)	(19.7)	(3.1)	(13.9)	(2.3)

Total	$128.5	22.1	$28.7	4.4	$95.8	15.4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2007, NLIC paid dividends of $537.5 million to NFS, including a $242.5 million extraordinary dividend paid after obtaining approval from the ODI. NLIC’s statutory capital and surplus as of December 31, 2007 was $2.50 billion, and statutory net income for 2007 was $309.0 million. As of January 1, 2008, NLIC could not pay dividends to NFS without obtaining prior approval. As of April 2008, NLIC will be able to pay dividends to NFS totaling $246.5 million upon providing prior notice to the ODI. On February 20, 2008, NLIC declared a dividend of $246.5 million payable to NFS in April 2008. NLIC will provide notice to the ODI before paying this dividend to NFS.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2007	2006	2005
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(276.3)	$(171.3)	$(687.2)
Net adjustment to deferred policy acquisition costs	3.8	40.9	187.0
Net adjustment to future policy benefits and claims	5.4	21.5	17.0
Related federal income tax benefit	93.3	38.1	169.1

Net unrealized losses	(173.8)	(70.8)	(314.1)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	107.7	9.2	(20.3)
Related federal income tax (benefit) expense	(37.7)	(3.2)	7.1

Net reclassification adjustment	70.0	6.0	(13.2)

Other comprehensive loss on securities available-for-sale	(103.8)	(64.8)	(327.3)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(17.2)	(0.2)	41.7
Related federal income tax benefit (expense)	6.0	0.1	(14.6)

Other comprehensive (loss) income on cash flow hedges	(11.2)	(0.1)	27.1

Other net unrealized losses	(4.2)	—	—

Total other comprehensive loss	$(119.2)	$(64.9)	$(300.2)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2007, 2006 and 2005.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $13.5 million, $19.9 million and $16.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2007, 2006 and 2005.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $7.3 million, $6.6 million and $6.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2007, 2006 and 2005, the Company made payments to NMIC and NSC totaling $285.6 million, $261.7 million and $274.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.90 billion and $5.48 billion as of December 31, 2007 and 2006, respectively. Total revenues from these contracts were $130.8 million, $133.4 million and $136.2 million for the years ended December 31, 2007, 2006 and 2005, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109.7 million, $110.7 million and $107.3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2007, 2006 and 2005, the Company made lease payments to NMIC of $23.0 million, $19.3 million and $18.7 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2007, 2006 and 2005 were $317.6 million, $430.8 million and $429.5 million, respectively, while benefits, claims and expenses ceded during these years were $348.1 million, $470.4 million and $398.8 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2007 and 2006, customer allocations to NFG funds totaled $21.41 billion and $18.26 billion, respectively. For the years ended December 31, 2007, 2006 and 2005, NFG paid the Company $76.9 million, $64.4 million and $51.6 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $20.1 million, $28.3 million and $26.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2007 and 2006, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2007, 2006 and 2005, the most the Company had outstanding at any given time was $178.2 million, $191.5 million and $55.3 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $368.2 million and $601.3 million as of December 31, 2007 and 2006, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2007, 2006 and 2005 were $59.5 million, $58.1 million and $59.0 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $9.4 million, $6.9 million and $2.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. There were no payments (from) to NMIC for the year ended December 31, 2007 compared to $(15.3) million and $45.0 million for the years ended December 31, 2006 and 2005, respectively. These payments related to tax years prior to deconsolidation.

In 2007, 2006 and 2005, NLIC paid dividends to NFS totaling $537.5 million, $375.0 million and $185.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 20, 2007, NLIC and NRS were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period. The class period is the date from which NLIC and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided. The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement. The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled. On January 9, 2008, NLIC and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division. On January 16, 2008, NLIC and NRS filed a motion to dismiss. On January 24, 2008, the plaintiffs filed a motion to remand. The motions have been fully briefed. NLIC and NRS intend to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On October 12, 2007, NLIC filed a motion to dismiss. The motion has been fully briefed. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On October 25, 2007, NFS, NLIC and NRS filed their opposition to the plaintiff’s motion. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment. The court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims. However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions. The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. The plaintiff appealed the District Court’s decision, and the issues have been fully briefed. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with the requirements of FIN 48. See Note 3 for a summary of the provisions of FIN 48. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

(15)	Guarantees
Since 2001, the Company has sold $677.2 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2007, the Company held guarantee reserves totaling $6.0 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.28 billion. The Company does not anticipate making any payments related to these guarantees.

As of December 31, 2007, the Company held stabilization reserves of $1.6 million as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(16)	Variable Interest Entities
As of December 31, 2007 and 2006, the Company had relationships with 19 and 18 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. Each VIE is a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $465.7 million and $445.5 million as of December 31, 2007 and 2006, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2007	2006
Other long-term investments	$434.1	$432.5
Short-term investments	31.9	33.7
Other assets	38.1	37.8
Other liabilities	(38.4)	(58.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2007 and 2006 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $201.3 million and $68.9 million as of December 31, 2007 and 2006, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses[1]	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses[1]	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains[1]	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Non-operating net realized investment gains[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	557.7	444.8	182.4	146.1	1,331.0
Benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.3	538.3

Total benefits and expenses	1,229.0	673.8	681.0	228.7	2,812.5

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.7	$620.6

Less: non-operating net realized investment gains[1]	—	—	—	(9.5)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$81.2

Assets as of year end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2007 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$124.7	$124.7
Agencies not backed by the full faith and credit of the U.S. Government	406.1	467.3	467.3
Obligations of states and political subdivisions	245.3	244.2	244.2
Foreign governments	40.0	42.4	42.4
Public utilities	1,345.3	1,358.8	1,358.8
All other corporate	21,873.7	21,696.0	21,696.0

Total fixed maturity securities available-for-sale	24,021.2	23,933.4	23,933.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	15.5	18.5	18.5
Industrial, miscellaneous and all other	2.3	1.6	1.6
Nonredeemable preferred stocks	51.8	52.8	52.8

Total equity securities available-for-sale	69.6	72.9	72.9

Mortgage loans on real estate, net	7,619.2		7,615.4	[1]
Real estate, net:
Investment properties	11.1		8.6	[2]
Acquired in satisfaction of debt	10.4		9.2	[2]

Total real estate, net	21.5		17.8

Policy loans	687.9		687.9
Other long-term investments	625.1		625.1
Short-term investments, including amounts managed by a related party	965.4		959.1	[3]

Total investments	$34,009.9		$33,911.6

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to unrealized gains and/or losses from securities lending.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2007
Individual Investments	$609.1	$653.9	$287.1	191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	81.6

Total	$2,105.2	$1,741.6	$466.3	$604.6

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance [1]	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2007, 2006 and 2005 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

[1]	Amounts represent transfers to real estate owned and recoveries.

SIGNATURES

Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NATIONWIDE LIFE INSURANCE COMPANY (Registrant)

Date: February 29, 2008	By	/s/ W.G. Jurgensen
W.G. Jurgensen, Chief Executive Officer
Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arden L. Shisler	February 20, 2008	/s/ W.G. Jurgensen	February 29, 2008

Arden L. Shisler, Chairman of the Board	Date	W.G. Jurgensen, Chief Executive Officer and Director	Date

/s/ Joseph A. Alutto	February 20, 2008	/s/ James G. Brocksmith, Jr.	February 20, 2008

Joseph A. Alutto, Director	Date	James G. Brocksmith, Jr., Director	Date

/s/ Keith W. Eckel	February 20, 2008	/s/ Lydia M. Marshall	February 20, 2008

Keith W. Eckel, Director	Date	Lydia M. Marshall, Director	Date

/s/ Donald L. McWhorter	February 20, 2008	/s/ David O. Miller	February 20, 2008

Donald L. McWhorter, Director	Date	David O. Miller, Director	Date

/s/ Martha Miller de Lombera	February 20, 2008	/s/ James F. Patterson	February 20, 2008

Martha Miller de Lombera, Director	Date	James F. Patterson, Director	Date

/s/ Gerald D. Prothro	February 20, 2008	/s/ Alex Shumate	February 20, 2008

Gerald D. Prothro, Director	Date	Alex Shumate, Director	Date

/s/ Mark R. Thresher	February 29, 2008	/s/ Timothy G. Frommeyer	February 29, 2008

Mark R. Thresher, President and Chief Operating Officer	Date	Timothy G. Frommeyer, Senior Vice President – Chief Financial Officer	Date

Exhibit Index

Exhibit
3.1
Amended Articles of Incorporation of Nationwide Life Insurance Company, dated February 3, 2000 (previously filed as Exhibit 3.1 to Form 10-K, Commission File Number 2-64559, filed March 24, 2003, and incorporated herein by reference)

3.2
Amended and Restated Code of Regulations of Nationwide Life Insurance Company (previously filed as Exhibit 3.2 to Form 10-K, Commission File Number 2-64559, filed March 1, 2007, and incorporated herein by reference)

10.1
Tax Sharing Agreement effective as of January 1, 2008 among Nationwide Financial Services, Inc. and any company that in the future becomes a subsidiary of Nationwide Financial Services, Inc. if eligible under the Internal Revenue Code (previously filed as Exhibit 99.1 to Form 8-K, Commission File Number 1-12785, filed January 29, 2008, and incorporated herein by reference)

10.2
Form of Tax Sharing Agreement dated as of October 1, 2002 among Nationwide Life Insurance Company and any corporation that may hereafter be a subsidiary of Nationwide Life Insurance Company (previously filed as Exhibit 10.4 to Form 10-K, Commission File Number 1-12785, filed March 11, 2004, and incorporated herein by reference)

10.3
Form of Amended and Restated Cost Sharing Agreement among parties named therein (previously filed as Exhibit 10.3 to Form 10-K, Commission File Number 1-12785, filed March 14, 2003, and incorporated herein by reference)

10.4
Amended and Restated Five-Year Credit Agreement, dated December 31, 2007, among Nationwide Financial Services, Inc., Nationwide Life Insurance Company, Nationwide Mutual Insurance Company, the banks party thereto and Wachovia Bank, National Association, as syndication agent, and Citicorp USA, Inc. as agent (previously filed as Exhibit 10.7 to Form 10-K, Commission File Number 1-12785, filed February 29, 2007, and incorporated herein by reference)

10.5
Form of Lease Agreement between Nationwide Mutual Insurance Company, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide Financial Services, Inc. (previously filed as Exhibit 10.7 to Form S-1/A, Registration Number 333-18531, filed February 25, 1997, and incorporated herein by reference)

10.6*
General Description of Nationwide Performance Incentive Plan (previously filed as Exhibit 10.9 to Form 10-K, Commission File Number 333-18527, filed March 29, 2001, and incorporated herein by reference)

10.7*
Form of Amended and Restated Nationwide Office of Investments Incentive Plan dated as of October 7, 2003 (previously filed as Exhibit 10.13 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.8*
Nationwide Excess Benefit Plan effective as of January 1, 2000 (previously filed as Exhibit 10.14 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.9*
Nationwide Supplemental Retirement Plan As Amended and Restated effective January 1, 2000 (previously filed as Exhibit 10.1 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.10*	Nationwide Severance Pay Plan effective as of March 1, 2003 (previously filed as Exhibit 10.16 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.11*
Nationwide Supplemental Defined Contribution Plan effective as of January 1, 2005 (previously filed as Exhibit 10.17 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.12*
Nationwide Individual Deferred Compensation Plan, as Amended and Restated, effective as of January 1, 2005 (previously filed as Exhibit 10.18 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.13*
Nationwide Board of Directors Deferred Compensation Plan, as Amended and Restated, effective as of January 1, 2005 (previously filed as Exhibit 10.19 to Form 10-K, Commission File Number 1-12785, filed March 1, 2005, and incorporated herein by reference)

10.14
Investment Agency Cost Allocation Agreement dated October 30, 2002 between Nationwide Life Insurance Company and Nationwide Cash Management Company (previously filed as Exhibit 10.22 to Form 10-K, Commission File Number 1-12785, filed March 11, 2004, and incorporated herein by reference)

10.15
Master Repurchase Agreement between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, and Nationwide Mutual Insurance Company and certain of its Subsidiaries and affiliates (previously filed as Exhibit 10.20 to Form 10-K, Commission File Number 333-18527, filed March 29, 2000, and incorporated herein by reference)

10.16*
Employment letter agreement between Nationwide Financial Services, Inc. and John Carter dated October 27, 2005 (previously filed as Exhibit 10.1 Form 10-Q, Commission File Number 1-12785, filed November 3, 2005, and incorporated herein by reference)

10.17*	Summary of terms of employment of Timothy G. Frommeyer (previously filed as Exhibit 10.2 to Form 10-Q, Commission File Number 1-12785, filed November 3, 2005, and incorporated herein by reference)

10.18
Form of Employee Leasing Agreement, dated July 1, 2000, between Nationwide Mutual Insurance Company and Nationwide Financial Services, Inc. (previously filed as Exhibit 10.35 to Form 10-Q, Commission File Number 1-12785, filed May 11, 2001, and incorporated herein by reference)

10.19
Form of Surplus Note, dated December 17, 2001, between Nationwide Financial Services, Inc. and Nationwide Life Insurance Company (previously filed as Exhibit 10.32 to Form 10-K, Commission File Number 2-64559, filed March 23, 2003, and incorporated herein by reference)

10.20
Form of Surplus Note, dated June 26, 2002, between Nationwide Financial Services, Inc. and Nationwide Life Insurance Company (previously filed as Exhibit 10.33 to Form 10-K, Commission File Number 2-64559, filed March 23, 2003, and incorporated herein by reference)

10.21
Form of Surplus Note, dated December 23, 2003, between Nationwide Financial Services, Inc. and Nationwide Life Insurance Company (previously filed as Exhibit 10.34 to Form 10-K, Commission File Number 2-64559, filed March 11, 2004, and incorporated herein by reference)

10.22*
Employment Offer Letter Agreement between Nationwide Financial Services, Inc. and Gail Snyder dated November 28, 2005 (previously filed as Exhibit 10.49 to Form 10-K, Commission File Number 1-12785, filed March 1, 2006, and incorporated herein by reference)

10.23*	Offer Letter for Anne L. Arvia, dated June 30, 2006 (previously filed as Exhibit 10.2 to Form 10-Q, Commission File Number 1-12785, filed August 3, 2006, and incorporated herein by reference)

10.24*	Offer Letter for William Jackson, dated August 21, 2006 (previously filed as Exhibit 10.1 to Form 10-Q, Commission File Number 1-12785, filed November 3, 2006, and incorporated herein by reference)

10.25*	Offer Letter for James Lyski, dated August 30, 2006 (previously filed as Exhibit 10.2 to Form 10-Q, Commission File Number 1-12785, filed November 3, 2006, and incorporated herein by reference)

10.26*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Larry Hilsheimer (previously filed as Exhibit 10.49 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.27*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Terri L. Hill (previously filed as Exhibit 10.50 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.28*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and James Lyski (previously filed as Exhibit 10.51 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.29*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Michael C. Keller (previously filed as Exhibit 10.52 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.30*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Patricia R. Hatler (previously filed as Exhibit 10.53 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.31*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Financial Services, Inc. and Mark R. Thresher (previously filed as Exhibit 99.1 to Form 8-K, Commission File Number 1-12785, filed February 19, 2008, and incorporated herein by reference)

10.32*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and Stephen S. Rasmussen (previously filed as Exhibit 10.55 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.33*
Executive Severance Agreement, dated January 1, 2008, between Nationwide Mutual Insurance Company and W.G. Jurgensen (previously filed as Exhibit 99.2 to Form 8-K, Commission File Number 1-12785, filed February 19, 2008, and incorporated herein by reference)

10.34*
First Amendment to the Nationwide Individual Deferred Compensation Plan, as amended and restated, effective as of January 1, 2005 (previously filed as Exhibit 10.58 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.35*
Second Amendment to the Nationwide Individual Deferred Compensation Plan, as amended and restated, effective as of January 1, 2005 (previously filed as Exhibit 10.59 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

10.36*
Third Amendment to the Nationwide Individual Deferred Compensation Plan, as amended and restated (now known as the Nationwide Officer Deferred Compensation Plan), effective as of January 1, 2005 (previously filed as Exhibit 10.60 to Form 10-K, Commission File Number 1-12785, filed February 29, 2008, and incorporated herein by reference)

18.1
Letter regarding change in accounting principle from KPMG LLP related to annual goodwill impairment testing (previously filed as Exhibit 18 to Form 10-Q, Commission File Number 1-12785, filed November 12, 2003, and incorporated herein by reference)

18.2
Letter regarding change in accounting principle from KPMG LLP related to accrued legal expenses (previously filed as Exhibit 18.1 to Form 10-Q, Commission File Number 1-12785, filed August 2, 2007, and incorporated herein by reference)

31.1	Certification of W.G. Jurgensen pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 302 of the Sarbanes-Oxley Act of 2002

31.2	Certification of Timothy G. Frommeyer pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 302 of the Sarbanes-Oxley Act of 2002

32.1
Certification of W.G. Jurgensen pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (this exhibit is intended to be furnished in accordance with Regulation S-K, Item 601(b)(32)(ii) and shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 or incorporated by reference into any document filed under the Securities Act of 1933, except as shall be expressly set forth by specific reference to such filing)

32.2
Certification of Timothy G. Frommeyer pursuant to 18 U.S.C. section 1350, as adopted pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (this exhibit is intended to be furnished in accordance with Regulation S-K, Item 601(b)(32)(ii) and shall note be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 or incorporated by reference into any document filed under the Securities Act of 1933, except as shall be expressly set forth by specific reference to such filing)

*	Management Compensatory Plan
All other exhibits referenced by Item 601 of Regulation S-K are not required under the related instructions or are inapplicable and therefore have been omitted.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	All financial statements are included in Parts A and B of the Registration Statement:

Nationwide Variable Account:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2007.

Statements of Operations for the year
ended December 31, 2007.

Statements of Changes in Contract
Owners' Equity for the years ended
December 31, 2007 and 2006.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2007 and 2006.

Consolidated Statements of Income for the
years ended December 31, 2007, 2006 and
2005.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31,
2007, 2006 and 2005.

Consolidated Statements of Cash Flows for
the years ended December 31, 2007, 2006
and 2005.

Notes to Consolidated Financial Statements.

Financial Statement Schedules

(b) Exhibits

(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant *

(2)	Not Applicable

(3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter**

(4)	The form of the variable annuity contract*

(5)	Variable Annuity Application*

(6)	Articles of Incorporation of Depositor*

(7)	Not Applicable

(8)	Fund Participation Agreements –

1.	Fund Participation Agreement with AIM filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

2.	Fund Participation Agreement with American Century filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

3.
Fund Participation Agreement with Credit Suisse filed on April 22, 2008, with Post-Effective Amendment No. 21 (File No. 033-60063) as exhibit 26(h) and hereby incorporated by reference.  NEBA ONLY:  Fund Participation Agreement with Credit Suisse is currently being filed as exhibit 26(h).

4.	Fund Participation Agreement with Dreyfus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

5.	Fund Participation Agreement with Evergreen filed on April 24, 2008, with Post-Effective Amendment No. 18 (File No. 333-21909) as exhibit 26(h) and hereby incorporated by reference.

6.	Fund Participation Agreement with Federated filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

7.	Fund Participation Agreement with Fidelity filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

8.	Fund Participation Agreement with Franklin filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

9.	Fund Participation Agreement with Janus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

10.	Fund Participation Agreement with Lazard is currently being filed as exhibit 26(h).

11.	Fund Participation Agreement with MFS®/Massachusetts filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

12.	Fund Participation Agreement with Nationwide (NVIT) filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

13.
Fund Participation Agreement with Neuberger Berman/Lehman Brothers filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

14.	Fund Participation Agreement with Oppenheimer filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

15.	Fund Participation Agreement with Wells Fargo filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

(9)	Opinion of Counsel*

(10)       Consent of Independent Registered Public Accounting Firm – Attached hereto

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

*Filed previously with this Registration Statement (1933 act File No. 2–58043) and hereby incorporated by reference.

**Filed previously with Post-Effective Amendment No. 36 to the Registration Statement (1933 Act File No. 2-58043) and hereby incorporated by reference.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Investments and Strategy	Robert A. Rosholt
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President-and Secretary	Thomas E. Barnes
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                  Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a resinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
FARMLAND MUTUAL INSURANCE COMPANY
F & B, INC.
NATIONWIDE CORPORATION
RETENTION ALTERNATIVES, LTD.
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
ALLIED GROUP, INC. (AGI)
SCOTTSDALE INSURANCE COMPANY (SIC)
THI HOLDINGS DELAWARE, INC. (THI)
ATLANTIC FLORIDIAN INSURANCE COMPANY
CRESTBROOK INSURANCE COMPANY
NATIONAL CASUALTY COMPANY (NC)
NCC OF AMERICA, LTD. (INACTIVE)
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
NATIONWIDE GENERAL INSURANCE COMPANY
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
NATIONWIDE INSURANCE COMPANY OF FLORIDA
NATIONWIDE LLOYDS
A TEXAS LLOYDS
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
SCOTTSDALE INDEMNITY COMPANY
SCOTTSDALE INSURANCE COMPANY (SIC)
AMERICAN MARINE UNDERWRITERS, INC.
INSURANCE INTERMEDIARIES, INC. (II)
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
LONE STAR GENERAL AGENCY, INC.
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
NATIONWIDE INTERNATIONAL UNDERWRITERS
NATIONWIDE ARENA LLC
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
NATIONWIDE PRIVATE EQUITY FUND, LLC
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NATIONWIDE REALTY INVESTORS, LTD
NATIONWIDE SERVICES FOR YOU, LLC
NATIONWIDE ASSET MANAGEMENT, LLC
NATIONWIDE CASH MANAGEMENT COMPANY
NATIONWIDE MANAGEMENT SYSTEMS, INC.
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
AMCO INSURANCE COMPANY (AMCO)
ALLIED GENERAL AGENCY COMPANY
ALLIED TEXAS AGENCY, INC.
CALFARM INSURANCE AGENCY
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
NATIONWIDE INSURANCE COMPANY OF AMERICA
PREMIER AGENCY, INC.
NATIONWIDE DOCUMENT SOLUTIONS, INC.
NATIONWIDE SALES SOLUTIONS, INC.
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
WESTERN HERITAGE INSURANCE COMPANY
VETERINARY PET INSURANCE CO. (VPI)
V.P.I. SERVICES INC.
TITAN INDEMNITY COMPANY (TITAN)
TITAN INSURANCE COMPANY (TITAN INSURANCE)
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
VICTORIA AUTOMOBILE INSURANCE COMPANY
VICTORIA NATIONAL INSURANCE COMPANY
VICTORIA SELECT INSURANCE COMPANY
VICTORIA SPECIALTY INSURANCE COMPANY
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp – 100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 100%
NATIONWIDE SECURITIES, INC.
NGH – 100%
NATIONWIDE FINANCIAL SP, Z.O.O
DELAWARE BUSINESS TRUST
LUXEMBOURG SICAV
FIRE – 100%

(Nationwide Corp. subsidiaries)

Page 2

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE CORPORATION (NW CORP)
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
TBG INSURANCE SERVICES CORP. (TBG)
TBG AVIATION, LLC
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
NATIONWIDE INVESTMENT ADVISORS, LLC
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
NATIONWIDE INVESTMENT SERVICES CORPORATION
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
TEXAS HOUSING FUND, LLC
LIFE REO HOLDINGS LLC
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
NF REINSURANCE, LTD
NATIONWIDE FUND ADVISORS
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NATIONWIDE BANK
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
PENSION ASSOCIATES, INC.
NFS DISTRIBUTORS, INC. (NFSDI)
NATIONWIDE FUND MANAGEMENT LLC
NATIONWIDE FUND DISTRIBUTORS LLC
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
PROVIDENTCO, INC.
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
1717 CAPITAL MANAGEMENT COMPANY
1717 ADVISORY SERVICES, INC.
1717 BROKERAGE SERVICES, INC.

(NFS subsidiaries)

Item 27.                 Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2008 was 9,184 and 0, respectively.

Item 28.                 Indemnification

Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

    Timothy G. Frommeyer
    Nationwide Life Insurance Company
    One Nationwide Plaza
    Columbus, OH  43215

Item 31.                 Management Services
    Not Applicable

Item 32.                 Undertakings
    The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

Signatures

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 17th day of April, 2008.

NATIONWIDE VARIABLE ACCOUNT
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/W. MICHAEL STOBART
                     W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 17th day of April, 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact